UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

November 30, 2009 (Unaudited)

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Shares, Contracts, or Principal Amount	Value
Common Stocks - 98.2%

Consumer Discretionary - 6.4%

Apparel Retail - 0.6%
Limited Brands, Inc.	73,800	$1,224,342
Auto Parts & Equipment - 0.7%
Johnson Controls, Inc.	48,220	1,304,351
Cable & Satellite - 0.7%
Time Warner Cable, Inc. (1)	32,170	1,347,601
Department Stores - 0.5%
Macy’s, Inc. (1)	57,600	939,456
General Merchandise Stores - 0.4%
Target Corp.	16,390	763,118
Homebuilding - 0.4%
D.R. Horton, Inc. (1)	77,250	794,130
Household Appliances - 1.3%
Whirlpool Corp.	34,035	2,524,036
Housewares & Specialties - 0.6%
Newell Rubbermaid, Inc.	80,065	1,161,743
Movies & Entertainment - 0.8%
Time Warner, Inc.	54,020	1,659,495
Restaurants - 0.4%
Darden Restaurants, Inc. (1)	23,280	731,690

Total Consumer Discretionary		12,449,962

Consumer Staples - 6.6%

Agricultural Products - 1.2%
Archer-Daniels-Midland Co.	75,100	2,313,831
Drug Retail - 1.0%
CVS Caremark Corp.	65,950	2,045,109
Household Products - 0.8%
Kimberly-Clark Corp.	24,100	1,589,877
Packaged Foods & Meats - 0.7%
Tyson Foods, Inc., Class A	115,230	1,385,065
Soft Drinks - 0.5%
Coca-Cola Enterprises, Inc.	48,440	951,846
Tobacco - 2.4%
Altria Group, Inc. (1)	101,800	1,914,858
Philip Morris International, Inc.	35,845	1,723,786
Reynolds American, Inc.	20,270	1,012,689

		4,651,333

Total Consumer Staples		12,937,061

Energy - 19.4%

Integrated Oil & Gas - 9.9%
Chevron Corp.	90,500	7,062,620
ConocoPhillips	117,920	6,104,719
Exxon Mobil Corp.	38,720	2,906,710

Marathon Oil Corp.	100,690	3,284,508

		19,358,557
Oil & Gas-Drilling - 1.6%
Diamond Offshore Drilling, Inc. (1)	15,020	1,495,091
Rowan Cos., Inc. (1) (2)	67,725	1,672,130

		3,167,221
Oil & Gas-Equipment & Services - 2.3%
Halliburton Co.	80,560	2,365,241
National Oilwell Varco, Inc.	51,690	2,223,704

		4,588,945
Oil & Gas-Exploration & Production - 5.6%
Anadarko Petroleum Corp.	62,995	3,750,092
Apache Corp.	26,680	2,542,071
Cimarex Energy Co. (1)	24,175	1,132,357
Devon Energy Corp.	22,795	1,535,243
XTO Energy, Inc. (1)	45,280	1,921,683

		10,881,446

Total Energy		37,996,169

Financials - 21.0%

Asset Management & Custody Banks - 1.8%
Ameriprise Financial, Inc.	94,470	3,601,196
Consumer Finance - 1.8%
Discover Financial Services	230,540	3,564,148
Diversified Banks - 3.4%
U.S. Bancorp	114,025	2,751,424
Wells Fargo & Co. (1)	140,005	3,925,740

		6,677,164
Investment Banking & Brokerage - 5.0%
Goldman Sachs Group, Inc.	35,030	5,943,190
Morgan Stanley (1)	120,895	3,817,864

		9,761,054
Life & Health Insurance - 1.2%
MetLife, Inc. (1)	66,410	2,270,558
Multi-Line Insurance - 0.6%
Hartford Financial Services Group, Inc.	44,840	1,096,786
Other Diversified Financial Services - 3.6%
JPMorgan Chase & Co. (1)	167,550	7,119,200
Property & Casualty Insurance - 1.8%
Travelers Cos., Inc.	66,190	3,467,694
Regional Banks - 1.3%
PNC Financial Services Group, Inc. (1)	44,715	2,549,202
Specialized Finance - 0.5%
CME Group, Inc. (1)	2,850	935,456

Total Financials		41,042,458

Healthcare - 12.0%

Biotechnology - 1.8%
Amgen, Inc. (2)	36,165	2,037,898
Gilead Sciences, Inc. (2)	31,820	1,465,311

		3,503,209
Healthcare Distributors - 2.6%
AmerisourceBergen Corp.	95,815	2,365,672
McKesson Corp.	43,680	2,709,034

		5,074,706
Healthcare Services - 0.6%
Medco Health Solutions, Inc. (1) (2)	18,860	1,191,198

Managed Healthcare - 1.7%
Humana, Inc. (1) (2)	46,055	1,911,743
UnitedHealth Group, Inc.	50,885	1,458,873

		3,370,616
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	103,270	2,613,764
Forest Laboratories, Inc. (1) (2)	59,365	1,820,131
Pfizer, Inc. (1)	329,845	5,993,283

		10,427,178

Total Healthcare		23,566,907

Industrials - 11.4%

Aerospace & Defense - 3.7%
General Dynamics Corp.	50,815	3,348,709
Honeywell International, Inc.	26,190	1,007,529
Northrop Grumman Corp.	51,805	2,838,914

		7,195,152
Commercial Printing - 0.5%
R. R. Donnelley & Sons Co. (1)	45,170	929,599
Construction & Farm Machinery & Heavy Trucks - 0.5%
Joy Global, Inc.	17,930	959,972
Electrical Components & Equipment - 2.2%
Cooper Industries, PLC (1)	59,080	2,522,125
Emerson Electric Co.	41,415	1,714,995

		4,237,120
Environmental & Facilities Services - 1.1%
Waste Management, Inc.	66,125	2,171,545
Industrial Conglomerates - 2.3%
General Electric Co.	281,200	4,504,824
Railroads - 1.1%
CSX Corp.	47,230	2,242,481

Total Industrials		22,240,693

Information Technology - 9.3%

Communications Equipment - 0.5%
Cisco Systems, Inc. (2)	44,155	1,033,227
Computer Hardware - 4.1%
Apple, Inc. (1) (2)	11,740	2,346,943
Hewlett-Packard Co.	87,675	4,301,336
International Business Machines Corp.	10,035	1,267,922

		7,916,201
Computer Storage & Peripherals - 2.4%
EMC Corp. (1) (2)	168,770	2,840,399
Western Digital Corp. (1) (2)	48,540	1,788,214

		4,628,613
Data Processing & Outsourced Services - 1.0%
Computer Sciences Corp. (1) (2)	36,950	2,043,705
Semiconductors - 1.3%
Marvell Technology Group, Ltd. (2)	99,810	1,539,070
Texas Instruments, Inc. (1)	42,180	1,066,732

		2,605,802

Total Information Technology		18,227,548

Materials - 5.6%

Diversified Chemicals - 1.1%
Ashland, Inc.	59,065	2,122,205
Metal & Glass Containers - 0.8%
Ball Corp.	31,710	1,566,791

Paper Products - 1.5%
International Paper Co.	111,975	2,849,764
Steel - 2.2%
Commercial Metals Co.	117,760	1,872,384
Reliance Steel & Aluminum Co.	61,570	2,516,982

		4,389,366

Total Materials		10,928,126

Telecommunication Services - 3.4%

Integrated Telecommunication Services - 3.4%
AT&T, Inc. (1)	183,395	4,940,661
Verizon Communications, Inc. (1)	52,250	1,643,785

Total Telecommunication Services		6,584,446

Utilities - 3.1%

Electric Utilities - 1.0%
Edison International	59,490	2,025,634
Gas Utilities - 1.4%
ONEOK, Inc.	66,365	2,655,927
Multi-Utilities - 0.7%
Dominion Resources, Inc.	39,375	1,432,463

Total Utilities		6,114,024

Total Common Stocks (identified cost $167,554,112)		192,087,394
Purchased Call Options - 0.5%
Bank of America Corp., Exercise Price: $14.00, 2/20/2010 (2)	3,150	801,675
Citigroup, Inc., Exercise Price: $4.00, 3/20/2010 (2)	2,750	136,125

Total Purchased Call Options (identified cost $990,408)		937,800
Short-Term Investments - 26.2%
Collateral Pool Investment for Securities on Loan - 25.3%
(See Note 2 of the Schedule of Investments)		49,516,278
Repurchase Agreement - 0.9%
Agreement with Morgan Stanley & Co., Inc., 0.140%, dated 11/30/2009, to be repurchased at $1,813,886 on 12/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2037, with a market value of $1,883,408 (at amortized cost)	$1,813,879	1,813,879

Total Short-Term Investments (identified cost $51,330,157)		51,330,157

Total Investments - 124.9% (identified cost $219,874,677)		244,355,351
Other Assets and Liabilities - (24.9)%		(48,781,579)

Total Net Assets - 100.0%		$195,573,772

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 99.2%

Consumer Discretionary - 11.5%

Apparel, Accessories & Luxury Goods - 2.1%
Coach, Inc.	50,000	$1,737,500
Under Armour, Inc., Class A (1) (2)	75,000	1,920,000

		3,657,500
Computer & Electronics Retail - 2.6%
Best Buy Co., Inc. (1)	65,000	2,783,950
GameStop Corp., Class A (1) (2)	70,000	1,708,700

		4,492,650
Education Services - 1.1%
Apollo Group, Inc., Class A (1) (2)	33,500	1,911,845
General Merchandise Stores - 1.6%
Dollar General Corp. (2)	50,000	1,150,000
Target Corp.	35,000	1,629,600

		2,779,600
Home Improvement Retail - 1.5%
Lowe’s Cos., Inc.	125,000	2,726,250
Restaurants - 2.6%
Brinker International, Inc.	150,000	2,070,000
Chipotle Mexican Grill, Inc., Class A (1) (2)	30,000	2,503,500

		4,573,500

Total Consumer Discretionary		20,141,345

Consumer Staples - 7.3%

Drug Retail - 1.3%
CVS Caremark Corp.	72,000	2,232,720
Household Products - 0.9%
Procter & Gamble Co. (1)	25,000	1,558,750
Hypermarkets & Super Centers - 2.4%
BJ’s Wholesale Club, Inc. (2)	48,000	1,666,080
Wal-Mart Stores, Inc.	45,000	2,454,750

		4,120,830
Packaged Foods & Meats - 0.7%
Tyson Foods, Inc., Class A	100,000	1,202,000
Soft Drinks - 2.0%
PepsiCo, Inc.	57,300	3,565,206

Total Consumer Staples		12,679,506

Energy - 10.4%

Coal & Consumable Fuels - 0.9%
Consol Energy, Inc. (1)	35,600	1,634,752
Oil & Gas-Drilling - 1.0%
Transocean Ltd. (2)	20,000	1,707,800
Oil & Gas-Equipment & Services - 3.5%
Dresser-Rand Group, Inc. (1) (2)	60,000	1,684,800
Halliburton Co.	75,000	2,202,000
National Oilwell Varco, Inc.	50,000	2,151,000

		6,037,800

Oil & Gas-Exploration & Production - 5.0%
Anadarko Petroleum Corp.	30,000	1,785,900
Devon Energy Corp.	26,400	1,778,040
Petrohawk Energy Corp. (2)	106,900	2,388,146
Southwestern Energy Co. (2)	62,700	2,756,292

		8,708,378

Total Energy		18,088,730

Financials - 10.2%

Asset Management & Custody Banks - 2.6%
Ameriprise Financial, Inc.	60,100	2,291,012
Invesco Ltd.	99,800	2,220,550

		4,511,562
Diversified Banks - 1.0%
U.S. Bancorp (1)	72,500	1,749,425
Investment Banking & Brokerage - 3.3%
Goldman Sachs Group, Inc.	19,200	3,257,472
Morgan Stanley (1)	82,000	2,589,560

		5,847,032
Other Diversified Financial Services - 1.9%
JPMorgan Chase & Co. (1)	77,500	3,292,975
Specialized Finance - 1.4%
IntercontinentalExchange, Inc. (1) (2)	22,500	2,402,775

Total Financials		17,803,769

Healthcare - 11.3%

Biotechnology - 2.9%
Celgene Corp. (1) (2)	38,600	2,140,370
Gilead Sciences, Inc. (1) (2)	65,800	3,030,090

		5,170,460
Healthcare Equipment - 1.4%
Baxter International, Inc.	44,000	2,400,200
Healthcare Services - 3.1%
Express Scripts, Inc. (1) (2)	36,400	3,123,120
Medco Health Solutions, Inc. (1) (2)	35,300	2,229,548

		5,352,668
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (1) (2)	60,000	1,735,200
Pharmaceuticals - 2.9%
Abbott Laboratories	55,000	2,996,950
Allergan, Inc.	37,400	2,174,062

		5,171,012

Total Healthcare		19,829,540

Industrials - 9.9%

Aerospace & Defense - 2.1%
Honeywell International, Inc.	62,000	2,385,140
Raytheon Co. (1)	26,500	1,365,545

		3,750,685
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B (1)	30,000	1,724,100
Electrical Components & Equipment - 1.0%
Emerson Electric Co.	42,950	1,778,560
Human Resource & Employment Services - 1.0%
Manpower, Inc.	37,000	1,822,620
Industrial Conglomerates - 0.9%
McDermott International, Inc. (2)	75,000	1,570,500

Industrial Machinery - 1.9%
Dover Corp.	45,400	1,855,952
Parker Hannifin Corp.	25,700	1,386,772

		3,242,724
Railroads - 1.0%
CSX Corp.	35,000	1,661,800
Trucking - 1.0%
J.B. Hunt Transport Services, Inc. (1)	54,600	1,739,556

Total Industrials		17,290,545

Information Technology - 32.6%

Communications Equipment - 6.6%
Cisco Systems, Inc. (2)	150,000	3,510,000
QUALCOMM, Inc.	115,000	5,175,000
Research In Motion, Ltd. (2)	50,000	2,894,500

		11,579,500
Computer Hardware - 9.1%
Apple, Inc. (2)	40,000	7,996,400
Dell, Inc. (1) (2)	230,000	3,247,600
Hewlett-Packard Co.	22,000	1,079,320
International Business Machines Corp. (1)	28,500	3,600,975

		15,924,295
Data Processing & Outsourced Services - 3.9%
MasterCard, Inc., Class A (1)	10,800	2,601,288
Paychex, Inc. (1)	70,000	2,194,500
Visa, Inc. (1)	25,000	2,025,000

		6,820,788
Internet Software & Services - 4.3%
Google, Inc., Class A (2)	13,000	7,579,000
Semiconductors - 3.7%
Broadcom Corp., Class A (1) (2)	90,000	2,628,000
Intel Corp.	200,000	3,840,000

		6,468,000
Systems Software - 5.0%
Microsoft Corp.	200,000	5,882,000
Oracle Corp.	125,000	2,760,000

		8,642,000

Total Information Technology		57,013,583

Materials - 6.0%

Diversified Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. (1) (2)	15,000	1,242,000
Fertilizers & Agricultural Chemicals - 1.7%
Monsanto Co. (1)	36,700	2,963,525
Specialty Chemicals - 0.8%
Albemarle Corp.	41,500	1,400,625
Steel - 2.8%
Nucor Corp.	64,400	2,731,204
Steel Dynamics, Inc. (1)	128,200	2,169,144

		4,900,348

Total Materials		10,506,498

Total Common Stocks (identified cost $151,972,370)		173,353,516

Short-Term Investments - 29.0%

Collateral Pool Investment for Securities on Loan - 28.2%
(See Note 2 of the Schedule of Investments)		49,337,612

Repurchase Agreement - 0.8%
Agreement with Morgan Stanley & Co., Inc., 0.140%, dated 11/30/2009, to be repurchased at $1,372,176 on 12/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 5/6/2011, with a market value of $1,404,247 (at amortized cost)	$1,372,170	1,372,170

Total Short-Term Investments (identified cost $50,709,782)		50,709,782

Total Investments - 128.2% (identified cost $202,682,152)		224,063,298
Other Assets and Liabilities - (28.2)%		(49,240,850)

Total Net Assets - 100.0%		$174,822,448

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.4%

Consumer Discretionary - 15.6%

Advertising - 1.4%
Interpublic Group of Cos., Inc. (1) (2)	500,000	$3,165,000
Apparel Retail - 2.7%
Gap, Inc.	170,200	3,645,684
Limited Brands, Inc.	160,700	2,666,013

		6,311,697
Cable & Satellite - 2.5%
DIRECTV Group, Inc., Class A (1) (2)	59,310	1,875,978
Liberty Global, Inc. (1) (2)	196,000	3,780,840

		5,656,818
Catalog Retail - 1.4%
Liberty Media Corp. - Interactive (1) (2)	294,300	3,131,352
Computer & Electronics Retail - 1.1%
Best Buy Co., Inc. (1)	57,600	2,467,008
Department Stores - 1.0%
Kohl’s Corp. (1) (2)	44,000	2,338,160
Hotels, Resorts & Cruise Lines - 1.1%
Royal Caribbean Cruises, Ltd. (1) (2)	103,200	2,535,624
Household Appliances - 2.0%
Whirlpool Corp. (1)	63,000	4,672,080
Internet Retail - 1.1%
Expedia, Inc. (1) (2)	102,100	2,601,508
Movies & Entertainment - 0.1%
Liberty Media Corp. - Starz, Series A (2)	5,930	283,750
Specialty Stores - 1.2%
Staples, Inc. (1)	120,600	2,812,392

Total Consumer Discretionary		35,975,389

Consumer Staples - 6.5%

Food Retail - 2.7%
Kroger Co.	124,400	2,828,856
Safeway, Inc. (1)	150,300	3,381,750

		6,210,606
Packaged Foods & Meats - 1.3%
Tyson Foods, Inc., Class A	252,500	3,035,050
Soft Drinks - 1.0%
Dr. Pepper Snapple Group, Inc. (2)	85,700	2,244,483
Tobacco - 1.5%
Lorillard, Inc. (1)	43,800	3,412,458

Total Consumer Staples		14,902,597

Energy - 9.5%

Oil & Gas-Drilling - 2.1%
Helmerich & Payne, Inc. (1)	53,900	2,023,945
Noble Corp. (1)	70,100	2,895,831

		4,919,776

Oil & Gas-Equipment & Services - 2.8%
BJ Services Co. (1)	193,800	3,639,564
Tidewater, Inc.	62,600	2,813,870

		6,453,434
Oil & Gas-Exploration & Production - 3.1%
Newfield Exploration Co. (2)	59,100	2,498,748
Noble Energy, Inc.	71,300	4,652,325

		7,151,073
Oil & Gas-Storage & Transportation - 1.5%
Williams Cos., Inc.	169,100	3,363,399

Total Energy		21,887,682

Financials - 22.8%

Asset Management & Custody Banks - 6.2%
Affiliated Managers Group, Inc. (1) (2)	66,000	4,303,860
Ameriprise Financial, Inc.	120,300	4,585,836
Invesco Ltd.	164,800	3,666,800
State Street Corp.	43,800	1,808,940

		14,365,436
Consumer Finance - 2.6%
Capital One Financial Corp. (1)	88,100	3,379,516
Discover Financial Services (1)	173,000	2,674,580

		6,054,096
Life & Health Insurance - 3.3%
Lincoln National Corp.	128,300	2,939,353
Principal Financial Group, Inc.	96,100	2,439,979
Protective Life Corp.	139,700	2,310,638

		7,689,970
Office REIT’s - 0.7%
Mack-Cali Realty Corp. (1)	50,600	1,552,914

Property & Casualty Insurance - 3.0%
ACE Ltd. (2)	72,700	3,541,217
Hanover Insurance Group, Inc.	80,000	3,330,400

		6,871,617
Regional Banks - 4.0%
Associated Banc-Corp. (1)	301,100	3,414,474
CapitalSource, Inc. (1)	565,800	2,076,486
Fifth Third Bancorp (1)	366,910	3,698,453

		9,189,413
Reinsurance - 3.0%
PartnerRe Ltd. (1)	38,500	2,966,040
Reinsurance Group of America, Inc. (1)	87,100	4,050,150

		7,016,190

Total Financials		52,739,636

Healthcare - 7.6%

Healthcare Distributors - 1.6%
AmerisourceBergen Corp.	154,200	3,807,198
Healthcare Services - 1.6%
DaVita, Inc. (2)	61,400	3,637,336
Healthcare Supplies - 0.9%
DENTSPLY International, Inc. (1)	65,200	2,172,464
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc. (1) (2)	73,300	3,461,959
Managed Healthcare - 2.0%
CIGNA Corp.	142,500	4,571,400

Total Healthcare		17,650,357

Industrials - 9.0%

Diversified Support Services - 1.3%
Cintas Corp. (1)	110,100	3,092,709
Electrical Components & Equipment - 2.8%
Cooper Industries, PLC (1)	80,400	3,432,276
Thomas & Betts Corp. (1) (2)	81,900	2,989,350

		6,421,626
Environmental & Facilities Services - 0.8%
Republic Services, Inc. (1)	65,000	1,833,000
Human Resource & Employment Services - 1.6%
Manpower, Inc.	75,200	3,704,352
Industrial Machinery - 1.6%
Eaton Corp.	55,800	3,565,620
Marine - 0.9%
Diana Shipping, Inc. (2)	138,500	2,153,675

Total Industrials		20,770,982

Information Technology - 12.9%

Application Software - 1.0%
Synopsys, Inc. (1) (2)	100,700	2,262,729
Computer Storage & Peripherals - 1.1%
Lexmark International, Inc., Class A (1) (2)	102,700	2,584,959
Consulting & Other Services - 1.4%
Amdocs, Ltd. (1) (2)	122,600	3,240,318
Data Processing & Outsourced Services - 1.2%
Hewitt Associates, Inc., Class A (2)	68,800	2,764,384
Office Electronics - 1.5%
Xerox Corp. (1)	449,700	3,462,690
Semiconductors - 1.7%
Intersil Corp.	126,300	1,631,796
Maxim Integrated Products, Inc.	127,600	2,245,760

		3,877,556
Systems Software - 0.9%
Symantec Corp. (1) (2)	112,500	1,996,875
Technology Distributors - 4.1%
Arrow Electronics, Inc. (1) (2)	123,800	3,253,464
Avnet, Inc. (2)	107,400	2,926,650
Ingram Micro, Inc. (1) (2)	195,900	3,328,341

		9,508,455

Total Information Technology		29,697,966

Materials - 6.8%
Diversified Chemicals - 2.0%
PPG Industries, Inc. (1)	75,830	4,506,577
Paper Packaging - 1.4%
Sealed Air Corp.	146,700	3,269,943
Paper Products - 2.1%
MeadWestvaco Corp.	177,100	4,847,227
Steel - 1.3%
Nucor Corp.	72,300	3,066,243

Total Materials		15,689,990

Telecommunication Services - 1.7%

Integrated Telecommunication Services - 1.7%
CenturyTel, Inc.	112,304	3,996,899

Utilities - 5.0%

Electric Utilities - 2.3%
Edison International (1)	100,300	3,415,215
Entergy Corp.	25,190	1,981,194

		5,396,409
Gas Utilities - 1.7%
EQT Corp.	96,400	3,966,860
Multi-Utilities - 1.0%
Sempra Energy (1)	42,100	2,237,194

Total Utilities		11,600,463

Total Common Stocks (identified cost $203,827,247)		224,911,961

Short-Term Investments - 36.6%

Collateral Pool Investment for Securities on Loan - 34.2% (See Note 2 of the Schedule of Investments)		78,972,688

Repurchase Agreement - 2.4%
Agreement with Morgan Stanley & Co., Inc., 0.140%, dated 11/30/2009, to be repurchased at $5,605,227 on 12/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 7/15/2037, with a market value of $5,829,910 (at amortized cost)	$5,605,205	5,605,205

Total Short-Term Investments (identified cost $84,577,893)		84,577,893

Total Investments - 134.0% (identified cost $288,405,140)		309,489,854
Other Assets and Liabilities - (34.0)%		(78,542,624)

Total Net Assets - 100.0%		$230,947,230

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 98.0%

Consumer Discretionary - 16.9%

Apparel Retail - 5.3%
Chico’s FAS, Inc. (1) (2)	150,100	$2,111,907
Gap, Inc.	137,100	2,936,682
Ross Stores, Inc.	57,100	2,511,258
TJX Cos., Inc.	83,400	3,200,892

		10,760,739
Apparel, Accessories & Luxury Goods - 0.9%
Coach, Inc.	52,200	1,813,950
Automotive Retail - 1.1%
O’Reilly Automotive, Inc. (1) (2)	59,800	2,319,044
Cable & Satellite - 0.7%
Net Servicos de Comunicacao S.A., ADR (1)	96,600	1,382,346
Casinos & Gaming - 0.6%
WMS Industries, Inc. (1) (2)	33,400	1,298,592
Department Stores - 0.9%
Kohl’s Corp. (1) (2)	33,700	1,790,818
General Merchandise Stores - 2.3%
Big Lots, Inc. (2)	88,000	2,029,280
Dollar Tree, Inc. (1) (2)	54,100	2,649,277

		4,678,557
Housewares & Specialties - 2.0%
Jarden Corp. (1)	147,800	4,057,110
Specialized Consumer Services - 3.1%
Coinstar, Inc. (1) (2)	239,100	6,405,489

Total Consumer Discretionary		34,506,645

Consumer Staples - 1.2%

Packaged Foods & Meats - 1.2%
J. M. Smucker Co.	42,300	2,499,084

Energy - 8.8%

Oil & Gas-Equipment & Services - 0.7%
IHS, Inc., Class A (1) (2)	26,700	1,342,476
Oil & Gas-Exploration & Production - 8.1%
Atlas Energy, Inc.	54,400	1,398,080
EXCO Resources, Inc.	108,700	1,839,204
McMoRan Exploration Co. (1) (2)	372,300	2,702,898
Petrohawk Energy Corp. (2)	119,800	2,676,332
Plains Exploration & Production Co. (2)	66,100	1,798,581
Resolute Energy Corp. (1) (2)	564,300	6,122,655

		16,537,750

Total Energy		17,880,226

Financials - 5.2%

Asset Management & Custody Banks - 3.4%
Affiliated Managers Group, Inc. (1) (2)	38,500	2,510,585
Ameriprise Financial, Inc. (1)	71,600	2,729,392
Waddell & Reed Financial, Inc., Class A (1)	60,200	1,753,626

		6,993,603

Investment Banking & Brokerage - 0.9%
Lazard, Ltd., Class A	44,500	1,724,820
Property & Casualty Insurance - 0.9%
XL Capital, Ltd., Class A	98,900	1,810,859

Total Financials		10,529,282

Healthcare - 13.8%

Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (1) (2)	43,600	1,977,260
Healthcare Equipment - 1.6%
Edwards Lifesciences Corp. (2)	17,700	1,456,356
NuVasive, Inc. (1) (2)	57,400	1,862,630

		3,318,986
Healthcare Facilities - 0.8%
Community Health Systems, Inc. (1) (2)	51,200	1,562,112
Healthcare Services - 3.1%
Amedisys, Inc. (1) (2)	41,200	1,526,048
Emergency Medical Services Corp., Class A (2)	36,200	1,746,650
Express Scripts, Inc. (1) (2)	37,000	3,174,600

		6,447,298
Healthcare Supplies - 1.6%
Inverness Medical Innovations, Inc. (1) (2)	76,000	3,195,800
Life Sciences Tools & Services - 2.3%
Life Technologies Corp. (1) (2)	54,600	2,717,988
Mettler-Toledo International, Inc. (2)	19,300	1,919,964

		4,637,952
Pharmaceuticals - 3.4%
King Pharmaceuticals, Inc. (1) (2)	159,600	1,888,068
Medicis Pharmaceutical Corp., Class A (1)	75,800	1,788,122
Mylan, Inc. (1) (2)	178,400	3,188,008

		6,864,198

Total Healthcare		28,003,606

Industrials - 11.9%

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	29,300	1,633,182
Construction & Engineering - 0.5%
Insituform Technologies, Inc., Class A (2)	48,300	999,810
Electrical Components & Equipment - 3.4%
AMETEK, Inc.	42,500	1,553,800
Cooper Industries, PLC (1)	46,100	1,968,009
Regal Beloit Corp.	31,400	1,490,244
Roper Industries, Inc.	37,900	1,972,316

		6,984,369
Industrial Conglomerates - 1.0%
Tyco International, Ltd.	56,700	2,033,829
Industrial Machinery - 2.9%
IDEX Corp.	51,900	1,537,797
Ingersoll-Rand Co., Ltd., Class A (1)	73,300	2,592,621
Middleby Corp. (1) (2)	40,200	1,802,970

		5,933,388
Railroads - 1.1%
Kansas City Southern (1) (2)	78,300	2,241,729
Security & Alarm Services - 1.4%
GeoEye, Inc. (1) (2)	92,100	2,870,757
Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Class A	34,100	1,565,190

Total Industrials		24,262,254

Information Technology - 29.2%

Application Software - 3.2%
Ebix, Inc. (1) (2)	96,300	4,998,933
Informatica Corp. (2)	68,000	1,526,600

		6,525,533
Communications Equipment - 1.6%
JDS Uniphase Corp. (2)	248,600	1,837,154
Motorola, Inc.	176,300	1,412,163

		3,249,317
Computer Storage & Peripherals - 2.9%
Quantum Corp. (2)	1,324,800	3,232,512
Western Digital Corp. (1) (2)	72,500	2,670,900

		5,903,412
Consulting & Other Services - 2.9%
Cognizant Technology Solutions Corp., Class A (2)	50,700	2,227,251
Telvent GIT, S.A.	112,800	3,602,832

		5,830,083
Data Processing & Outsourced Services - 2.2%
Alliance Data Systems Corp. (1) (2)	39,900	2,433,501
Hewitt Associates, Inc., Class A (2)	50,900	2,045,162

		4,478,663
Electronic Components - 1.3%
Amphenol Corp., Class A	65,700	2,706,840
Internet Software & Services - 1.5%
Equinix, Inc. (1) (2)	32,800	3,155,032
Semiconductor Equipment - 2.2%
ASML Holding N.V. (1)	84,500	2,618,655
Kla-Tencor Corp.	57,800	1,805,672

		4,424,327
Semiconductors - 6.7%
Broadcom Corp., Class A (1) (2)	68,600	2,003,120
Cypress Semiconductor Corp. (1) (2)	203,600	1,948,452
Integrated Device Technology, Inc. (1) (2)	251,800	1,425,188
LSI Corp. (2)	402,100	2,127,109
ON Semiconductor Corp. (1) (2)	285,100	2,212,377
Power Integrations, Inc.	64,400	2,163,196
Silicon Laboratories, Inc. (1) (2)	41,200	1,739,876

		13,619,318
Systems Software - 4.7%
Check Point Software Technologies, Ltd. (1) (2)	82,700	2,612,493
McAfee, Inc. (1) (2)	59,400	2,266,110
Rovi Corp. (1) (2)	90,200	2,688,862
Sybase, Inc. (1) (2)	52,200	2,100,528

		9,667,993

Total Information Technology		59,560,518

Materials - 7.0%

Diversified Chemicals - 0.7%
Solutia, Inc. (2)	133,000	1,432,410
Diversified Metals & Mining - 1.9%
Freeport-McMoRan Copper & Gold, Inc. (1) (2)	21,600	1,788,480
Thompson Creek Metals Co., Inc. (1) (2)	176,000	2,108,480

		3,896,960
Industrial Gases - 1.9%
Airgas, Inc.	33,100	1,530,875
Praxair, Inc.	29,500	2,419,885

		3,950,760

Specialty Chemicals - 0.9%
Ecolab, Inc.	39,900	1,791,909
Steel - 1.6%
AK Steel Holding Corp. (1)	90,000	1,800,000
Cliffs Natural Resources, Inc. (1)	30,900	1,361,454

		3,161,454

Total Materials		14,233,493

Telecommunication Services - 4.0%

Alternative Carriers - 1.9%
AboveNet, Inc. (1) (2)	74,260	3,809,538
Wireless Telecommunication Services - 2.1%
American Tower Corp., Class A (2)	55,900	2,287,428
Crown Castle International Corp. (1) (2)	56,600	2,076,653

		4,364,081

Total Telecommunication Services		8,173,619

Total Common Stocks (identified cost $172,013,895)		199,648,727

Short-Term Investments - 46.5%

Collateral Pool Investment for Securities on Loan - 44.6%
(See Note 2 of the Schedule of Investments)		90,950,216

Repurchase Agreement - 1.9%
Agreement with Morgan Stanley & Co., Inc., 0.140%, dated 11/30/2009, to be repurchased at $3,864,690 on 12/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2037, with a market value of $3,962,582 (at amortized cost)	$3,864,675	3,864,675

Total Short-Term Investments (identified cost $94,814,891)		94,814,891

Total Investments - 144.5% (identified cost $266,828,786)		294,463,618
Other Assets and Liabilities - (44.5)%		(90,738,101)

Total Net Assets - 100.0%		$203,725,517

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 98.5%

Consumer Discretionary - 9.8%

Auto Parts & Equipment - 1.3%
Amerigon, Inc. (2)	514,400	$3,410,472
General Merchandise Stores - 0.8%
Big Lots, Inc. (2)	94,500	2,179,170
Home Furnishings - 0.6%
La-Z-Boy, Inc. (1) (2)	165,000	1,575,750
Homefurnishing Retail - 0.5%
Pier 1 Imports, Inc. (1) (2)	347,900	1,318,541
Housewares & Specialties - 2.0%
Jarden Corp. (1)	192,300	5,278,635
Publishing - 1.6%
Dolan Media Co. (2)	367,900	4,322,825
Specialized Consumer Services - 3.0%
Coinstar, Inc. (1) (2)	296,800	7,951,272

Total Consumer Discretionary		26,036,665

Consumer Staples - 4.5%

Packaged Foods & Meats - 2.9%
Imperial Sugar Co. (1)	514,300	7,765,930
Personal Products - 1.6%
China-Biotics, Inc. (1) (2)	308,200	4,357,948

Total Consumer Staples		12,123,878

Energy - 8.2%

Oil & Gas-Exploration & Production - 8.2%
Energy XXI Bermuda, Ltd. (1)	4,762,000	10,714,500
McMoRan Exploration Co. (1) (2)	424,700	3,083,322
Resolute Energy Corp. (1) (2)	732,600	7,948,710

Total Energy		21,746,532

Financials - 4.1%

Asset Management & Custody Banks - 1.9%
Safeguard Scientifics, Inc. (2)	536,000	4,952,640
Property & Casualty Insurance - 1.4%
Tower Group, Inc.	147,039	3,628,923
Reinsurance - 0.8%
Enstar Group, Ltd. (1) (2)	30,500	2,243,885

Total Financials		10,825,448

Healthcare - 19.2%

Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (1) (2)	58,400	2,648,440
Martek Biosciences Corp. (1) (2)	131,600	2,289,840
United Therapeutics Corp. (1) (2)	39,300	1,791,687

		6,729,967
Healthcare Equipment - 2.6%

DexCom, Inc. (1) (2)	291,400	2,112,650
NuVasive, Inc. (1) (2)	71,300	2,313,685

Thoratec Corp. (1) (2)	78,400	2,335,536

		6,761,871
Healthcare Facilities - 3.0%
Emeritus Corp. (1) (2)	111,900	1,750,116
Hanger Orthopedic Group, Inc. (2)	185,500	2,474,570
Health Management Associates, Inc., Class A (1) (2)	319,900	1,960,987
Tenet Healthcare Corp. (2)	398,600	1,813,630

		7,999,303
Healthcare Services - 4.0%
Amedisys, Inc. (1) (2)	53,300	1,974,232
Bio-Reference Laboratories, Inc. (1) (2)	57,700	1,892,560
Clarient, Inc. (1) (2)	944,900	2,409,495
Genoptix, Inc. (1) (2)	62,600	2,269,250
HMS Holdings Corp. (1) (2)	47,500	2,099,975

		10,645,512
Healthcare Supplies - 2.6%
Haemonetics Corp. (2)	30,200	1,612,076
Inverness Medical Innovations, Inc. (1) (2)	82,400	3,464,920
Neogen Corp. (2)	53,850	1,752,279

		6,829,275
Healthcare Technology - 2.7%
MedAssets, Inc. (1) (2)	93,500	2,182,290
Merge Healthcare, Inc. (2)	1,656,500	5,068,890

		7,251,180
Pharmaceuticals - 1.8%
Eurand N.V. (2)	208,800	2,495,160
Medicis Pharmaceutical Corp., Class A	98,200	2,316,538

		4,811,698

Total Healthcare		51,028,806

Industrials - 8.4%

Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (2)	84,500	2,475,850
Construction & Engineering - 2.4%
Aecom Technology Corp. (1) (2)	97,200	2,468,880
Insituform Technologies, Inc., Class A (2) (5)	63,900	1,322,730
Orion Marine Group, Inc. (2)	137,300	2,538,677

		6,330,287
Diversified Support Services - 0.9%
Healthcare Services Group, Inc. (1)	123,900	2,439,591
Industrial Machinery - 0.8%
Middleby Corp. (1) (2)	47,600	2,134,860
Office Services & Supplies - 1.4%
Sykes Enterprises, Inc. (1) (2)	146,800	3,603,940
Research & Consulting Services - 0.5%
Acacia Research Corp. (1) (2)	168,500	1,272,175
Security & Alarm Services - 1.5%
GeoEye, Inc. (1) (2)	128,900	4,017,813

Total Industrials		22,274,516

Information Technology - 34.3%

Application Software - 7.5%
AsiaInfo Holdings, Inc. (1) (2)	86,100	2,117,199
China TransInfo Technology Corp. (1) (2)	198,700	1,474,354
Ebix, Inc. (1) (2)	169,500	8,798,745
JDA Software Group, Inc. (2)	84,900	1,993,452
Sonic Solutions, Inc. (1) (2)	385,700	3,309,306
Synchronoss Technologies, Inc. (1) (2)	169,300	2,282,164

		19,975,220

Communications Equipment - 5.4%
Aruba Networks, Inc. (1) (2)	259,500	2,076,000
DragonWave, Inc. (1) (2)	436,600	4,366,000
Finisar Corp. (1) (2)	289,800	2,637,180
Neutral Tandem, Inc. (1) (2)	113,400	2,616,138
Oclaro, Inc. (2)	2,039,200	2,569,392

		14,264,710
Computer Storage & Peripherals - 5.0%
Dot Hill Systems Corp. (2)	986,200	1,844,194
Quantum Corp. (2)	4,665,700	11,384,308

		13,228,502
Consulting & Other Services - 1.6%
Telvent GIT, S.A.	136,300	4,353,422
Data Processing & Outsourced Services - 0.9%
CyberSource Corp. (1) (2)	138,100	2,371,177
Internet Software & Services - 5.1%
Ariba, Inc. (1) (2)	170,800	1,851,472
Art Technology Group, Inc. (2)	657,800	2,657,512
Equinix, Inc. (1) (2)	28,100	2,702,939
Innodata Isogen, Inc. (2)	787,200	4,117,056
Terremark Worldwide, Inc. (2)	356,300	2,176,993

		13,505,972
Semiconductor Equipment - 2.1%
Teradyne, Inc. (1) (2)	203,500	1,803,010
Ultratech, Inc. (2)	154,500	2,036,310
Veeco Instruments, Inc. (1) (2)	63,500	1,734,185

		5,573,505
Semiconductors - 4.8%
Cirrus Logic, Inc. (2)	325,700	1,768,551
Conexant Systems, Inc. (1) (2)	563,200	1,284,096
Cypress Semiconductor Corp. (1) (2)	249,700	2,389,629
Integrated Device Technology, Inc. (2)	323,400	1,830,444
Power Integrations, Inc.	83,600	2,808,124
Supertex, Inc. (2)	114,500	2,738,840

		12,819,684
Systems Software - 1.3%
Rovi Corp. (1) (2)	119,200	3,553,352
Technology Distributors - 0.6%
Brightpoint, Inc. (2)	209,700	1,505,646

Total Information Technology		91,151,190

Materials - 4.0%

Diversified Chemicals - 0.6%
Solutia, Inc. (2)	150,100	1,616,577
Diversified Metals & Mining - 2.5%
China Direct Industries, Inc. (1) (2) (13)	1,681,900	2,119,194
Taseko Mines, Ltd. (2) (5)	933,100	3,172,540
Thompson Creek Metals Co., Inc. (1) (2)	106,500	1,275,870

		6,567,604
Metal & Glass Containers - 0.9%
Bway Holding Co. (2)	159,700	2,542,424

Total Materials		10,726,605

Telecommunication Services - 6.0%

Alternative Carriers - 2.8%
AboveNet, Inc. (1) (2)	102,100	5,237,730
Cogent Communications Group, Inc. (1) (2)	249,800	2,125,798

		7,363,528

Integrated Telecommunication Services - 2.1%
Atlantic Tele-Network, Inc.	118,400	5,549,408
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. (1) (2)	95,000	3,043,800

Total Telecommunication Services		15,956,736

Total Common Stocks (identified cost $232,511,162)		261,870,376

Short-Term Investments - 43.3%

Collateral Pool Investment for Securities on Loan - 41.5% (See Note 2 of the Schedule of Investments)		110,339,258

Repurchase Agreement - 1.8%
Agreement with Morgan Stanley & Co., Inc., 0.140%, dated 11/30/2009, to be repurchased at $4,855,851 on 12/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2012, with a market value of $4,996,550 (at amortized cost)	$4,855,832	4,855,832

Total Short-Term Investments (identified cost $115,195,090)		115,195,090

Total Investments - 141.8% (identified cost $347,706,252)		377,065,466

Other Assets and Liabilities - (41.8)%		(111,098,459)

Total Net Assets - 100.0%		$265,967,007

International Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 94.3%

Argentina - 0.3%
Telecom Argentina SA, ADR (2)	17,700	$286,386

Australia - 3.0%
Australian Pharmaceutical Industries, Ltd.	17,760	10,248
Beach Petroleum, Ltd.	58,100	44,700
BHP Billiton, Ltd.	8,703	329,206
Commonwealth Bank of Australia	22,511	1,088,621
Origin Energy, Ltd.	8,983	128,432
Pan Pacific Petroleum NL (2)	40,199	16,568
Rio Tinto, Ltd.	6,794	445,913
Santos, Ltd. (1)	33,532	452,080
Sigma Pharmaceuticals, Ltd.	23,199	20,398
Washington H. Soul Pattinson & Co., Ltd.	433	5,394

		2,541,560
Austria - 0.8%
Erste Group Bank AG (1)	16,891	686,822

Belgium - 0.1%
Barco NV (2)	1,900	80,111
Recticel SA	1,940	15,002

		95,113
Bermuda - 0.1%
Alco Holdings, Ltd.	41,000	14,707
Champion Technology Holdings, Ltd.	1,318,000	45,067
Dickson Concepts International, Ltd.	66,500	31,148
Victory City International Holdings, Ltd. (2)	234,000	35,628

		126,550
Brazil - 1.1%
Itau Unibanco Holding SA, ADR	13,800	307,050
Petroleo Brasileiro SA, ADR	3,800	194,864
Vale SA, ADR	14,700	421,449

		923,363
Canada - 0.3%
Calian Technologies, Ltd.	600	9,807
CGI Group, Inc., Class A (2)	16,935	209,401
QLT, Inc. (2)	8,400	41,546

		260,754
China - 0.8%
Industrial & Commercial Bank of China, Ltd., Class H	464,400	392,490
PetroChina Co., Ltd., Class H	205,700	254,801

		647,291
Denmark - 2.5%
A P Moller - Maersk A/S, Class B	95	693,885
FLSmidth & Co. A/S (1)	10,678	694,825
Novo Nordisk A/S, Class B	10,667	715,632

		2,104,342
Finland - 0.6%
Digia PLC	818	4,606
Fortum Oyj (1)	19,055	483,258

HKScan Oyj	804	9,923

		497,787
France - 8.1%
Alstom SA	12,289	860,443
BNP Paribas SA (1)	15,759	1,301,462
Bouygues SA (1)	13,603	676,802
Bull SA (2)	41,094	180,178
Cegid Group	627	15,402
CNP Assurances	3,719	398,103
Devoteam SA	2,547	71,097
Groupe Steria SCA	6,991	207,060
Linedata Services	1,106	15,611
NetGem SA	4,264	19,848
Sanofi-Aventis SA (1)	22,199	1,677,313
Societe Generale (1)	7,663	539,534
Tessi SA	468	34,680
Total SA	12,178	753,561

		6,751,094
Germany - 6.4%
Allianz SE (1)	9,780	1,201,541
Amadeus Fire AG	1,453	30,654
BASF SE	8,519	513,715
Bavaria Industriekapital AG	668	9,278
Daimler AG (1)	17,544	888,293
Deutsche Bank AG (1)	9,196	663,556
Deutsche Boerse AG (1)	8,043	670,152
Deutsche Lufthansa AG	510	8,140
E.ON AG	14,160	560,040
Elmos Semiconductor AG (2)	1,614	13,814
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	651	102,081
OHB Technology AG	296	4,396
SAP AG (1)	13,676	653,431
VTG AG	2,600	41,968

		5,361,059
Greece - 0.5%
National Bank of Greece SA (2)	15,017	441,956

Hong Kong - 3.2%
Bonjour Holdings, Ltd.	71,000	60,464
Chemoil Energy, Ltd.	67,000	30,820
CNOOC, Ltd.	212,400	326,683
Esprit Holdings, Ltd.	90,943	612,541
Hang Seng Bank, Ltd.	30,800	450,671
Hutchison Whampoa, Ltd.	95,014	643,026
Li & Fung, Ltd.	118,708	477,126
Swire Pacific, Ltd., Class A	3,000	34,413
Vedan International Holdings, Ltd.	288,000	31,215

		2,666,959
Hungary - 0.4%
OTP Bank PLC (2)	11,625	346,662

India - 2.8%
Bank of Baroda	31,010	350,000
Bharti Airtel, Ltd.	34,100	219,892
Canara Bank	71,129	606,007
Hindalco Industries, Ltd.	57,421	169,738
Housing Development Finance Corp., Ltd.	5,094	302,804
IDBI Bank, Ltd.	6,513	17,040
Punjab National Bank, Ltd.	2,273	43,960
State Bank of India	4,786	229,973
Sterlite Industries India, Ltd.	14,600	268,977
Union Bank of India	23,684	140,302

		2,348,693

Indonesia - 0.0%
Gudang Garam Tbk PT	16,000	29,191

Ireland - 1.4%
CRH PLC	29,732	751,807
Ryanair Holdings PLC, ADR (2)	16,668	436,868

		1,188,675
Israel - 0.4%
Teva Pharmaceutical Industries, Ltd., ADR	5,700	300,903

Italy - 2.7%
Enel SpA (1)	199,289	1,192,482
ENI SpA (1)	26,325	652,218
Permasteelisa SpA (2)	1,775	34,408
UniCredit SpA (1) (2)	123,626	422,310

		2,301,418
Japan - 19.2%
Able, Inc.	1,100	9,061
Aeon Fantasy Co., Ltd.	1,500	17,058
Amuse, Inc.	2,100	23,711
Arakawa Chemical Industries, Ltd.	7,000	86,407
Artnature, Inc.	7,000	56,930
Asahi Industries Co., Ltd.	15	29,014
Asahi Net, Inc.	4,000	13,096
Astellas Pharma, Inc.	17,400	642,133
Bando Chemical Industries, Ltd.	17,000	45,627
Canon, Inc.	9,165	353,071
Certo Corp.	800	12,328
Chimney Co., Ltd.	2,000	51,944
Cleanup Corp.	2,500	19,088
Credit Saison Co., Ltd.	20,915	231,313
Crescendo Investment Corp., REIT	17	22,754
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	32,485
Daiichi Jitsugyo Co., Ltd.	7,000	17,897
Dainichi Co., Ltd.	1,800	11,432
DTS Corp.	1,200	10,551
East Japan Railway Co.	6,400	451,643
Elematec Corp.	1,500	16,000
Faith, Inc.	684	77,310
FamilyMart Co., Ltd. (1)	13,075	430,338
Fanuc, Ltd. (1)	3,303	272,830
First Juken Co., Ltd.	1,700	12,174
FUJI SOFT, Inc.	4,100	71,053
FUJIFILM Holdings Corp.	23,100	629,344
Fujitsu, Ltd.	40,000	237,853
Hachijuni Bank, Ltd.	3,000	19,158
HI-LEX Corp.	1,100	9,621
Hitachi Cable, Ltd.	10,000	24,757
Hitachi, Ltd. (1) (2)	142,000	384,405
Hokkan Holdings, Ltd.	5,000	12,263
Honda Motor Co., Ltd.	14,646	457,476
Inabata & Co., Ltd.	4,100	13,518
Ines Corp.	1,200	10,065
Information Services International-Dentsu, Ltd.	4,400	27,538
ITC Networks Corp.	7	16,115
Japan Pulp & Paper Co., Ltd.	4,000	14,253
Japan Tobacco, Inc.	242	716,145
Joban Kosan Co., Ltd.	17,000	28,124
JSP Corp.	4,800	46,756
Jupiter Telecommunications Co., Ltd.	580	544,169
Kamei Corp.	3,000	13,431
Kanaden Corp.	2,000	9,926
Kawasumi Laboratories, Inc.	7,000	46,159
Komatsu Wall Industry Co., Ltd.	3,000	34,845
Konishi Co., Ltd.	1,600	15,530
KRS Corp.	400	4,299

Kyodo Printing Co., Ltd.	10,000	27,418
Leopalace21 Corp. (1) (2)	39,900	153,248
Maeda Road Construction Co., Ltd.	9,000	71,321
Maezawa Kasei Industries Co., Ltd.	3,600	37,941
Marubeni Corp.	49,000	258,491
Marubun Corp.	3,200	19,584
Mie Bank, Ltd.	9,000	24,364
Mimasu Semiconductor Industry Co., Ltd.	5,500	67,764
Mitsubishi Corp.	14,987	338,092
Mitsubishi UFJ Financial Group, Inc.	118,093	658,501
Mitsui Home Co., Ltd.	4,000	20,130
Nafco Co., Ltd.	1,200	21,518
NEC Fielding, Ltd.	3,200	42,980
NEC Networks & System Integration Corp.	8,100	99,985
NIC Corp.	2,900	14,326
Nichireki Co., Ltd.	4,000	15,039
Nihon Unisys, Ltd.	13,300	103,550
Nihon Yamamura Glass Co., Ltd.	9,000	30,194
Nintendo Co., Ltd.	2,699	662,260
Nippo Corp.	20,000	147,154
Nippon Telegraph & Telephone Corp.	27,200	1,180,009
NIS Group Co., Ltd. (1) (2)	45,200	15,164
Nishimatsu Construction Co., Ltd.	24,000	29,986
Nissan Motor Co., Ltd. (2)	76,300	552,566
Nitori Co., Ltd.	7,411	620,727
Nojima Corp.	1,700	15,851
Nomura Holdings, Inc.	33,533	241,295
Piolax, Inc.	2,500	40,462
Pressance Corp.	7	12,285
Prospect Reit Investment Corp., REIT	11	8,755
Ryoden Trading Co., Ltd.	4,000	19,759
Ryoshoku, Ltd.	1,500	43,903
Ryoyo Electro Corp.	1,900	15,057
S Foods, Inc.	1,500	14,056
Sanki Engineering Co., Ltd.	3,000	21,830
Sanoyas Hishino Meisho Corp.	4,200	11,418
Sapporo Hokuyo Holdings, Inc.	12,200	45,447
Satori Electric Co., Ltd.	2,500	14,692
Seino Holdings Co., Ltd.	42,000	306,108
Shidax Corp.	10,700	40,230
Shinsei Bank, Ltd. (1) (2)	255,000	312,702
Sinanen Co., Ltd.	3,000	13,223
Soft99 Corp.	3,400	17,700
Sojitz Corp.	113,100	197,572
Sony Corp. (1)	30,300	814,987
Sony Financial Holdings, Inc.	94	282,848
SRA Holdings	2,300	21,952
Starts Proceed Investment Corp., REIT	13	11,731
Sumikin Bussan Corp.	5,000	9,776
Sumitomo Corp.	36,000	354,003
Sumitomo Mitsui Financial Group, Inc.	2,800	92,318
Suncall Corp.	4,000	14,715
SystemPro Co., Ltd.	114	54,732
T&K Toka Co., Ltd.	1,700	18,093
Tachibana Eletech Co., Ltd.	1,700	10,994
Taikisha, Ltd.	2,828	41,223
Teikoku Tsushin Kogyo Co., Ltd.	7,000	15,305
Toa Oil Co., Ltd.	23,000	26,608
Tokyo Tekko Co., Ltd.	4,000	11,569
Tomen Devices Corp.	1,200	22,087
Tomoe Engineering Co., Ltd.	2,800	38,871
Torii Pharmaceutical Co., Ltd.	8,000	159,093
Tosei Corp.	82	20,301
Toshiba TEC Corp. (2)	103,000	361,048
Totetsu Kogyo Co., Ltd.	4,000	22,304
Toyota Motor Corp.	13,362	531,759
Tsurumi Manufacturing Co., Ltd.	2,000	15,039

Tsutsumi Jewelry Co., Ltd.	400	8,422
Universe Co., Ltd.	1,700	24,269
Watabe Wedding Corp.	2,600	29,778
Yamato Holdings Co., Ltd.	7,200	99,787
Yondenko Corp.	2,000	11,013
Yurtec Corp.	2,000	11,592
Zuken, Inc.	1,800	12,911

		16,086,783
Luxembourg - 0.5%
ArcelorMittal	9,800	381,859

Malaysia - 0.1%
EON Capital Berhad	25,600	43,918

Mexico - 0.3%
America Movil SAB de C.V., ADR	5,200	251,576

Netherlands - 5.0%
European Aeronautic Defence and Space Co. NV	41,142	736,071
ING Groep NV (1) (2)	12,410	115,607
Koninklijke KPN NV (1)	44,484	789,517
OCE NV (2)	2,817	36,335
Royal Dutch Shell PLC, Class A	83,318	2,475,852

		4,153,382
New Zealand - 0.5%
Telecom Corp. of New Zealand, Ltd. (1)	221,863	390,944

Norway - 2.1%
Atea ASA	15,000	112,857
Norske Skogindustrier ASA (1) (2)	81,037	125,511
StatoilHydro ASA	53,767	1,316,867
Telenor ASA (2)	11,945	162,591

		1,717,826
Portugal - 1.0%
Jeronimo Martins, SGPS, SA	82,263	806,599

Russia - 0.6%
Gazprom OAO, ADR	10,100	229,472
OJSC Oil Co. Rosneft, GDR	39,200	315,560

		545,032
Singapore - 3.3%
DBS Group Holdings, Ltd.	139,905	1,447,572
Hong Leong Finance, Ltd.	16,000	30,983
Jardine Cycle & Carriage, Ltd.	33,000	578,930
Keppel Corp., Ltd.	49,200	287,948
Macquarie International Infrastructure Fund, Ltd.	283,000	88,949
Oversea-Chinese Banking Corp., Ltd.	53,000	320,910

		2,755,292
South Africa - 0.4%
Naspers, Ltd., N Shares	8,600	322,062

South Korea - 2.1%
GwangjuShinsegae Co., Ltd.	200	21,586
Hana Financial Group, Inc.	10,450	302,410
LG Corp.	6,955	380,408
Nong Shim Holdings Co., Ltd.	358	22,136
Samsung Electronics Co., Ltd.	721	446,440
Shinsegae Co., Ltd.	580	265,858
Woori Finance Holdings Co., Ltd. (2)	28,160	352,363

		1,791,201
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	47,757	899,597
Banco Santander SA	49,106	841,318
Industria de Diseno Textil SA (Inditex)	11,331	721,907

		2,462,822

Sweden - 2.0%
Bilia AB, A Shares (2)	6,996	66,984
Electrolux AB (1) (2)	30,749	752,455
Micronic Laser Systems AB (2)	19,704	36,743
Volvo AB, B Shares (1)	83,916	797,446

		1,653,628
Switzerland - 3.0%
Charles Voegele Holding AG (2)	449	17,880
Coltene Holding AG	418	21,785
Givaudan SA (2)	835	660,884
Roche Holding AG	4,882	798,559
SGS SA (2)	252	323,138
Zurich Financial Services AG	3,160	680,795

		2,503,041
Taiwan - 2.1%
AU Optronics Corp.	5,280	5,431
Compal Electronics, Inc.	69,902	92,757
Fubon Financial Holding Co., Ltd. (2)	317,000	359,567
Gigabyte Technology Co., Ltd.	304,000	275,385
HON HAI Precision Industry Co., Ltd.	59,300	250,623
MediaTek, Inc.	17,500	275,723
Taiwan Business Bank (2)	13,000	3,276
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	43,947	456,609

		1,719,371
Thailand - 0.0%
Sri Trang Agro-Industry Pcl	36,300	21,729

Turkey - 1.1%
Haci Omer Sabanci Holding AS	97,424	341,089
Turkiye Garanti Bankasi AS	59,700	203,155
Turkiye Vakiflar Bankasi Tao, Class D (2)	179,924	367,360

		911,604
United Kingdom - 12.6%
Anglo American PLC (2)	17,873	765,357
AstraZeneca PLC	10,034	448,493
Aviva PLC	18,399	112,113
BP PLC	251,589	2,378,206
British American Tobacco PLC	22,723	690,438
Cape PLC (2)	105,648	396,267
Carnival PLC (2)	4,758	159,522
Computacenter PLC	23,676	97,374
Dairy Crest Group PLC	21,196	130,621
Dart Group PLC	21,327	18,420
Davis Service Group PLC	12,739	84,247
Delta PLC	118,843	268,824
Dimension Data Holdings PLC	148,199	183,523
Imperial Tobacco Group PLC	12,704	369,500
Investec PLC (1)	51,988	375,114
Logica PLC	28,185	54,435
Man Group PLC	112,258	588,007
National Grid PLC	57,151	620,996
Next PLC	20,420	663,796
Robert Wiseman Dairies PLC	2,800	22,571
Royal Dutch Shell PLC, A Shares	29,678	879,063
Standard Chartered PLC	32,441	791,991
United Utilities Group PLC	52,391	410,860

		10,509,738

Total Common Stocks (identified cost $69,055,631)		78,934,985

Preferred Stocks - 1.2%

Germany - 1.2%
Einhell Germany AG	352	15,074
Fresenius SE (1)	15,141	1,010,798
Jungheinrich AG	965	18,098

Total Preferred Stocks (identified cost $1,058,796)		1,043,970

Rights - 0.0%

Finland - 0.0%
HKScan Oyj (2)	804	1,322

Netherlands - 0.0%
ING Groep NV (2)	12,410	30,746

Total Rights (identified cost $51,533)		32,068

Short-Term Investments - 21.3%

Collateral Pool Investment for Securities on Loan - 18.1% (See Note 2 of the Schedule of Investments)		15,116,760

Repurchase Agreement - 3.2%
Agreement with Fixed Income Clearing Corp., 0.020%, dated 11/30/2009, to be repurchased at $2,674,133 on 12/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 3/30/2010, with a market value of $2,735,363 (at amortized cost)	$2,674,132	2,674,132

Total Short-Term Investments (identified cost $17,790,892)		17,790,892

Total Investments - 116.8% (identified cost $87,956,852)		97,801,915
Other Assets and Liabilities - (16.8)%		(14,083,814)

Total Net Assets - 100.0%		$83,718,101

International Stock Fund

Industry Division

As of November 30, 2009

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$736,071	0.9%
Agriculture	1,805,275	2.2
Airlines	445,009	0.5
Auto Manufacturers	3,227,540	3.9
Auto Parts & Equipment	40,462	0.0
Banks	14,100,003	16.8
Building Materials	814,949	1.0
Chemicals	1,349,060	1.6
Commercial Services	1,206,118	1.4
Computers	1,474,234	1.8
Cosmetics/Personal Care	56,930	0.1
Distribution/Wholesale	2,410,907	2.9
Diversified Financial Services	2,881,164	3.4
Electric	2,856,776	3.4
Electrical Components & Equipment	794,547	0.9
Electronics	417,722	0.5
Engineering & Construction	1,167,620	1.4
Entertainment	45,182	0.1
Food	1,039,255	1.2
Food Service	40,230	0.0
Forest Products & Paper	125,511	0.2
Healthcare-Products	67,945	0.1
Holding Companies-Diversified	1,714,414	2.0
Home Builders	20,130	0.0
Home Furnishings	1,593,582	1.9
Insurance	2,893,087	3.5
Internet	203,263	0.2
Investment Companies	686,234	0.8
Iron/Steel	662,252	0.8
Leisure Time	159,522	0.2
Machinery-Diversified	1,914,493	2.3
Media	889,942	1.1
Metal Fabricate/Hardware	55,838	0.1
Mining	2,400,640	2.9
Miscellaneous Manufacturing	721,727	0.9
Office Furnishings	34,845	0.0
Office/Business Equipment	389,406	0.5
Oil & Gas	10,476,354	12.5
Packaging & Containers	42,457	0.1
Pharmaceuticals	4,814,318	5.8
Real Estate	207,068	0.2
Real Estate Investment Trusts	43,240	0.1
Retail	3,610,964	4.3
Semiconductors	1,260,350	1.5
Shipbuilding	11,418	0.0
Software	935,730	1.1
Telecommunications	3,366,342	4.0
Textiles	35,628	0.0
Toys/Games/Hobbies	662,260	0.8
Transportation	1,616,111	1.9
Water	410,860	0.5

Total Common Stocks	78,934,985	94.3
Preferred Stocks	1,043,970	1.2
Rights	32,068	0.0
Collateral Pool Investment for Securities on Loan	15,116,760	18.1
Repurchase Agreement	2,674,132	3.2

Total Investments	97,801,915	116.8
Other Assets and Liabilities	(14,083,814)	(16.8)

Total Net Assets	$83,718,101	100.0%

Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.3%
Bermuda - 1.4%
GOME Electrical Appliances Holdings, Ltd. (2)	1,227,100	$463,920
Huabao International Holdings, Ltd. (5)	298,000	313,378

		777,298
Brazil - 11.9%
Banco Bradesco SA, ADR	34,700	735,293
Cia de Concessoes Rodoviarias	26,858	579,080
EDP - Energias do Brasil SA	21,645	382,224
Gafisa SA, ADR	8,600	289,820
Itau Unibanco Holding SA, ADR	50,825	1,130,856
MRV Engenharia e Participacoes SA	32,230	698,577
NET Servicos de Comunicacao SA (2)	30,081	413,989
Petroleo Brasileiro SA, ADR	20,900	1,071,752
Vale SA, ADR	49,900	1,430,633

		6,732,224
Chile - 1.8%
Banco Santander - Chile, ADR	9,200	559,360
Lan Airlines SA, ADR	29,100	448,722

		1,008,082
China - 13.6%
Anhui Conch Cement Co., Ltd., Class H	41,700	246,701
China Communications Construction Co., Ltd., Class H	375,700	361,639
China Construction Bank Corp., Class H	935,600	831,773
China High Speed Transmission Equipment Group Co., Ltd.	182,500	430,933
China Shenhua Energy Co., Ltd., Class H	149,300	729,157
China Yurun Food Group, Ltd.	119,500	294,508
Guangzhou R&F Properties Co., Ltd., Class H	216,600	380,096
Harbin Power Equipment Co., Ltd., Class H	307,800	280,791
Industrial & Commercial Bank of China, Ltd., Class H	1,652,000	1,396,197
New World Department Store China, Ltd.	329,600	323,219
Parkson Retail Group, Ltd.	171,000	285,954
PetroChina Co., Ltd., ADR	6,600	824,340
Renhe Commercial Holdings Co., Ltd.	2,581,900	519,708
SINA Corp. (2)	17,400	787,524

		7,692,540
Colombia - 1.0%
BanColombia SA, ADR	13,400	574,860
Czech Republic - 2.5%
CEZ	7,792	389,875
Komercni Banka AS	4,733	1,034,256

		1,424,131
Egypt - 1.5%
Commercial International Bank	54,100	498,822
Orascom Construction Industries	8,500	350,740

		849,562
Hong Kong - 4.2%
China Mobile, Ltd., ADR	10,600	496,822
China Overseas Land & Investment, Ltd.	247,100	531,182
CNOOC, Ltd., ADR	8,600	1,332,484

		2,360,488

India - 7.4%
Bharti Airtel, Ltd.	138,400	892,466
Housing Development Finance Corp., Ltd.	10,124	601,803
Infosys Technologies, Ltd., ADR	14,300	728,871
Power Finance Corp., Ltd.	66,700	358,630
State Bank of India, GDR	9,200	890,560
Sterlite Industries India, Ltd.	40,000	736,924

		4,209,254
Indonesia - 0.7%
Bank Mandiri Persero Tbk PT	861,654	405,538
Israel - 3.6%
Elbit Systems, Ltd.	6,500	397,829
Israel Chemicals, Ltd.	61,400	793,202
Teva Pharmaceutical Industries, Ltd., ADR	15,700	828,803

		2,019,834
Mexico - 5.5%
America Movil SAB de CV, ADR	10,400	503,152
Corp. GEO SAB de CV (2)	297,696	813,578
Desarrolladora Homex SAB de CV, ADR (2)	9,200	319,976
Grupo Financiero Banorte SAB de CV, Class O	89,815	310,398
Grupo Mexico SAB de CV	303,771	713,664
Wal-Mart de Mexico SAB de CV	114,006	468,763

		3,129,531
Poland - 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	23,159	314,394
Powszechna Kasa Oszczednosci Bank Polski SA, Allotment Shares (2)	5,839	78,846

		393,240
Portugal - 0.6%
Jeronimo Martins, SGPS, SA	34,300	336,316
Russia - 9.2%
Gazprom OAO, ADR	54,900	1,247,328
LUKOIL, ADR	9,000	522,900
Mobile Telesystems OJSC, ADR	13,700	686,096
NovaTek OAO, GDR	15,500	1,005,950
OJSC Novolipetsk Steel, GDR (2)	13,659	411,546
OJSC Oil Co. Rosneft, GDR	103,000	829,150
TMK OAO, GDR (2)	28,700	489,048

		5,192,018
South Africa - 6.5%
ABSA Group, Ltd.	42,900	738,656
Aspen Pharmacare Holdings, Ltd. (2)	55,100	505,983
Massmart Holdings, Ltd.	38,400	436,738
MTN Group, Ltd.	36,800	590,390
Naspers, Ltd., N Shares	37,300	1,396,849

		3,668,616
South Korea - 10.3%
KB Financial Group, Inc., ADR (2)	9,243	465,478
KT&G Corp.	5,326	308,714
MegaStudy Co., Ltd.	2,421	499,690
NHN Corp. (2)	5,293	842,110
S1 Corp.	6,813	275,379
Samsung Electronics Co., Ltd., GDR (6) (7)	4,100	1,272,025
Shinhan Financial Group Co., Ltd., ADR	4,950	390,654
Shinsegae Co., Ltd.	2,113	968,549
Woongjin Coway Co., Ltd.	23,679	777,896

		5,800,495
Taiwan - 7.5%
Acer, Inc.	394,649	982,361
Delta Electronics, Inc.	101,994	286,530
HON HAI Precision Industry Co., Ltd.	149,595	632,242

HTC Corp.	21,445	243,246
MediaTek, Inc.	63,902	1,006,815
Synnex Technology International Corp.	171,870	345,567
Taiwan Semiconductor Manufacturing Co., Ltd.	81,000	153,799
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	56,023	582,079

		4,232,639
Thailand - 2.9%
Bangkok Bank PCL	112,900	382,050
Banpu PCL	50,700	826,573
Kasikornbank PCL	169,200	442,785

		1,651,408
Turkey - 2.2%
Akbank TAS	88,600	475,440
Anadolu Efes Biracilik Ve Malt Sanayii AS	22,100	231,399
Turkiye Garanti Bankasi AS	164,500	559,780

		1,266,619
United Kingdom - 2.3%
BHP Billiton PLC	29,490	910,267
SABMiller PLC	13,000	379,642

		1,289,909

Total Common Stocks (identified cost $38,524,882)		55,014,602
Short-Term Investments - 1.8%
Repurchase Agreement - 1.8%
Agreement with State Street Bank & Trust Co., 0.020%, dated 11/30/2009, to be repurchased at $1,027,781 on 12/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 9/25/2039, with a market value of $1,048,686 (at amortized cost)	$1,027,781	1,027,781

Total Short-Term Investments (identified cost $1,027,781)		1,027,781

Total Investments - 99.1% (identified cost $39,552,663)		56,042,383
Other Assets and Liabilities - 0.9%		509,714

Total Net Assets - 100.0%		$56,552,097

Emerging Markets Equity Fund

Industry Division

As of November 30, 2009

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$397,829	0.7%
Agriculture	308,714	0.5
Airlines	448,722	0.8
Banks	11,359,866	20.1
Beverages	611,041	1.1
Building Materials	246,701	0.4
Chemicals	1,106,580	2.0
Coal	1,555,730	2.7
Commercial Services	1,354,150	2.4
Computers	1,954,478	3.5
Diversified Financial Services	1,816,564	3.2
Electric	772,100	1.4
Electrical Components & Equipment	998,254	1.8
Electronics	977,809	1.7
Engineering & Construction	712,379	1.3
Environmental Control	777,896	1.4
Food	630,824	1.1
Healthcare-Products	505,982	0.9
Home Builders	2,121,950	3.7
Internet	1,629,633	2.9
Iron/Steel	411,546	0.7
Media	1,810,837	3.2
Metal Fabricate/Hardware	489,048	0.9
Mining	3,791,487	6.7
Oil & Gas	6,833,904	12.1
Pharmaceuticals	828,803	1.5
Real Estate	1,430,986	2.5
Retail	2,947,144	5.2
Semiconductors	3,014,718	5.3
Telecommunications	3,168,927	5.6

Total Common Stocks	55,014,602	97.3
Repurchase Agreement	1,027,781	1.8

Total Investments	56,042,383	99.1
Other Assets and Liabilities	509,714	0.9

Total Net Assets	$56,552,097	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Municipals - 83.3%

Alabama - 1.1%
City of Oxford, General Obligation, GO UT, AMBAC, 4.300%, 1/1/2010 NR/A1	$50,000	$50,111
County of Jefferson, Multi-Family Housing, Revenue Bonds, 5.400%, 9/1/2012 NR/NR; Call Date 12/1/2009	25,000	25,025
County of Jefferson, Water, Revenue Bonds, FGIC, 5.000%, 2/1/2041 AAA/Aaa; Call Date 2/1/2011	90,000	94,387
County of Jefferson, Water, Revenue Bonds, FSA, 5.250%, 2/1/2011 AAA/Aa3; Call Date 2/1/2010	40,000	39,472
Gadsden Special Care Facilities Financing Authority, Medical, Revenue Bonds, 4.500%, 7/1/2011 NR/NR; Call Date 12/1/2009	185,000	183,413
Shelby County Board of Education, Special Tax, XLCA, 4.000%, 2/1/2010 A+/A2	250,000	251,390

		643,798
Alaska - 0.5%
Alaska Railroad Corp., Transportation, Revenue Bonds, NATL-RE, FGIC, 4.000%, 8/1/2011 A+/A1	50,000	52,118
State of Alaska, General, Certificate of Participation, AMBAC, 4.450%, 7/15/2011 NR/WR	200,000	208,372

		260,490
Arizona - 3.3%
Arizona Water Infrastructure Finance Authority, Revenue Bonds, 4.000%, 10/1/2011 AAA/Aaa	25,000	26,533
City of Tolleson, General Obligation, GO UT, AMBAC, 4.300%, 7/1/2011 NR/Baa1; Call Date 12/1/2009	25,000	25,032
County of Pima, General, Certificate of Participation, AMBAC, 5.000%, 1/1/2012 NR/A1	25,000	26,815
Puttable Floating Option Tax-Exempt Receipts, Medical, Revenue Bonds, 1.320%, 2/1/2042 NR/NR; Call Date 2/1/2013 (4)	1,600,000	1,600,000
Yuma Municipal Property Corp., Water, Revenue Bonds, XLCA, 5.000%, 7/1/2011 A+/A3	200,000	209,654

		1,888,034
Arkansas - 0.8%
Conway Health Facilities Board, Medical, Revenue Bonds, 2.000%, 8/1/2011 BBB+/NR (5)	155,000	155,352
Conway Health Facilities Board, Medical, Revenue Bonds, 2.750%, 8/1/2012 BBB+/NR (5)	270,000	270,961

		426,313
California - 3.5%
ABC Unified School District, GO UT, NATL-RE, FGIC, 5.750%, 8/1/2012 A+/A1; Call Date 8/1/2010	25,000	25,884
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.000%, 6/1/2010 BBB/A-2/NR (4)	100,000	100,029
Castaic Union School District, General, Certificate of Participation, FSA, 1.300%, 9/1/2036 AAA/A-1/Aa3; Call Date 12/1/2009 (4)	200,000	200,000
City of Salinas, General, Certificate of Participation, AMBAC, 3.500%, 9/1/2010 A/WR	250,000	254,622
County of Inyo, General, Certificate of Participation, 5.000%, 2/1/2011 NR/Baa1	30,000	30,929
Hanford Joint Union High School District, GO UT, 0.000%, 8/1/2011 A+/A3	125,000	120,459
Hesperia Unified School District, General, Certificate of Participation, FSA, 1.450%, 2/1/2038 AAA/A-1/Aa3; Call Date 12/1/2009 (4)	250,000	250,000
Los Angeles State Building Authority, Facilities, Revenue Bonds, 5.625%, 5/1/2011 A/Baa2	165,000	169,777
Paramount Unified School District, General, Certificate of Participation, FSA, 1.300%, 9/1/2027 AAA/A-1/Aa3; Call Date 12/1/2009 (4)	200,000	200,000
Perris Union High School District, General, Certificate of Participation, FSA, 1.450%, 9/1/2033 AAA/A-1/Aa3 (4)	200,000	200,000
Plumas Unified School District, GO UT, 3.900%, 8/1/2012 A/Baa1	25,000	25,251
Port of Oakland, Transportation, Revenue Bonds, FGIC, 4.000%, 11/1/2013 A/A1; Call Date 11/1/2012	25,000	26,233
Richmond Joint Powers Financing Authority, General, Revenue Bonds, Assured Guaranty Corp., 3.500%, 8/1/2010 AAA/Aa3	100,000	101,018
Richmond Joint Powers Financing Authority, General, Revenue Bonds, Assured Guaranty Corp., 3.500%, 8/1/2011 AAA/Aa3	100,000	101,517

Stockton Unified School District, GO UT, 4.000%, 2/1/2011 SP-1+/NR; Call Date 2/1/2010	100,000	100,336
Westlands Water District, General, Certificate of Participation, 4.000%, 9/1/2012 A+/Baa1	50,000	53,459

		1,959,514
Colorado - 1.2%
City of Westminster, Multi-Family Housing, Revenue Bonds, FHLMC, 0.600%, 6/1/2012 NR/NR; Call Date 12/1/2009 (4)	300,000	300,000
Colorado Water Resources & Power Development Authority, Water, Revenue Bonds, 4.250%, 1/1/2012 A/Baa1	135,000	143,108
Eagle Bend Metropolitan District No. 2, Development, GO, RADIAN, 4.500%, 12/1/2012 BBB/NR	50,000	50,446
Little Thompson Water District, Revenue Bonds, 3.500%, 12/1/2013 NR/Baa1; Call Date 12/1/2012	40,000	40,880
Metropolitan Football Stadium District, Development, Revenue Bonds, 0.000%, 1/1/2011 A/Baa1	15,000	14,724
Sand Creek Metropolitan District, Development, GO, XLCA, 5.000%, 12/1/2012 NR/WR	50,000	51,483
Washington County School District R-3, GO UT, 5.100%, 12/1/2012 AA-/NR; Call Date 12/1/2009	80,000	80,237

		680,878
Connecticut - 1.9%
City of Ansonia, General Obligation, GO UT, NATL-RE, FGIC, 4.500%, 10/15/2012 A/A3; Call Date 12/1/2009	20,000	20,454
City of Bridgeport, General Obligation, GO UT, 2.500%, 2/5/2010 NR/NR	1,000,000	1,000,660
Town of Madison, General Obligation, GO UT, 4.500%, 6/15/2013 NR/Aa1; Call Date 6/15/2011	50,000	52,641

		1,073,755
District of Columbia - 1.3%
District of Columbia Water & Sewer Authority, Revenue Bonds, FSA, 0.720%, 10/1/2018 NR/NR; Call Date 4/1/2010 (4) (6) (7)	500,000	500,000
Washington Convention Center Authority, Facilities, Revenue Bonds, AMBAC, 5.000%, 10/1/2010 A/A2	250,000	254,873

		754,873
Florida - 12.3%
Citizens Property Insurance Corp., General, Revenue Bonds, NATL-RE, 5.000%, 3/1/2010 A+/A2	1,000,000	1,009,820
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2010 NR/NR; Call Date 6/1/2010 (4) (5)	5,000,000	4,999,950
City of Gulf Breeze, General, Revenue Bonds, FGIC, 5.000%, 12/1/2009 NR/WR (4)	150,000	150,000
Florida Rural Utility Financing Commission, Water, Revenue Bonds, 4.000%, 2/1/2011 NR/MIG1; Call Date 12/1/2009	90,000	90,098
Florida State Board of Education, Higher Education, Revenue Bonds, 5.250%, 10/1/2013 A/A3; Call Date 10/1/2010	180,000	186,498
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 11/15/2010 A+/A1	145,000	150,146
Lee County, Water and Sewer, Revenue Bonds, MBIA, 2.875%, 10/1/2011 NR/A2	50,000	51,342
Pinellas County Educational Facilities Authority, Education, Revenue Bonds, 1.000%, 8/1/2024 NR/A2/VMIG1; Call Date 12/1/2009 (4)	290,000	290,000
Reedy Creek Improvement District, Utilities, Revenue Bonds, 5.250%, 10/1/2011 A/A3	25,000	26,211

		6,954,065
Georgia - 1.2%
Clayton County Housing Authority, Multi-Family Housing, Revenue Bonds, FNMA, 4.350%, 12/1/2011 AAA/NR (4)	200,000	201,936
Cobb County Development Authority, Higher Education, Revenue Bonds, AMBAC, 4.000%, 7/15/2010 NR/Baa3	200,000	201,012
East Point Building Authority, Water, Revenue Bonds, XLCA, 4.250%, 2/1/2010 NR/WR	75,000	75,076
Richmond County Development Authority, Higher Education, Revenue Bonds, 5.000%, 2/1/2011 NR/A3	195,000	199,319

		677,343
Illinois - 3.2%
Chicago Transit Authority, Transportation, Revenue Bonds, AMBAC, 4.000%, 6/1/2012 A/A2	150,000	157,902
City of Chicago, Airport, Revenue Bonds, AMBAC, 4.500%, 1/1/2011 A/A1	150,000	155,185
City of Chicago, Airport, Revenue Bonds, NATL-RE, 5.000%, 1/1/2011 A/A1	50,000	51,771
Illinois Department of Central Management Services, General, Certificate of Participation, AMBAC, 5.100%, 7/1/2010 NR/WR; Call Date 12/1/2009	150,000	150,420

Illinois Finance Authority, Higher Education, Revenue Bonds, 5.250%, 6/1/2013 A/Baa1; Call Date 12/1/2009	175,000	175,238
Illinois Finance Authority, Medical, Revenue Bonds, 0.750%, 4/1/2041 NR/Aaa; Call Date 12/1/2009 (4)	600,000	600,000
Illinois Finance Authority, Medical, Revenue Bonds, 5.375%, 3/1/2011 A/A2; Call Date 12/1/2009	75,000	75,234
Illinois Housing Development Authority, Multi-Family Housing, Revenue Bonds, GO, 4.100%, 1/1/2013 A+/A1	295,000	299,513
Lake County School District No. 38-Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2012 NR/WR	50,000	47,084
Macon County School District No. 61, School District, GO UT, 4.800%, 12/1/2011 NR/A2 (5)	65,000	69,292

		1,781,639
Indiana - 5.1%
City of Carmel, Water, Revenue Bonds, AMBAC, 3.850%, 5/1/2013 NR/WR; Call Date 5/1/2011	150,000	153,102
Indiana Bond Bank, Revenue Bonds, 3.000%, 2/1/2011 AA/NR	80,000	81,524
Indiana Bond Bank, Revenue Bonds, 3.000%, 2/1/2011 AA/NR	230,000	234,221
Indiana Development Finance Authority, Education, Revenue Bonds, 0.800%, 7/1/2026 NR/NR; Call Date 12/3/2009 (4)	100,000	100,000
Indiana Finance Authority, Medical, Revenue Bonds, 3.000%, 12/1/2011 AA/Aa2	645,000	660,480
Indiana Port Commission, Development, Revenue Bonds, 4.100%, 5/1/2012 A/NR	600,000	622,890
Jeffersonville Redevelopment Authority, Development, Revenue Bonds, 2.000%, 2/1/2010 A+/NR (5)	150,000	150,174
Lawrence Central High School Building Corp., School District, Revenue Bonds, 0.000%, 7/1/2011 A/Baa1	15,000	13,815
Mount Vernon of Hancock County Multi-School Building Corp., School District, Revenue Bonds, 5.000%, 1/15/2013 A+/Baa1	250,000	272,625
Portage Redevelopment District, General, Tax Allocation, CIFG, 3.500%, 7/15/2010 BBB+/NR	250,000	252,252
St. Joseph County Hospital Authority, Medical, Revenue Bonds, 4.750%, 8/15/2012 AA-/Baa1; Call Date 12/1/2009	350,000	350,493

		2,891,576
Iowa - 2.5%
Ballard Community School District, Education, Revenue Bonds, 3.000%, 7/1/2011 A/NR (5)	660,000	676,414
Fort Madison Community School District, Education, Revenue Bonds, 3.000%, 7/1/2010 A+/NR (5)	265,000	268,368
Fort Madison Community School District, Education, Revenue Bonds, 3.000%, 7/1/2011 A+/NR (5)	200,000	205,006
Kirkwood Community College, Higher Education, GO UT, 3.000%, 6/1/2012 AA-/Aa3 (5)	190,000	195,677
Marshalltown Community School District, GO UT, 5.000%, 5/1/2011 NR/Baa1	50,000	51,984

		1,397,449
Kansas - 0.4%
Sumner County Unified School District No. 353, GO UT, FGIC, 4.625%, 9/1/2012 A/WR; Call Date 9/1/2010	240,000	244,913

Kentucky - 1.8%
City of Danville, Water, Revenue Bonds, 5.050%, 12/1/2010 NR/A3 (4)	175,000	181,428
Kentucky Economic Development Finance Authority, Medical, Revenue Bonds, 3.000%, 5/1/2011 AA-/NR (5)	425,000	431,473
Kentucky Economic Development Finance Authority, Medical, Revenue Bonds, 4.000%, 5/1/2012 AA-/NR (5)	350,000	364,038
Kentucky Interlocal School Transportation Association, General, Certificate of Participation, 3.500%, 3/1/2011 NR/Aa3	50,000	51,751

		1,028,690
Louisiana - 0.5%
City of New Orleans, Water, Revenue Bonds, FGIC, 5.000%, 6/1/2011 BBB-/Baa3; Call Date 6/1/2010	100,000	100,758
Parish of Jefferson, General, Revenue Bonds, AMBAC, 5.000%, 11/1/2011 A+/A1	130,000	138,920
West Ouachita Parish School District, General, Revenue Bonds, 4.400%, 9/1/2011 AA-/Baa1; Call Date 12/1/2009	25,000	25,563

		265,241
Maryland - 0.1%
City of Baltimore, General, Revenue Bonds, NATL-RE, 5.375%, 9/1/2012 A/Baa1; Call Date 12/1/2009	40,000	40,482

Massachusetts - 0.7%
Massachusetts Development Finance Agency, Education, Revenue Bonds, 0.600%, 5/1/2032 A/A-1/NR; Call Date 12/1/2009 (4)	130,000	130,000
Massachusetts Development Finance Agency, Medical, Revenue Bonds, 0.800%, 12/1/2035 A/A-1/NR; Call Date 12/1/2009 (4)	100,000	100,000
Massachusetts Health & Educational Facilities Authority, Higher Education, Revenue Bonds, NATL-RE, 4.800%, 7/1/2010 NR/A3; Call Date 12/1/2009	25,000	25,141
Massachusetts Housing Finance Agency, Single Family Housing, Revenue Bonds, 3.550%, 12/1/2009 AA/Aa2 (4)	50,000	50,000
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 A/Baa1	100,000	103,214

		408,355
Michigan - 1.1%
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.400%, 7/1/2011 A/A2	135,000	140,739
Eastern Michigan University, Higher Education, Revenue Bonds, AMBAC, 6.000%, 6/1/2012 NR/A2; Call Date 6/1/2010	200,000	207,032
Michigan Municipal Bond Authority, General, Revenue Bonds, AMBAC, 4.450%, 11/1/2011 NR/WR	50,000	50,502
Michigan Municipal Bond Authority, General, Revenue Bonds, AMBAC, 4.700%, 11/1/2013 NR/WR; Call Date 12/1/2009	50,000	50,054
Oakland University, Higher Education, Revenue Bonds, AMBAC, 5.000%, 5/15/2012 NR/A2	25,000	27,370
Taylor Tax Increment Finance Authority, General, Tax Allocation, FSA, 5.500%, 5/1/2012 AAA/Aa3; Call Date 5/1/2011	100,000	106,493
Wyoming Public Schools, School District, GO UT, NATL-RE, FGIC, 4.000%, 5/1/2011 A+/A2	10,000	10,406

		592,596
Minnesota - 0.7%
New River Medical Center, Medical, Revenue Bonds, 2.000%, 12/1/2010 NR/NR	370,000	369,637

Mississippi - 4.0%
Mississippi Business Finance Corp., Utilities, Revenue Bonds, 1.875%, 5/1/2037 A/A-1/NR; Call Date 5/1/2010 (4)	2,000,000	2,000,000
Mississippi Gulf Coast Regional Wastewater Authority, Water, Revenue Bonds, NATL-RE, 5.000%, 7/1/2011 NR/Baa1	100,000	106,473
University of Southern Mississippi, General, Certificate of Participation, Assured Guaranty Corp., 2.000%, 9/15/2011 AAA/NR	75,000	75,327
University of Southern Mississippi, General, Certificate of Participation, Assured Guaranty Corp., 3.000%, 9/15/2012 AAA/NR	85,000	87,173

		2,268,973
Missouri - 3.5%
El Dorado Springs, Utilities, Revenue Notes, 2.000%, 7/1/2010 NR/NR; Call Date 12/1/2009	500,000	500,030
Missouri Development Finance Board, General, Revenue Bonds, 3.000%, 4/1/2011 A+/NR	130,000	131,642
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 2.000%, 5/15/2011 A+/NR	340,000	341,064
Missouri State Health & Educational Facilities Authority, Medical, Revenue Bonds, 3.000%, 5/15/2012 A+/NR	500,000	508,525
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, FSA, 1.070%, 1/1/2030 AAA/A-1/NR (4)	500,000	500,000

		1,981,261
Nevada - 0.5%
City of Henderson, Medical, Revenue Bonds, 4.000%, 7/1/2012 A/A2	225,000	230,875
County of Clark, General Obligation, GO, AMBAC, 4.000%, 12/1/2012 AA+/Aa1	25,000	26,763

		257,638
New Jersey - 2.8%
City of Pleasantville, General Obligation, GO UT, NATL-RE, 4.500%, 10/1/2011 NR/Baa1; Call Date 12/1/2009	150,000	150,369
New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Revenue Bonds, 3.750%, 10/1/2011 AA/Aa2	100,000	102,289
New Jersey Transportation Trust Fund Authority, Transportation, Revenue Bonds, FGIC, 0.750%, 12/15/2030 NR/NR (4)	1,100,000	1,100,000
Township of Lyndhurst, General Obligation, GO UT, NATL-RE, FGIC, 4.700%, 5/1/2011 NR/A3	100,000	104,795
Township of West Milford, General Obligation, GO UT, NATL-RE, FGIC, 4.400%, 1/1/2010 NR/A1	100,000	100,307

		1,557,760

New Mexico - 0.6%
County of Dona Ana, General, Revenue Bonds, AMBAC, 5.250%, 6/1/2012 NR/WR	5,000	5,172
Taos County, School District, Revenue Bonds, RADIAN, 4.000%, 10/1/2010 NR/Baa1	325,000	331,659

		336,831
New York - 0.4%
City of New York, General Obligation, GO UT, 0.710%, 1/1/2017 NR/NR (4)	120,000	120,000
City of New York, General Obligation, GO UT, 5.000%, 12/1/2011 AA/Aa3	40,000	43,127
City of New York, General Obligation, GO UT, 5.250%, 6/1/2011 AA/Aa3	65,000	69,168

		232,295
North Carolina - 0.1%
University of North Carolina System, Higher Education, Revenue Bonds, AMBAC, 5.000%, 4/1/2011 NR/WR	40,000	41,169

Ohio - 8.4%
City of Cleveland, General Obligation, GO, Assured Guaranty Corp., 2.250%, 12/1/2011 AAA/Aa3	15,000	15,262
City of Parma, Medical, Revenue Bonds, 1.490%, 10/1/2029 A-/A-2/NR; Call Date 12/1/2009 (4)	1,000,000	1,000,000
County of Hamilton, Medical, Revenue Bonds, NATL-RE, 5.250%, 5/15/2011 A/Baa1; Call Date 5/15/2010	200,000	202,752
County of Montgomery, Medical, Revenue Bonds, NATL-RE, 5.500%, 4/1/2010 A/A2; Call Date 12/1/2009	2,235,000	2,242,376
Monroe County, General Obligation, GO, Assured Guaranty Corp., 2.000%, 12/1/2010 NR/Aa2e	60,000	60,449
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, NATL-RE, 1.020%, 4/1/2026 AAA/A-1/NR (4)	1,000,000	1,000,000
University of Cincinnati, Higher Education, Revenue Bonds, 0.800%, 6/1/2034 A+/NR/Aa2; Call Date 12/1/2009 (4)	220,000	220,000

		4,740,839
Oklahoma - 0.1%
Tulsa Airports Improvement Trust, Airport, Revenue Bonds, NATL-RE, FGIC, 5.400%, 6/1/2011 A/A3; Call Date 6/1/2010	50,000	50,882

Pennsylvania - 3.3%
Blair County Hospital Authority, Medical, Revenue Bonds, 2.375%, 11/15/2010 BBB+/NR (5)	1,000,000	1,000,130
Cumberland County Municipal Authority, Nursing Homes, Revenue Bonds, 3.000%, 1/1/2011 NR/NR (5)	500,000	500,045
Hermitage Municipal Authority, Water, Revenue Bonds, NATL-RE, 3.650%, 2/1/2014 A/Baa1; Call Date 12/1/2009	200,000	200,246
Montgomery County Industrial Development Authority, Nursing Homes, Revenue Bonds, 0.700%, 12/1/2020 NR/A2/VMIG1; Call Date 12/1/2009 (4)	140,000	140,000
St. Mary Hospital Authority, Medical, Revenue Bonds, 4.000%, 11/15/2011 A/A1	25,000	25,517

		1,865,938
Rhode Island - 1.0%
City of Cranston, General Obligation, GO UT, NATL-RE, 5.500%, 7/1/2011 A/Baa1; Call Date 7/1/2010	25,000	25,883
Rhode Island Health & Educational Building Corp., Higher Education, Revenue Bonds, 0.550%, 3/1/2034 NR/A2/VMIG1; Call Date 1/1/2010 (4)	140,000	140,000
Rhode Island Health & Educational Building Corp., Medical, Revenue Bonds, 0.600%, 9/15/2033 A-/A-2/Aa2 (4)	400,000	400,000

		565,883
South Carolina - 0.5%
Winnsboro, Utilities, Revenue Bonds, NATL-RE, 5.250%, 8/15/2010 A/Baa1	300,000	307,692

Tennessee - 0.9%
Chattanooga-Hamilton County Hospital Authority, Medical, Revenue Bonds, FSA, 3.000%, 10/1/2011 AAA/Aa3	500,000	509,735

Texas - 4.1%
City of McAllen, Transportation, Revenue Bonds, AMBAC, 4.000%, 3/1/2010 A/WR	150,000	151,146
County of Webb, General Obligation, GO, AMBAC, 4.000%, 2/1/2011 AA-/A2	170,000	175,952
Denton Independent School District, GO UT, PSF, 0.760%, 8/15/2022 NR/NR; Call Date 8/15/2016 (4)	300,000	300,000
Ector County Hospital District, Medical, Revenue Bonds, 5.000%, 4/15/2013 A-/A3; Call Date 12/1/2009	150,000	150,654
Euless Development Corp., General, Revenue Bonds, FSA, 4.000%, 9/15/2011 NR/Aa3	50,000	52,863
Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 3.500%, 2/15/2011 BBB+/Baa2	100,000	100,335

Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 3.600%, 2/15/2012 BBB+/Baa2	405,000	404,899
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.000%, 1/1/2013 A-/A2 (4)	100,000	106,078
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.500%, 1/1/2011 A-/A2 (4)	75,000	78,087
Puttable Floating Option Tax-Exempt Receipts, Water, Revenue Bonds, FSA, 0.760%, 12/1/2028 NR/NR (4)	321,000	321,000
Tarrant County Cultural Education Facilities Finance Corp., Education, Revenue Bonds, 3.000%, 7/1/2011 A+/A1 (5)	375,000	379,916
Tarrant County Cultural Education Facilities Finance Corp., Nursing Homes, Revenue Bonds, 5.000%, 11/15/2010 A-/NR	100,000	101,628

		2,322,558
Utah - 0.4%
Farmington City Municipal Building Authority, Facilities, Revenue Bonds, AMBAC, 4.375%, 6/15/2012 NR/WR	245,000	248,847

Virginia - 0.7%
City of Covington, General Obligation, GO UT, 3.375%, 12/1/2012 SP-1+/MIG1; Call Date 12/1/2011 (5)	370,000	382,177
Fairfax County Redevelopment & Housing Authority, Facilities, Revenue Bonds, 3.500%, 6/1/2013 AA+/NR; Call Date 6/1/2011	25,000	25,710

		407,887
Washington - 2.6%
County of Skagit, General Obligation, GO, CIFG, 3.875%, 12/1/2011 NR/A2	25,000	26,406
Grays Harbor County Public Utility District No. 1, Power, Revenue Bonds, NATL-RE, FGIC, 5.000%, 7/1/2012 A/A3 (5)	50,000	54,541
King County Library System Facilities Foundation, Facilities, Revenue Bonds, AMBAC, 4.750%, 12/1/2012 NR/WR; Call Date 12/1/2009	125,000	125,541
Washington Health Care Facilities Authority, Medical, Revenue Bonds, 2.000%, 1/1/2010 A/A2	15,000	15,007
Washington Health Care Facilities Authority, Medical, Revenue Bonds, 5.000%, 1/1/2012 A/A2	780,000	816,644
Washington Health Care Facilities Authority, Medical, Revenue Bonds, AMBAC, 4.000%, 12/1/2010 BBB+/WR	400,000	403,148

		1,441,287
West Virginia - 0.2%
West Virginia Hospital Finance Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 2.500%, 2/15/2011 AAA/Aa2	100,000	99,916

Wisconsin - 6.0%
Appleton Area School District, School District, GO UT, NATL-RE, 3.500%, 3/1/2010 NR/Aa2	40,000	40,317
Bad River Band of Lake Superior Tribe Chippewa Indians, General, Revenue Bonds, 1.500%, 9/1/2033 NR/A1/VMIG1; Call Date 12/1/2009 (4)	1,500,000	1,500,000
De Pere Unified School District, School District, GO UT, NATL-RE, FGIC, 4.150%, 10/1/2010 NR/A1	15,000	15,471
De Pere Unified School District, School District, GO UT, NATL-RE, FGIC, 4.150%, 10/1/2010 NR/A1	10,000	10,304
Green Bay Housing Authority, Housing, Revenue Bonds, 3.000%, 4/1/2011 NR/A3 (5)	190,000	193,076
Green Bay Housing Authority, Housing, Revenue Bonds, 3.000%, 4/1/2012 NR/A3 (5)	225,000	229,675
Ladysmith-Hawkins School District, GO UT, NATL-RE, FGIC, 4.400%, 9/1/2012 NR/WR	100,000	104,302
Pardeeville Area School District, GO UT, NATL-RE, 4.250%, 4/1/2011 NR/A2	205,000	213,624
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 4.600%, 12/15/2013 A/Baa1; Call Date 12/15/2011	45,000	48,276
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 5.000%, 12/15/2021 A/Baa1; Call Date 12/15/2011	15,000	16,212
Southeast Wisconsin Professional Baseball Park District, General, Revenue Bonds, NATL-RE, 5.100%, 12/15/2029 A/Baa1; Call Date 12/15/2011	75,000	81,209
Stoughton Area School District, School District, GO UT, NATL-RE, FGIC, 5.500%, 4/1/2011 NR/A1	50,000	53,063
Village of Hustisford, Utilities, Revenue Bonds, 4.750%, 9/1/2012 NR/NR	135,000	140,342
Waunakee Community School District, School District, GO UT, NATL-RE, 4.000%, 4/1/2011 NR/A1	25,000	26,037
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 2.000%, 2/1/2022 NR/A1/VMIG1 (4)	600,000	600,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 4.500%, 5/1/2011 BBB+/NR	15,000	15,145

Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.450%, 7/1/2011 A-/A3	100,000	102,547

		3,389,600

Total Municipals (identified cost $46,914,180)		46,966,632
Short-Term Investments - 26.1%
Mutual Funds - 26.1%
Marshall Tax-Free Money Market Fund, Class I (13)	14,712,986	14,712,986

Total Short-Term Investments (identified cost $14,712,986)		14,712,986

Total Investments - 109.4% (identified cost $61,627,166)		61,679,618
Other Assets and Liabilities - (9.4)%		(5,281,972)

Total Net Assets - 100.0%		$56,397,646

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 13.6%

Automobiles - 11.6%
Capital One Auto Finance Trust, Class A3A, (Series 2007-A), 5.250%, 8/15/2011	$13,069	$13,091
DaimlerChrysler Auto Trust, Class A3A, (Series 2007-A), 5.000%, 2/8/2012	1,600,000	1,630,688
DaimlerChrysler Auto Trust, Class A4, (Series 2006-C), 4.980%, 11/8/2011	1,307,690	1,319,550
Fifth Third Auto Trust, Class A4A, (Series 2008-1), 4.810%, 1/15/2013	1,500,000	1,570,112
Ford Credit Auto Owner Trust, Class A2A, (Series 2009-A), 3.240%, 8/15/2011	923,650	931,341
Ford Credit Auto Owner Trust, Class A3, (Series 2009-D), 2.170%, 10/15/2013	1,250,000	1,270,370
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-A), 3.200%, 2/15/2013	1,000,000	1,033,394
Triad Auto Receivables Owner Trust, Class A2A, (Series 2007-B), 5.300%, 10/12/2011	171,393	172,293
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	1,400,000	1,436,866
USAA Auto Owner Trust, Class A4, (Series 2006-4), 4.980%, 10/15/2012	1,650,000	1,697,876
World Omni Auto Receivables Trust, Class A3, (Series 2009-A), 3.330%, 5/15/2013	1,000,000	1,031,255

		12,106,836

Credit Cards - 1.5%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	1,500,000	1,550,132

Other Financial - 0.5%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.476%, 4/25/2037 (4) (6) (7)	927,883	561,598

Total Asset-Backed Securities (identified cost $14,241,719)		14,218,566

Collateralized Mortgage Obligations - 12.4%

Federal Home Loan Mortgage Corporation - 1.7%
5.250%, 1/15/2034, (Series 3014)	342,226	351,613
5.900%, 11/15/2035, (Series 3061)	469,528	475,928
6.000%, 3/15/2027, (Series 3207)	958,684	969,635

		1,797,176

Government National Mortgage Association - 3.0%
2.866%, 2/16/2020, (Series 2003-48)	328,463	332,637
3.206%, 4/16/2018, (Series 2003-72)	463,424	468,439
3.590%, 11/16/2017, (Series 2004-78)	265,473	267,158
4.408%, 1/16/2025, (Series 2004-103)	1,000,000	1,038,384
4.419%, 5/16/2034, (Series 2007-46)	1,000,000	1,052,123

		3,158,741

Private Sponsor - 7.7%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	1,018,140	963,450
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.753%, 5/20/2036 (4)	1,184,816	1,020,240
Countrywide Alternative Loan Trust, Class 1A2, (Series 2004-J9), 4.586%, 10/25/2034	379,291	351,838
Countrywide Home Loan Mortgage Pass-Through Trust, Class 2A2A, (Series 2006-HYB1), 5.447%, 3/20/2036 (4)	426,008	399,521
GMAC Mortgage Corporation Loan Trust, Class 2A2, (Series 2006-AR2), 5.704%, 5/19/2036 (4)	931,760	251,922
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 5.164%, 10/25/2035 (4)	781,085	618,161
JP Morgan Alternative Loan Trust, Class 2A4, (Series 2006-A5), 5.850%, 10/25/2036 (4)	1,981,283	1,027,468
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	674,316	648,764
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.820%, 4/25/2037 (4)	755,034	653,133
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.346%, 5/25/2037 (4)	458,730	415,110
Residential Funding Mortgage Securities, Class 2A2, (Series 2006-SA3), 5.930%, 9/25/2036 (4)	692,457	548,065
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.612%, 5/25/2036 (4)	844,658	644,943

Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.241%, 4/25/2036 (4)	599,403	501,201

		8,043,816

Total Collateralized Mortgage Obligations (identified cost $15,405,673)		12,999,733

Commercial Mortgage Securities - 13.5%

Private Sponsor - 13.5%
Banc of America Commercial Mortgage, Inc., Class A2, (Series 2007-3), 5.837%, 6/10/2049 (4)	1,225,000	1,247,634
Commercial Mortgage Loan Trust, Class A2, (Series 2008-LS1), 6.220%, 12/10/2049 (4)	725,000	738,272
Commercial Mortgage Pass-Through Certificates, Class A2A, (Series 2006-C8), 5.219%, 12/10/2046	1,245,957	1,272,809
Commercial Mortgage Pass-Through Certificates, Class A3, (Series 2004-LB3A), 5.090%, 7/10/2037	1,250,000	1,259,597
Greenwich Capital Commercial Funding Corp., Class A2, (Series 2007-GG9), 5.381%, 3/10/2039	1,275,000	1,287,246
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 0.422%, 3/6/2020 (4) (6) (7)	1,400,000	1,278,497
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2004-C1), 3.053%, 1/15/2038	20,164	20,143
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1B, (Series 2006-FL1A), 0.359%, 2/15/2020 (4) (6) (7)	1,367,766	1,216,587
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	900,000	918,165
LB-UBS Commercial Mortgage Trust, Class A2, (Series 2007-C6), 5.845%, 7/15/2040	875,000	879,266
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	925,000	949,717
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.539%, 6/15/2022 (4) (6) (7)	1,514,645	1,308,380
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A2, (Series 2006-2), 5.878%, 6/12/2046	1,000,000	1,020,485
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 6.072%, 6/12/2046 (4)	750,000	764,973

Total Commercial Mortgage Securities (identified cost $14,220,220)		14,161,771

Corporate Bonds & Notes - 23.9%

Aerospace/Defense - 1.6%
Boeing Co., 1.875%, 11/20/2012	500,000	501,757
Systems 2001 Asset Trust LLC, 6.664%, 9/15/2013 (6) (7)	1,143,310	1,177,107

		1,678,864

Banks - 6.4%
Banco Santander Chile, 2.875%, 11/13/2012 (6) (7)	500,000	503,968
Bank of America Corp., 4.500%, 8/1/2010	1,500,000	1,534,121
GMAC LLC, 7.500%, 12/31/2013 (6) (7)	528,000	491,040
JP Morgan Chase & Co., 4.600%, 1/17/2011	1,500,000	1,557,768
Morgan Stanley, 5.050%, 1/21/2011	1,500,000	1,553,890
Regions Bank, Birmingham, AL, 3.250%, 12/9/2011	1,000,000	1,046,818

		6,687,605

Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/2012 (6) (7)	1,000,000	1,018,811

Computers - 1.0%
Hewlett-Packard Co., 2.950%, 8/15/2012 (1)	1,000,000	1,035,506

Diversified Financial Services - 3.3%
Invesco, Ltd., 4.500%, 12/15/2009	825,000	825,488
Lehman Brothers Holdings, Inc., 5.000%, 1/14/2011 (2) (12)	1,100,000	220,000
Merrill Lynch & Co., Inc., 6.050%, 8/15/2012	1,350,000	1,453,845
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	944,803

		3,444,136

Electric - 0.7%
Alliant Energy Corp., 4.000%, 10/15/2014	725,000	741,687

Electronics - 1.0%
Agilent Technologies, Inc., 4.450%, 9/14/2012	1,000,000	1,035,191

Healthcare-Products - 1.0%
Medtronic, Inc., 1.500%, 4/15/2011 (1)	1,050,000	1,064,438

Healthcare-Services - 1.1%
Roche Holdings, Inc., 4.500%, 3/1/2012 (6) (7)	1,050,000	1,116,122

Insurance - 3.9%
Berkshire Hathaway Finance Corp., 4.000%, 4/15/2012	1,500,000	1,588,764
HSB Capital I, 1.194%, 7/15/2027 (4)	2,430,000	1,788,966
Swiss Re Insurance Solutions Holding Corp., 7.500%, 6/15/2010	750,000	772,878

		4,150,608

Media - 1.1%
Time Warner Cable, Inc., 6.200%, 7/1/2013	1,000,000	1,110,240

Pharmaceuticals - 0.8%
Pfizer, Inc., 4.450%, 3/15/2012	800,000	852,919

Telecommunications - 1.0%
Cellco Partnership / Verizon Wireless Capital LLC, 5.250%, 2/1/2012	1,000,000	1,075,035

Total Corporate Bonds & Notes (identified cost $25,526,368)		25,011,162

Mutual Funds - 7.2%
Eaton Vance Institutional Senior Loan Fund	518,134	4,383,063
Fidelity Floating Rate High Income Fund	346,370	3,207,385

Total Mutual Funds (identified cost $7,992,838)		7,590,448

U.S. Government & U.S. Government Agency Obligations - 2.1%

Federal Home Loan Mortgage Corporation - 2.1%
5.500%, 8/20/2012 (1)	$2,000,000	2,231,028

Total U.S. Government & U.S. Government Agency Obligations (identified cost $2,028,631)		2,231,028

U.S. Government Agency-Mortgage Securities - 1.2%

Federal National Mortgage Association - 0.3%
7.000%, 12/1/2015	76,527	82,784
7.500%, 9/1/2015	106,861	116,997
9.500%, 12/1/2024	50,057	57,520
9.500%, 1/1/2025	19,550	22,465
9.500%, 1/1/2025	27,565	31,741
10.000%, 7/1/2020	35,190	40,432
11.000%, 12/1/2015	7,238	7,444

		359,383

Government National Mortgage Association - 0.9%
7.500%, 8/15/2037 (1)	788,200	860,515
9.000%, 12/15/2019	39,351	44,648

		905,163

Total U.S. Government Agency-Mortgage Securities (identified cost $1,191,555)		1,264,546

Short-Term Investments - 30.6%

Collateral Pool Investment for Securities on Loan - 5.0%
(See Note 2 of the Schedule of Investments)		5,192,597

Federal Home Loan Mortgage Corporation - 0.3%
0.220%, 6/1/2010 (3) (11)	400,000	399,747

Repurchase Agreement - 25.3%
Agreement with Morgan Stanley & Co., Inc., 0.140%, dated 11/30/2009, to be repurchased at $26,495,546 on 12/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 5/17/2022, with a market value of $27,259,761 (at amortized cost)	26,495,443	26,495,443

Total Short-Term Investments (identified cost $32,087,595)	32,087,787

Total Investments - 104.5% (identified cost $112,694,599)	109,565,041
Other Assets and Liabilities - (4.5)%	(4,687,221)

Total Net Assets - 100.0%	$104,877,820

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Principal Amount	Value
Collateralized Mortgage Obligations - 3.9%

Federal Home Loan Mortgage Corporation - 0.2%
5.500%, 10/15/2035, (Series 3058)	$294,323	$296,076

Private Sponsor - 3.7%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.881%, 7/25/2037 (4)	2,731,922	2,433,393
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.591%, 5/25/2036 (4)	3,015,597	2,603,429
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.346%, 5/25/2037 (4)	1,898,193	1,717,698

		6,754,520

Total Collateralized Mortgage Obligations (identified cost $7,729,752)		7,050,596

Commercial Mortgage Securities - 7.8%

Private Sponsor - 7.8%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	2,000,000	1,454,688
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	3,750,144
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.614%, 7/15/2019 (4) (6) (7)	3,494,680	2,852,522
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.539%, 6/15/2022 (4) (6) (7)	5,301,256	4,579,331
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class AM, (Series 2006-3), 5.456%, 7/12/2046 (4)	2,000,000	1,433,950

Total Commercial Mortgage Securities (identified cost $17,896,008)		14,070,635

Corporate Bonds & Notes - 28.1%

Banks - 6.8%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (6) (7)	1,500,000	1,533,402
Bank of America Corp., 6.500%, 8/1/2016	1,500,000	1,596,084
BB&T Corp., 3.850%, 7/27/2012	2,000,000	2,087,140
Commonwealth Bank of Australia, 5.000%, 10/15/2019 (1) (6) (7)	1,500,000	1,543,958
Credit Suisse/New York, 3.450%, 7/2/2012	2,000,000	2,083,990
Santander Issuances SA Unipersonal, 6.500%, 8/11/2019 (4) (6) (7)	1,500,000	1,649,686
UBS Preferred Funding Trust I, 8.622%, 10/29/2049 (4)	2,000,000	1,800,332

		12,294,592

Building Materials - 1.7%
CRH America, Inc., 6.000%, 9/30/2016	3,000,000	3,160,476

Diversified Financial Services - 4.8%
American General Finance Corp., 5.375%, 10/1/2012	2,500,000	2,053,060
American Honda Finance Corp., 6.700%, 10/1/2013 (6) (7)	2,000,000	2,216,292
Iberdrola Finance Ireland, Ltd., 3.800%, 9/11/2014 (6) (7)	1,500,000	1,536,742
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (2) (12)	4,000,000	800,000
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	2,000,000	2,010,220

		8,616,314

Insurance - 5.7%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6) (7)	2,000,000	2,009,196
HSB Capital I, 1.194%, 7/15/2027 (4)	4,000,000	2,944,800
Progressive Corp., 6.700%, 6/15/2037 (4)	4,000,000	3,404,780
Prudential Financial, Inc., 6.000%, 12/1/2017	2,000,000	2,071,150

		10,429,926

Iron/Steel - 1.2%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,104,778

Media - 3.0%
Comcast Corp., 4.950%, 6/15/2016 (1)	2,000,000	2,091,178
Time Warner Cable, Inc., 6.200%, 7/1/2013 (1)	3,000,000	3,330,720

		5,421,898

Mining - 1.4%
Anglo American Capital PLC, 9.375%, 4/8/2019 (1)	2,000,000	2,562,412

Miscellaneous Manufacturing - 0.9%
Smiths Group PLC, 7.200%, 5/15/2019 (6) (7)	1,500,000	1,694,657

Pipelines - 1.2%
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015	2,000,000	2,175,746

Real Estate Investment Trusts - 1.4%
iStar Financial, Inc., 10.000%, 6/15/2014 (6) (7)	3,000,000	2,595,000

Total Corporate Bonds & Notes (identified cost $52,925,554)		51,055,799

U.S. Government & U.S. Government Agency Obligations - 44.5%

U.S. Treasury Bonds & Notes - 44.5%
1.375%, 11/15/2012 (5)	35,000,000	35,284,410
2.125%, 11/30/2014 (5)	15,000,000	15,092,595
2.625%, 2/29/2016 (1)	20,000,000	20,212,520
3.000%, 9/30/2016 (1)	10,000,000	10,234,380

Total U.S. Government & U.S. Government Agency Obligations (identified cost $79,986,436)		80,823,905

U.S. Government Agency-Mortgage Securities - 0.1%

Government National Mortgage Association - 0.1%
7.000%, 3/15/2032	229,282	254,930

Total U.S. Government Agency-Mortgage Securities (identified cost $233,911)		254,930

Short-Term Investments - 63.5%

Collateral Pool Investment for Securities on Loan - 20.8%
(See Note 2 of the Schedule of Investments)		37,691,471

Repurchase Agreement - 42.7%
Agreement with Morgan Stanley & Co., Inc., 0.140%, dated 11/30/2009, to be repurchased at $77,496,947 on 12/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2030, with a market value of $79,646,012 (at amortized cost)	77,496,646	77,496,646

Total Short-Term Investments (identified cost $115,188,117)		115,188,117

Total Investments - 147.9% (identified cost $273,959,778)		268,443,982
Other Assets and Liabilities - (47.9)%		(86,898,689)

Total Net Assets - 100.0%		$181,545,293

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Municipals - 93.2%

Alabama - 1.4%
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.375%, 10/1/2017 NR/A2	$200,000	$200,318
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.500%, 10/1/2018 NR/A2	210,000	208,780
Alabama State Board of Education, Higher Education, Revenue Bonds, 4.750%, 10/1/2019 NR/A2; Call Date 10/1/2018	220,000	219,987
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.000%, 10/1/2020 NR/A2; Call Date 10/1/2018	230,000	231,454
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.250%, 10/1/2021 NR/A2; Call Date 10/1/2018	140,000	142,264
Alabama State Board of Education, Higher Education, Revenue Bonds, 5.375%, 10/1/2022 NR/A2; Call Date 10/1/2018	105,000	107,173
Chatom Industrial Development Board, Utilities, Revenue Bonds, 4.000%, 8/1/2037 A/A-1/NR; Call Date 2/1/2010 (4)	1,000,000	1,000,270
County of Jefferson, Water, Revenue Bonds, FSA, 5.250%, 2/1/2011 AAA/Aa3; Call Date 2/1/2010	300,000	296,040

		2,406,286

Alaska - 0.1%
Alaska Housing Finance Corp., Single Family Housing, Revenue Bonds, GO, 5.350%, 12/1/2013 AAA/Aaa	115,000	115,000

Arizona - 5.6%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 5.000%, 1/1/2020 A+/NR; Call Date 1/1/2017	900,000	934,722
Arizona State University, Higher Education, Revenue Bonds, 6.250%, 7/1/2028 AA-/A1; Call Date 7/1/2018	500,000	580,990
Gila County Unified School District No. 10-Payson, School District, GO UT, 3.000%, 7/1/2019 NR/A2; Call Date 7/1/2018 (4)	500,000	523,240
Gila County Unified School District No. 10-Payson, School District, GO UT, 3.000%, 7/1/2020 NR/A2; Call Date 7/1/2018 (4)	600,000	626,964
Maricopa County Elementary School District No. 21-Murphy, School District, GO UT, 8.000%, 7/1/2024 NR/Baa2; Call Date 7/1/2019	300,000	322,824
Maricopa County Elementary School District No. 28-Kyrene Elementary, School District, GO UT, MBIA, 5.000%, 7/1/2013 NR/Aa2	125,000	140,929
Maricopa County Elementary School District No. 8-Osborn, School District, GO UT, 6.000%, 7/1/2024 A/NR; Call Date 7/1/2016	300,000	324,657
Maricopa County Industrial Development Authority, Medical, Revenue Bonds, 5.000%, 7/1/2016 A/A2; Call Date 12/1/2009	25,000	25,123
Maricopa County Industrial Development Authority, Single Family Housing, Revenue Bonds, FNMA/GNMA/FHLMC, 5.450%, 3/1/2039 NR/Aaa; Call Date 9/1/2016 (4) (9)	20,684	21,060
Phoenix Civic Improvement Corp. District, General, Revenue Bonds, MBIA, 0.000%, 7/1/2041 AA/A1	1,145,000	934,686
Phoenix Civic Improvement Corp., Water, Revenue Bonds, MBIA, 5.250%, 7/1/2016 AAA/Aa3	210,000	241,798
Pima County Industrial Development Authority, Development, Revenue Bonds, 5.250%, 7/1/2031 AA/Aa3; Call Date 7/1/2019	1,700,000	1,731,960
Pima County Industrial Development Authority, Education, Revenue Bonds, 6.375%, 7/1/2028 NR/Baa3; Call Date 7/1/2018	330,000	284,523
Pima County Industrial Development Authority, Education, Revenue Bonds, 6.750%, 7/1/2031 NR/Baa3; Call Date 7/1/2011	610,000	442,909
Pinal County Elementary School District No. 4 Casa Grande Elementary, School District, GO UT, NATL-RE, 4.000%, 7/1/2016 NR/A3	215,000	223,699
Rio Nuevo Multipurpose Facilities District, General, Revenue Bonds, Assured Guaranty Corp., 5.000%, 7/15/2015 AAA/Aa3	1,200,000	1,311,492
University Medical Center Corp., Medical, Revenue Bonds, GO, 5.250%, 7/1/2014 BBB+/Baa1	500,000	526,745
Vistancia Community Facilities District, General Obligation, GO UT, 5.500%, 7/15/2020 NR/Baa1; Call Date 7/15/2015	500,000	501,640

		9,699,961

Arkansas - 0.5%
Conway Health Facilities Board, Medical, Revenue Bonds, 5.000%, 8/1/2018 BBB+/NR (5)	885,000	893,620

California - 8.0%
ABC Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2021 A+/Baa1	500,000	504,655
Anaheim Public Financing Authority, Power, Revenue Bonds, AMBAC, 4.500%, 10/1/2015 NR/WR	250,000	250,368
California Infrastructure & Economic Development Bank, Power, Revenue Bonds, 5.750%, 2/1/2039 A/A2; Call Date 2/1/2015	600,000	612,546
California Infrastructure & Economic Development Bank, Power, Revenue Bonds, 6.250%, 2/1/2039 A/A2; Call Date 2/1/2015	500,000	521,620
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.000%, 6/1/2010 BBB/A-2/NR (4)	500,000	500,145
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.500%, 6/1/2010 BBB/A-2/NR (4) (9)	500,000	499,900
California Statewide Communities Development Authority, Medical, Revenue Bonds, 5.000%, 8/15/2021 A+/A1; Call Date 8/15/2016	80,000	80,582
City & County of San Francisco, General Obligation, GO UT, 4.625%, 6/15/2030 AA/Aa2; Call Date 6/15/2015	350,000	342,499
Fresno Unified School District, School District, GO UT, MBIA, 5.300%, 2/1/2014 A+/Baa1	290,000	315,305
Fresno Unified School District, School District, GO UT, MBIA, 5.800%, 2/1/2014 A+/Baa1	125,000	138,333
Fresno Unified School District, School District, GO UT, MBIA, 6.000%, 8/1/2026 A+/Baa1	1,400,000	1,514,688
Hawthorne School District, School District, GO UT, 4.000%, 11/15/2010 SP-1+/NR	1,250,000	1,277,850
Oxnard School District, School District, GO UT, MBIA, 5.750%, 8/1/2022 A+/Baa1; Call Date 2/1/2022	415,000	447,046
Pleasant Valley School District-Ventura County, School District, GO UT, MBIA, 5.850%, 2/1/2020 A+/Baa1	50,000	54,854
Pomona Unified School District, School District, GO UT, MBIA, 6.550%, 8/1/2029 A/Baa1	200,000	218,182
San Gorgonio Memorial Health Care District, Medical, GO UT, 6.500%, 8/1/2014 NR/Baa1	230,000	249,131
San Gorgonio Memorial Health Care District, Medical, GO UT, 6.500%, 8/1/2015 NR/Baa1	310,000	333,129
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2026 AA/NR	235,000	88,045
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2027 AA/NR	365,000	127,608
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2029 AA/NR	400,000	119,732
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2031 AA/NR	470,000	120,329
Santa Barbara County College Elementary School District, School District, GO UT, 0.000%, 8/1/2033 AA/NR	575,000	126,868
Santa Monica Community College District, General Obligation, GO UT, NATL-RE, 0.000%, 8/1/2017 AA/Aa2; Call Date 8/1/2015	775,000	548,832
Semitropic Improvement District, Water, Revenue Bonds, XLCA, 4.250%, 12/1/2022 AA/WR; Call Date 12/1/2016	50,000	48,019
Semitropic Improvement District, Water, Revenue Bonds, XLCA, 5.500%, 12/1/2022 AA/WR; Call Date 12/1/2014	525,000	566,244
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.700%, 7/1/2016 NR/NR	250,000	249,433
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2022 NR/NR; Call Date 7/1/2017	1,000,000	979,250
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2023 NR/NR; Call Date 7/1/2017	250,000	242,670
Stockton Unified School District, GO UT, 4.000%, 2/1/2011 SP-1+/NR; Call Date 2/1/2010	400,000	401,344
Twin Rivers Unified School District, School District, GO UT, 0.000%, 4/1/2014 A+/SP-1+/NR	1,100,000	863,951
Vallejo City Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2013 A/Baa1	100,000	103,267
Vallejo City Unified School District, School District, GO UT, MBIA, 5.400%, 2/1/2015 A/Baa1	275,000	284,094
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2017 A/Baa1	60,000	62,808
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2018 A/Baa1	50,000	51,862
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2018 A/Baa1	350,000	362,439
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2025 A/Baa1	725,000	732,460

		13,940,088

Colorado - 3.2%
City of Colorado Springs, Utilities, Revenue Bonds, 4.625%, 11/15/2033 AA/Aa2; Call Date 11/15/2019	150,000	152,693
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 6.000%, 4/1/2021 NR/Baa2; Call Date 4/1/2011	225,000	225,916
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 7.400%, 12/1/2038 A/NR; Call Date 12/1/2018	500,000	578,225

Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, XLCA, 5.250%, 6/1/2024 A/Baa2; Call Date 6/1/2014	850,000	863,234
Colorado Higher Education, General, Certificate of Participation, 5.500%, 11/1/2027 AA-/Aa3; Call Date 11/1/2018	200,000	217,294
Commerce City, General, Revenue Bonds, AMBAC, 5.000%, 8/1/2023 A+/WR; Call Date 8/1/2016	150,000	155,666
County of Boulder, Medical, Revenue Bonds, RADIAN, 5.300%, 12/1/2010 BBB-/Baa2	125,000	127,131
County of Pueblo, Pollution, Revenue Bonds, AMBAC, 5.100%, 1/1/2019 A/Baa1; Call Date 12/1/2009	750,000	757,485
Public Authority for Colorado Energy, General, Revenue Bonds, 5.750%, 11/15/2018 A/A2	110,000	110,684
Public Authority for Colorado Energy, General, Revenue Bonds, 6.125%, 11/15/2023 A/A2	350,000	358,743
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, FSA, 1.070%, 1/1/2030 AAA/A-1/NR (4)	1,805,000	1,805,000
Southlands Metropolitan District No. 1, Development, GO, RADIAN, 4.750%, 12/1/2027 NR/WR; Call Date 12/1/2017	100,000	75,749
Tower Metropolitan District, Development, GO UT, RADIAN, 4.000%, 12/1/2020 NR/WR; Call Date 12/1/2015	100,000	84,428

		5,512,248

Connecticut - 0.5%
State of Connecticut, General, Revenue Bonds, 4.250%, 2/1/2015 AA/A1	750,000	821,917

Delaware - 0.2%
Delaware State Housing Authority, Single Family Housing, Revenue Bonds, 5.000%, 1/1/2026 NR/Aa1; Call Date 7/1/2019 (9)	375,000	381,266

Florida - 9.7%
Alachua County Health Facilities Authority, Medical, Revenue Bonds, 6.500%, 12/1/2019 A/A2; Call Date 12/1/2018 (5)	75,000	82,329
Citizens Property Insurance Corp., General, Revenue Bonds, Assured Guaranty Corp., 5.000%, 6/1/2016 AAA/Aa3	400,000	420,344
Citizens Property Insurance Corp., General, Revenue Bonds, GO, 5.000%, 6/1/2011 A+/A2	600,000	631,284
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2009 NR/A1/VMIG1 (4)	500,000	500,000
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2009 NR/A1/VMIG1 (4)	450,000	450,000
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2010 NR/NR; Call Date 6/1/2010 (4) (5)	1,200,000	1,199,988
County of Brevard, General Obligation, GO, AMBAC, 5.000%, 7/1/2015 NR/WR	375,000	398,771
County of Miami-Dade, Airport, Revenue Bonds, Assured Guaranty Corp., 5.000%, 10/1/2029 AAA/Aa3; Call Date 10/1/2019	500,000	514,045
County of Miami-Dade, Water, Revenue Bonds, BHAC, 6.000%, 10/1/2023 AAA/Aa1; Call Date 10/1/2018	1,000,000	1,200,170
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2013 AA-/Aa3	500,000	541,805
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2014 AA-/Aa3	800,000	871,520
Florida Municipal Power Agency, Power, Revenue Bonds, 5.500%, 10/1/2019 NR/A1	250,000	283,255
Florida State Board of Education, Education, Revenue Bonds, MBIA, 5.000%, 7/1/2019 AAA/A2; Call Date 7/1/2012	2,000,000	2,121,100
Fort Pierce, General, Revenue Bonds, Assured Guaranty Corp., 5.875%, 9/1/2028 AAA/Aa3; Call Date 9/1/2018	500,000	556,470
Greater Orlando Aviation Authority, Airport, Revenue Bonds, FSA, 5.000%, 10/1/2019 AAA/Aa3; Call Date 10/1/2017 (9)	200,000	204,404
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 6.100%, 11/15/2013 A+/A1 (4)	750,000	832,087
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, 5.650%, 5/15/2018 BBB/Baa1 (4)	500,000	534,955
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, AMBAC, 5.000%, 3/15/2012 BBB/Baa1 (4)	875,000	904,680
Miami Health Facilities Authority, Medical, Revenue Bonds, 4.500%, 11/15/2014 A/A1; Call Date 11/15/2013	570,000	588,725
Orange County Health Facilities Authority, Medical, Revenue Bonds, 0.400%, 11/15/2036 A+/A-1/NR; Call Date 12/1/2009 (4)	1,610,000	1,610,000
Orange County Health Facilities Authority, Medical, Revenue Bonds, 5.250%, 10/1/2035 A/A2; Call Date 10/1/2018	300,000	284,931
Polk County Housing Finance Authority, Multi-Family Housing, Revenue Bonds, GNMA, 5.000%, 9/1/2029 NR/Aaa; Call Date 8/1/2020	150,000	151,722
Port St. Lucie, General, Certificate of Participation, Assured Guaranty Corp., 6.250%, 9/1/2027 AAA/Aa3; Call Date 9/1/2018	500,000	570,790
Putnam County Development Authority, Power, Revenue Bonds, AMBAC, 5.350%, 5/1/2018 A-/Baa1 (4)	445,000	467,094

Sunrise Excise Tax & Special Assessment, General, Revenue Bonds, NATL-RE, 0.000%, 10/1/2019 A/Baa1	400,000	245,488
Sunrise Excise Tax & Special Assessment, Utilities, Revenue Bonds, AMBAC, 5.500%, 10/1/2018 NR/WR	575,000	641,315
Village Community Development District No. 5, Development, Special Assessment, 6.500%, 5/1/2033 A+/NR; Call Date 5/1/2013	105,000	106,596

		16,913,868

Georgia - 2.5%
City of Atlanta, Water, Revenue Bonds, NATL-RE FGIC, 5.500%, 11/1/2022 A/Baa1	1,000,000	1,065,870
Main Street Natural Gas, Inc., General, Revenue Bonds, 5.250%, 9/15/2018 A/A2	250,000	247,210
Richmond County Hospital Authority, General, Revenue Bonds, 5.250%, 1/1/2029 A+/A1; Call Date 1/1/2019 (5)	1,250,000	1,218,575
Richmond County Hospital Authority, General, Revenue Bonds, 5.375%, 1/1/2029 A+/A1; Call Date 1/1/2019 (5)	1,000,000	988,360
South Georgia Governmental Services Authority, Development, Revenue Bonds, MBIA, 5.000%, 1/1/2020 A/WR; Call Date 12/1/2009	300,000	318,618
Spalding County, Water, Revenue Bonds, 6.125%, 9/1/2028 NR/A2; Call Date 9/1/2018	500,000	569,795

		4,408,428

Hawaii - 0.3%
Hawaii State Department of Budget & Finance, Power, Revenue Bonds, NATL-RE, 4.950%, 4/1/2012 A/Baa1	450,000	468,333

Idaho - 0.2%
Boise-Kuna Irrigation District, Power, Revenue Bonds, 7.375%, 6/1/2034 NR/A3; Call Date 6/1/2018	340,000	382,310

Illinois - 9.0%
Bryant, Development, Revenue Bonds, 5.900%, 8/1/2023 BBB+/Baa1; Call Date 12/1/2009	680,000	680,578
Chicago Public Building Commission Building, Facilities, Revenue Bonds, AMBAC, 5.000%, 3/1/2017 A/A2	115,000	128,679
Cook County School District No. 130 Blue Island, School District, GO, XLCA, 4.250%, 6/1/2013 NR/WR	500,000	510,085
Cook County School District No. 159 Matteson-Richton Park, School District, GO UT, FSA, 0.000%, 12/1/2016 NR/Aa3 (5)	300,000	231,348
County of St. Clair, General Obligation, GO UT, 5.250%, 10/1/2027 AA/Aa3; Call Date 10/1/2019	900,000	975,402
Illinois Finance Authority, Development, Revenue Bonds, 5.050%, 1/1/2010 BBB/NR (4) (9)	230,000	230,340
Illinois Finance Authority, General, Revenue Bonds, 5.250%, 3/1/2019 A+/A1	250,000	273,935
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 5.500%, 2/1/2040 A+/A2; Call Date 2/1/2018	75,000	71,703
Illinois Finance Authority, Medical, Revenue Bonds, AMBAC, 6.250%, 2/1/2033 A+/A2; Call Date 2/1/2018	125,000	130,170
Illinois Finance Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 5.250%, 8/15/2019 AAA/NR	250,000	270,515
Illinois Finance Authority, Utilities, Revenue Bonds, BHAC, 4.875%, 11/1/2018 AAA/Aaa; Call Date 11/1/2013 (4) (9)	1,255,000	1,312,630
Illinois Municipal Electric Agency, Power, Revenue Bonds, MBIA, 5.250%, 2/1/2019 A+/A1; Call Date 2/1/2017	1,000,000	1,097,340
Illinois Municipal Electric Agency, Power, Revenue Bonds, NATL-RE FGIC, 5.250%, 2/1/2024 A+/A1; Call Date 2/1/2017	1,000,000	1,066,850
Kendall, Kane & Will Counties High School District No. 18, School District, GO UT, FSA, 5.250%, 10/1/2016 NR/Aa3; Call Date 10/1/2014	925,000	1,041,319
Lake County School District No. 33, School District, GO UT, XLCA, 0.000%, 12/1/2026 NR/WR	525,000	206,388
Lake County School District No. 33, School District, GO UT, XLCA, 0.000%, 12/1/2028 NR/WR	335,000	114,342
Lake County School District No. 38 Big Hallow, School District, GO UT, AMBAC, 0.000%, 2/1/2013 NR/WR	200,000	181,072
Sangamon Logan & Menard Counties Community Unit School District No. 15, School District, GO UT, FSA, 0.000%, 1/1/2016 NR/Aa3	650,000	500,409
Southern Illinois University, Higher Education, Revenue Bonds, NATL-RE, 0.000%, 4/1/2022 A/A1	100,000	47,328
Stephenson-Jo Daviess Counties Community Unit School District No. 200, School District, GO UT, NATL-RE, 0.000%, 2/1/2016 NR/Baa1	535,000	391,577
University of Illinois, Higher Education, Revenue Bonds, AMBAC, 5.250%, 4/1/2013 AA-/Aa3	1,060,000	1,179,038
Village of Elwood, General Obligation, GO UT, RADIAN, 0.000%, 3/1/2026 A/WR; Call Date 3/1/2016 (5)	1,000,000	400,070
Village of Franklin Park, General Obligation, GO UT, AMBAC, 5.000%, 7/1/2016 NR/WR; Call Date 1/1/2014	1,065,000	1,074,329

Village of Justice, General Obligation, GO UT, AMBAC, 0.000%, 1/1/2014 NR/WR	545,000	469,883
Village of Justice, General Obligation, GO UT, AMBAC, 0.000%, 1/1/2015 NR/WR	345,000	280,471
Village of Maywood, General Obligation, GO UT, XLCA, 5.000%, 1/1/2021 NR/A3; Call Date 1/1/2015 (5)	385,000	393,639
Village of South Chicago Heights, General Obligation, GO UT, NATL-RE FGIC, 0.000%, 11/1/2016 A/WR	505,000	394,370
Will County Community School District No. 161 Summit Hill, School District, GO UT, NATL-RE FGIC, 0.000%, 1/1/2017 NR/WR	750,000	541,710
Will County Community Unit School District No. 201 Crete-Monee, School District, GO UT, NATL-RE FGIC, 0.000%, 11/1/2021 NR/WR	200,000	108,008
Will County Community Unit School District No. 201 Crete-Monee, School District, GO UT, NATL-RE FGIC, 0.000%, 11/1/2022 NR/WR	250,000	127,883
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2015 NR/WR	50,000	40,041
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2017 NR/WR	870,000	616,264
Will County School District No. 114, School District, GO UT, NATL-RE FGIC, 0.000%, 12/1/2020 NR/WR	700,000	408,905
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, General Obligation, GO UT, 5.750%, 6/1/2028 AA/NR; Call Date 6/1/2018	250,000	279,338

		15,775,959

Indiana - 1.4%
Carmel Redevelopment District, Facilities, Revenue Notes, 5.875%, 2/1/2010 NR/NR; Call Date 12/1/2009	1,000,000	1,000,560
Indiana Bond Bank, Bond Bank, Revenue Bonds, MORAL OBLG, 5.000%, 2/1/2029 AA/NR; Call Date 2/1/2019	570,000	589,009
Indiana Development Finance Authority, Pollution, Revenue Bonds, 4.700%, 10/1/2015 BBB/NR; Call Date 10/1/2015 (4) (9)	250,000	244,013
Indiana Municipal Power Agency, Power, Revenue Bonds, 5.250%, 1/1/2024 A+/A1; Call Date 1/1/2019	500,000	524,635

		2,358,217

Iowa - 0.9%
Iowa Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038 AAA/Aaa; Call Date 1/1/2019	1,500,000	1,595,205

Kansas - 1.9%
Kansas Development Finance Authority, Medical, Revenue Bonds, 5.750%, 11/15/2034 A+/A1; Call Date 11/15/2014	600,000	606,318
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, FNMA/GNMA/FHLMC, 5.250%, 12/1/2038 NR/Aaa; Call Date 12/1/2016 (9)	735,000	747,186
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.450%, 6/1/2027 NR/Aaa; Call Date 6/1/2013 (9)	925,000	952,694
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA COLL, 5.650%, 12/1/2036 NR/Aaa; Call Date 12/1/2014 (9)	905,000	927,725

		3,233,923

Kentucky - 0.1%
Kentucky State Property & Buildings Commission, Facilities, Revenue Bonds, MBIA, 5.000%, 8/1/2018 A+/Aa3	205,000	231,718

Louisiana - 1.4%
Louisiana Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040 NR/Aaa; Call Date 6/1/2018	1,500,000	1,619,595
Louisiana Public Facilities Authority, Deveopment, Revenue Bonds, 7.000%, 12/1/2011 BBB/Baa2; Call Date 12/1/2011 (4)	500,000	545,555
State of Louisiana, General Obligation, GO UT, CIFG, 5.000%, 7/15/2017 AA-/A1; Call Date 7/15/2016	250,000	284,135

		2,449,285

Maryland - 0.2%
Maryland Community Development Administration, Single Family Housing, Revenue Bonds, 5.500%, 1/1/2010 NR/Aa2; Call Date 12/17/2009	370,000	370,426

Massachusetts - 0.9%
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, MBIA, 0.100%, 7/1/2018 A/A3; Call Date 12/8/2009 (4)	1,875,000	1,589,062
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, NATL-RE, 0.220%, 7/1/2017 A/A3; Call Date 12/1/2009 (4)	35,000	29,663

		1,618,725

Michigan - 4.4%
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.000%, 7/1/2016 A/A2 (4)	725,000	752,100
City of Detroit, Water, Revenue Bonds, NATL-RE, 5.250%, 7/1/2022 A/A2; Call Date 7/1/2017 (4)	1,100,000	1,140,997
Detroit City School District, School District, GO UT, AMBAC Q-SBLF, 6.500%, 5/1/2011 NR/A1	200,000	209,538
Ferndale Public Schools, School District, GO UT, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa3; Call Date 5/1/2014	485,000	503,226
Pontiac, School District, GO, CIFG, 5.000%, 5/1/2017 A+/NR; Call Date 5/1/2016	300,000	303,099
Southgate Community School District, School District, GO UT, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa3; Call Date 5/1/2015	1,000,000	1,043,240
State of Michigan, Transportation, Revenue Bonds, FSA, 5.250%, 9/15/2021 AAA/Aa3; Call Date 9/15/2017	2,000,000	2,161,500
Warren Consolidated School District, School District, GO UT, FSA, 5.000%, 5/1/2015 AAA/Aa3	325,000	375,304
Wyandotte, Utilities, Revenue Bonds, NATL-RE, 4.500%, 10/1/2014 A/Baa1 (9)	600,000	629,952
Wyandotte, Utilities, Revenue Bonds, NATL-RE, 5.000%, 10/1/2013 A/Baa1 (9)	600,000	642,390

		7,761,346

Minnesota - 0.6%
City of Minneapolis, Medical, Revenue Bonds, Assured Guaranty Corp., 6.500%, 11/15/2038 AAA/Aa3; Call Date 11/15/2018	1,000,000	1,109,420

Mississippi - 1.0%
Mississippi Home Corp., Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.750%, 6/1/2039 NR/Aaa; Call Date 6/1/2018	750,000	815,655
Rankin County School District, School District, GO UT, FSA, 5.000%, 10/1/2014 AAA/Aa3	730,000	841,186

		1,656,841

Missouri - 3.6%
Cass County, Medical, Revenue Bonds, 5.000%, 5/1/2015 NR/NR	450,000	457,438
City of Sikeston, Utilities, Revenue Bonds, NATL-RE, 6.000%, 6/1/2015 A/Baa1	1,000,000	1,057,850
Jackson County, General, Revenue Bonds, AMBAC, 5.000%, 12/1/2018 AA-/Aa3; Call Date 12/1/2016	1,000,000	1,071,830
Missouri Development Finance Board, General, Revenue Bonds, 6.000%, 4/1/2027 A+/NR; Call Date 4/1/2013	750,000	771,975
Missouri Development Finance Board, General, Revenue Bonds, 6.750%, 4/1/2029 A+/NR; Call Date 10/1/2013	200,000	213,040
Missouri Development Finance Board, Water, Revenue Bonds, 5.750%, 11/1/2029 A+/NR; Call Date 11/1/2014	235,000	246,644
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA COLL, 6.850%, 3/1/2028 AAA/NR; Call Date 12/1/2009 (9)	255,000	264,504
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA/COLL, 5.200%, 9/1/2031 AAA/NR; Call Date 3/1/2019	250,000	257,753
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.700%, 9/1/2038 AAA/NR; Call Date 9/1/2017 (9)	210,000	219,276
Missouri State Environmental Improvement & Energy Resources Authority, Water, Revenue Bonds, 5.750%, 1/1/2029 NR/Aaa; Call Date 1/1/2019	750,000	872,010
Riverside Industrial Development Authority, General, Revenue Bonds, ACA, 4.500%, 5/1/2011 A/NR	400,000	400,636
St. Louis Municipal Finance Corp., Facilities, Revenue Bonds, Assured Guaranty Corp., 0.000%, 7/15/2021 AAA/Aa3	1,000,000	531,840

		6,364,796

Montana - 0.9%
County of Yellowstone, Medical, Revenue Bonds, 5.250%, 9/1/2034 AA/NR; Call Date 9/1/2017	1,500,000	1,523,715

Nebraska - 0.1%
City of O’Neill, Medical, Revenue Bonds, 6.250%, 9/1/2012 NR/NR	190,000	190,000

Nevada - 1.7%
Clark County School District, School District, GO, AMBAC, 5.000%, 6/15/2019 AA/Aa2; Call Date 6/15/2017	1,600,000	1,744,432
Nevada Housing Division, Single Family Housing, Revenue Bonds, 5.400%, 4/1/2031 AAA/Aaa; Call Date 4/1/2010 (9)	340,000	360,441
Nevada Housing Division, Single Family Housing, Revenue Bonds, FHA-Insured Mortgage, 5.550%, 4/1/2031 AAA/Aaa; Call Date 12/1/2009 (9)	400,000	400,736
Reno-Sparks Indian Colony, General, Revenue Bonds, 4.250%, 6/1/2014 NR/NR	515,000	488,050

		2,993,659

New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, AMBAC, 5.875%, 10/1/2016 A/A3; Call Date 12/1/2009	600,000	601,518

New Jersey - 0.8%
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Revenue Bonds, 5.000%, 10/1/2033 AA/Aa2; Call Date 4/1/2013 (9)	165,000	164,540
New Jersey Transportation Trust Fund Authority, Transportation, Revenue Bonds, FSA, 5.500%, 12/15/2017 AAA/Aa3	1,000,000	1,147,290

		1,311,830

New Mexico - 2.4%
New Mexico Mortgage Finance Authority, Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039 AAA/NR; Call Date 3/1/2019	1,000,000	1,085,330
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, 5.950%, 3/1/2032 AAA/NR; Call Date 9/1/2010 (5) (9)	260,000	268,042
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.400%, 1/1/2027 AAA/NR; Call Date 1/1/2016 (9)	1,595,000	1,588,397
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.700%, 7/1/2027 AAA/NR; Call Date 1/1/2016 (9)	500,000	507,195
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039 AAA/NR; Call Date 3/1/2019	750,000	798,847

		4,247,811

New York - 1.1%
County of Monroe, General Obligation, GO UT, MBIA, 6.000%, 3/1/2015 A/Baa1	225,000	252,756
Metropolitan Transportation Authority, Transportation, Revenue Bonds, 5.000%, 11/15/2016 A/A2	1,250,000	1,411,612
New York Liberty Development Corp., Development, Revenue Bonds, 5.000%, 10/1/2015 A/A1	250,000	261,150

		1,925,518

North Carolina - 1.5%
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 4.200%, 1/1/2019 A-/Baa1	1,500,000	1,487,670
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 6.000%, 1/1/2022 A-/Baa1	50,000	56,677
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, AMBAC, 5.000%, 1/1/2016 A-/WR	500,000	550,790
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, Assured Guaranty Corp., 6.000%, 1/1/2019 AAA/Aa3	500,000	563,605

		2,658,742

North Dakota - 1.7%
City of Fargo, Medical, Revenue Bonds, FSA, 5.750%, 6/1/2012 AAA/Aa3; Call Date 6/1/2010	2,940,000	3,003,945

Ohio - 1.1%
Hilliard School District, School District, GO UT, 0.000%, 12/1/2019 AA/Aa2	435,000	292,807
Mahoning County Career & Technical Center Board, General, Certificate of Participation, 6.250%, 12/1/2036 AA-/NR; Call Date 12/1/2011	1,250,000	1,388,225
Richland County, General Obligation, GO, Assured Guaranty Corp., 6.000%, 12/1/2028 NR/Aa3; Call Date 12/1/2018	250,000	281,823

		1,962,855

Oklahoma - 1.2%
Cleveland County Justice Authority, General, Revenue Bonds, 5.750%, 3/1/2029 A/NR; Call Date 3/1/2015	650,000	680,069
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038 NR/Aaa; Call Date 9/1/2018	1,175,000	1,266,626
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029 NR/Aaa; Call Date 3/1/2019	200,000	211,588

		2,158,283

Pennsylvania - 1.7%
Allegheny County Hospital Development Authority, Medical, Revenue Bonds, 5.000%, 6/15/2018 A+/Aa3; Call Date 6/15/2014	300,000	308,811
Cumberland County Municipal Authority, Nursing Homes, Revenue Bonds, 3.000%, 1/1/2011 NR/NR (5)	500,000	500,045
Pennsylvania Industrial Development Authority, Development, Revenue Bonds, AMBAC, 5.500%, 7/1/2014 A-/A3; Call Date 7/1/2012	1,925,000	2,096,941

		2,905,797

Puerto Rico - 0.5%
Commonwealth of Puerto Rico, General Obligation, GO UT, FSA, 5.250%, 7/1/2030 AAA/Aa3; Call Date 1/1/2020	900,000	933,660

South Carolina - 1.4%
City of Rock Hill, Utilities, Revenue Bonds, Assured Guaranty Corp., 4.250%, 1/1/2029 AAA/Aa3; Call Date 1/1/2020	400,000	388,772
South Carolina Jobs-Economic Development Authority, Nursing Homes, Revenue Bonds, GNMA, 6.900%, 1/20/2037 AAA/NR; Call Date 1/20/2011	200,000	208,458
South Carolina State Housing Finance & Development Authority, Single Family Housing, Revenue Bonds, AMBAC, 5.000%, 7/1/2035 NR/Aa1; Call Date 1/1/2015 (9)	410,000	410,767
South Carolina State Public Service Authority, Power, Revenue Bonds, 5.500%, 1/1/2038 AA-/Aa2; Call Date 1/1/2019	1,000,000	1,076,900
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, AMBAC, 5.250%, 10/1/2020 NR/A1	250,000	283,582

		2,368,479

South Dakota - 1.2%
South Dakota Health & Educational Facilities Authority, Higher Education, Revenue Bonds, AMBAC, 5.000%, 8/1/2022 NR/WR; Call Date 8/1/2017	980,000	1,060,870
South Dakota Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 11/1/2024 AA-/A1; Call Date 11/1/2019	1,000,000	1,012,440

		2,073,310

Texas - 5.3%
Brazos River Authority, Development, Revenue Bonds, AMBAC, 5.125%, 5/1/2019 BBB+/Baa1; Call Date 12/1/2009	240,000	240,302
Brazos River Authority, Development, Revenue Bonds, AMBAC, 5.125%, 11/1/2020 BBB+/Baa1; Call Date 12/1/2009	300,000	300,606
Brazos River Authority, Power, Revenue Bonds, FGIC, 4.250%, 3/1/2017 BBB+/Baa1; Call Date 3/1/2014 (4)	885,000	863,919
City of Conroe, General Obligation, GO, MBIA, 5.500%, 3/1/2022 AA-/A1; Call Date 3/1/2017	100,000	112,354
City of Galveston, General Obligation, GO, 4.250%, 5/1/2014 BBB/A2	290,000	302,792
City of San Antonio, Power, Revenue Bonds, 5.000%, 2/1/2019 AA/Aa1; Call Date 2/1/2015	1,900,000	2,079,417
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, MBIA, 5.875%, 11/1/2017 A+/A1; Call Date 11/1/2011 (9)	115,000	119,376
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, XLCA, 6.125%, 11/1/2018 A+/A1; Call Date 12/1/2009 (9)	805,000	805,950
Forney Independent School District, School District, GO UT, PSF, 6.000%, 8/15/2037 AAA/NR; Call Date 8/15/2018	390,000	432,292
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 4.375%, 8/15/2015 BBB/NR	200,000	194,142
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 4.750%, 8/15/2016 BBB/NR	180,000	175,255
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.000%, 8/15/2017 BBB/NR	150,000	147,452
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.000%, 8/15/2018 BBB/NR	150,000	145,766
La Vernia Higher Education Finance Corp., Education, Revenue Bonds, 5.125%, 8/15/2019 BBB/NR	100,000	97,055
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.000%, 1/1/2010 A-/A2; Call Date 1/1/2010 (4)	300,000	301,101
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.750%, 1/1/2038 BBB+/A3; Call Date 1/1/2018	150,000	150,858
North Texas Tollway Authority, Transportation, Revenue Bonds, 6.125%, 1/1/2031 BBB+/A3; Call Date 1/1/2016	300,000	311,598
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 0.000%, 1/1/2028 AAA/Aa3	100,000	36,013
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 0.000%, 1/1/2042 AAA/Aa3; Call Date 1/1/2025	500,000	376,780
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 5.750%, 1/1/2038 AAA/Aa3; Call Date 1/1/2019	1,500,000	1,585,710
Port of Houston Authority, General Obligation, GO UT, MBIA, 5.100%, 10/1/2026 AAA/Aa1; Call Date 10/1/2011 (9)	250,000	253,552
Potter County Industrial Development Corp., Development, Revenue Bonds, AMBAC, 5.750%, 9/1/2016 BBB+/Baa1; Call Date 12/1/2009	235,000	235,094

		9,267,384

Utah - 0.9%
Grand County School District, School District, GO UT, School Bond Gty, 5.250%, 7/1/2026 NR/Aaa; Call Date 7/1/2018	500,000	554,565
Utah Water Finance Agency, Water, Revenue Bonds, AMBAC, 5.250%, 7/1/2014 NR/WR; Call Date 7/1/2012	1,000,000	1,027,830

		1,582,395

Virginia - 1.4%
Greater Richmond Convention Center Authority, Facilities, Revenue Bonds, NATL-RE, 5.000%, 6/15/2021 A/A3; Call Date 6/15/2015	450,000	463,347
Louisa Industrial Development Authority, Pollution, Revenue Bonds, 5.375%, 12/2/2013 A-/Baa1 (4)	400,000	450,956
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 4.850%, 7/1/2011 NR/Aaa (4)	1,500,000	1,531,935

		2,446,238

Washington - 2.8%
King County Housing Authority, Multi-Family Housing, Revenue Bonds, 5.200%, 5/1/2028 AAA/NR; Call Date 11/1/2018	460,000	475,382
State of Washington, General, Certificate of Participation, 4.000%, 7/1/2018 NR/Aa2	600,000	626,580
Washington Health Care Facilities Authority, Medical, Revenue Bonds, FHA-Insured Mortgage, 6.250%, 8/1/2028 A+/NR; Call Date 8/1/2018	500,000	542,360
Washington Higher Education Facilities Authority, Higher Education, Revenue Bonds, 5.000%, 4/1/2029 NR/A3; Call Date 4/1/2019	2,000,000	2,011,720
Washington Higher Education Facilities Authority, Higher Education, Revenue Bonds, 6.250%, 4/1/2029 NR/A3; Call Date 4/1/2019	1,085,000	1,177,453

		4,833,495

West Virginia - 0.4%
West Virginia State Hospital Finance Authority, Medical, Revenue Bonds, AMBAC, 5.000%, 6/1/2018 A+/A2; Call Date 6/1/2016	600,000	627,036

Wisconsin - 7.2%
Bad River Band of Lake Superior Tribe Chippewa Indians, General, Revenue Bonds, 1.500%, 9/1/2033 NR/A1/VMIG1; Call Date 12/1/2009 (4)	1,695,000	1,695,000
County of Milwaukee, Airport, Revenue Bonds, AMBAC, 5.000%, 12/1/2015 NR/A1 (9)	255,000	268,194
County of Milwaukee, Airport, Revenue Bonds, AMBAC, 5.000%, 12/1/2019 NR/A1; Call Date 12/1/2016 (9)	495,000	500,529
Ladysmith-Hawkins School District, School District, GO UT, NATL-RE FGIC, 5.500%, 4/1/2020 NR/WR; Call Date 4/1/2016	1,105,000	1,129,763
Monroe Redevelopment Authority, Medical, Revenue Bonds, 5.500%, 2/15/2029 NR/A3; Call Date 2/15/2019	1,500,000	1,477,155
State of Wisconsin, General, Revenue Bonds,, 5.250%, 5/1/2020 AA-/A1; Call Date 5/1/2019	1,000,000	1,128,140
Village of Darien, Water, Revenue Bonds, 4.550%, 10/1/2015 NR/NR; Call Date 10/1/2013	100,000	102,644
West Allis West Milwaukee School District, School District, GO UT, FSA, 3.750%, 4/1/2012 NR/Aa3	60,000	63,715
Wisconsin Center District, General, Revenue Bonds, FSA, 0.000%, 12/15/2028 AAA/Aa3	35,000	12,789
Wisconsin Health & Educational Facilities Authority, Higher Education, Revenue Bonds, NATL-RE, 5.000%, 12/1/2017 A+/A1; Call Date 12/1/2014	775,000	806,209
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.250%, 12/1/2020 A+/A1; Call Date 12/1/2018	1,295,000	1,345,790
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.375%, 8/15/2024 AA-/Aa3; Call Date 2/15/2020	1,500,000	1,605,045
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, FSA, 5.000%, 8/1/2018 AAA/Aa3; Call Date 4/24/2018	70,000	76,142
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, MBIA, 5.250%, 8/15/2017 NR/A3; Call Date 12/1/2009	200,000	200,290
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, NATL-RE, 5.500%, 8/15/2019 AA/Baa1; Call Date 12/1/2009	150,000	149,241
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, RADIAN, 6.250%, 2/15/2029 BBB+/NR; Call Date 2/15/2010	800,000	804,032
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 5.400%, 9/15/2014 NR/NR; Call Date 9/15/2011	250,000	248,110
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 6.400%, 9/15/2015 NR/NR; Call Date 12/15/2011	750,000	743,498

Wisconsin Housing & Economic Development Authority, Single Family Housing, Revenue Bonds, GO, 4.850%, 9/1/2031 AA/Aa2; Call Date 6/1/2011 (9)	240,000	240,612

		12,596,898

Total Municipals (identified cost $156,196,718)		162,681,754

Short-Term Investments - 8.7%

Mutual Funds - 8.7%
Marshall Tax-Free Money Market Fund, Class I (13)	15,115,463	15,115,463

Total Short-Term Investments (identified cost $15,115,463)		15,115,463

Total Investments - 101.9% (identified cost $171,312,181)		177,797,217
Other Assets and Liabilities - (1.9)%		(3,301,902)

Total Net Assets - 100.0%		$174,495,315

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 0.6%

Federal Home Loan Mortgage Corporation - 0.2%
0.496%, 8/25/2031, (Series T-32) (4)	$650,557	$590,635

Other Financial - 0.4%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.476%, 4/25/2037 (4) (6) (7)	2,912,375	1,762,706

Total Asset-Backed Securities (identified cost $3,562,932)		2,353,341

Collateralized Mortgage Obligations - 10.3%

Federal Home Loan Mortgage Corporation - 3.5%
0.589%, 6/15/2025, (Series 2993) (4)	6,045,793	5,915,222
5.000%, 10/15/2029, (Series 2745)	5,000,000	5,136,650
5.000%, 10/15/2031, (Series 2543)	1,704,207	1,750,832
5.000%, 5/15/2033, (Series 2791)	1,504,562	1,596,234
5.000%, 4/15/2035, (Series 2963)	517,460	518,317
5.500%, 10/15/2035, (Series 3058)	252,277	253,779
		15,171,034
Federal National Mortgage Association - 3.5%
0.486%, 1/25/2031, (Series 2001-25) (4)	1,107,967	1,104,504
4.000%, 10/25/2032, (Series 2003-28)	272,782	282,412
5.000%, 10/25/2016, (Series 2003-16)	5,000,000	5,208,250
5.500%, 3/25/2025, (Series 2006-12)	2,926,616	2,988,134
5.500%, 8/25/2034, (Series 2005-123)	5,407,000	5,831,644

		15,414,944
Private Sponsor - 3.3%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.881%, 7/25/2037 (4)	6,829,804	6,083,484
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	3,510,509	3,446,389
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 0.336%, 3/25/2037 (4)	5,129,857	4,743,743

		14,273,616

Total Collateralized Mortgage Obligations (identified cost $45,047,159)		44,859,594

Commercial Mortgage Securities - 5.9%

Private Sponsor - 5.9%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	2,182,032
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 0.339%, 10/15/2021 (4) (6) (7)	859,028	752,220
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	3,750,144
Greenwich Capital Commercial Funding Corp., Class A1, (Series 2006-FL4A), 0.332%, 11/5/2021 (4) (6) (7)	749,220	643,432
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	4,000,000	2,892,500
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	5,000,000	3,597,010
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.614%, 7/15/2019 (4) (6) (7)	2,621,010	2,139,391
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.539%, 6/15/2022 (4) (6) (7)	6,058,578	5,233,521
Morgan Stanley Capital I, Class A4, (Series 2007-IQ16), 5.809%, 12/12/2049	5,000,000	4,407,555

Total Commercial Mortgage Securities (identified cost $33,297,408)		25,597,805

Corporate Bonds & Notes - 1.4%

Diversified Financial Services - 0.9%
Bear Stearns Cos., Inc., 0.471%, 2/1/2012 (4)	4,000,000	3,975,312

Insurance - 0.5%
HSB Capital I, 1.194%, 7/15/2027 (4)	3,000,000	2,208,600

Total Corporate Bonds & Notes (identified cost $6,968,950)		6,183,912

U.S. Government & U.S. Government Agency Obligations - 4.6%

U.S. Treasury Bonds & Notes - 4.6%
2.625%, 2/29/2016(1)	20,000,000	20,212,520

Total U.S. Government & U.S. Government Agency Obligations (identified cost $19,626,708)		20,212,520

U.S. Government Agency-Mortgage Securities - 71.1%

Federal Home Loan Mortgage Corporation - 4.6%
5.000%, 8/1/2014	1,564,265	1,650,457
5.000%, 5/1/2021	2,349,958	2,511,910
5.000%, 10/1/2033	2,077,688	2,187,295
5.000%, 11/1/2035 (1)	7,457,059	7,836,467
5.500%, 11/1/2018	2,308,111	2,496,031
5.500%, 10/1/2021	2,272,828	2,438,343
6.500%, 9/1/2016	102,498	111,267
7.500%, 9/1/2013	46,659	51,666
7.500%, 4/1/2024	176,702	200,888
7.500%, 4/1/2027	95,929	109,586
8.000%, 8/1/2030	113,957	131,187
8.500%, 9/1/2024	97,634	113,087
9.000%, 6/1/2019	124,733	138,103
9.500%, 2/1/2025	81,013	90,564

		20,066,851

Federal National Mortgage Association - 64.2%
5.000%, 5/1/2018	1,648,162	1,767,670
5.000%, 5/1/2020	2,979,475	3,185,276
5.000%, 7/1/2035 (1)	3,432,815	3,608,009
5.000%, 2/1/2036	4,652,718	4,890,170
5.000%, 12/1/2036 (1)	25,894,647	27,204,036
5.000%, 6/1/2039 (1)	10,694,174	11,233,268
5.500%, 8/1/2021	9,598,614	10,309,612
5.500%, 1/1/2023	1,660,532	1,787,576
5.500%, 10/1/2024	2,070,245	2,225,670
5.500%, 2/1/2033	1,237,523	1,323,327
5.500%, 6/1/2035	4,278,515	4,566,481
5.500%, 8/1/2036 (1)	2,016,680	2,149,575
5.500%, 11/1/2036 (1)	19,798,931	21,103,641
5.500%, 12/1/2036 (1)	12,831,638	13,677,217
5.500%, 1/1/2037	1,221,278	1,301,758
5.500%, 7/1/2037 (1)	49,588,530	52,817,586
5.500%, 8/1/2037 (1)	7,134,004	7,598,548
5.500%, 8/1/2037 (1)	12,014,343	12,796,681
5.500%, 12/14/2039 (5)	25,000,000	26,589,850
6.000%, 9/1/2013	407,495	430,131
6.000%, 10/1/2016	365,418	396,824
6.000%, 9/1/2021	2,757,118	2,978,578
6.000%, 1/1/2036	1,443,086	1,554,671
6.000%, 4/1/2037	952,521	1,023,048
6.000%, 12/14/2039 (5)	50,000,000	53,601,600
6.500%, 9/1/2016	222,040	242,285
6.500%, 9/1/2016	485,725	530,011
6.500%, 8/1/2030	2,507,873	2,739,801
6.500%, 12/1/2031	158,731	173,162
6.500%, 11/1/2037	2,817,440	3,038,818

7.000%, 3/1/2029	249,260	278,283
7.000%, 7/1/2029	658,336	734,991
7.000%, 2/1/2030	574,130	640,980
7.500%, 10/1/2030	100,333	114,404
8.000%, 10/1/2028	1,059,832	1,217,213
8.000%, 4/1/2030	199,991	229,695

		280,060,446
Government National Mortgage Association - 2.3%
5.000%, 4/15/2034	1,561,281	1,652,946
5.500%, 9/15/2033	3,141,252	3,369,882
6.000%, 12/20/2033	3,776,404	4,090,843
6.500%, 9/15/2032	524,116	569,802
7.000%, 6/15/2029	152,417	170,236
7.000%, 8/15/2031	145,182	162,283
8.500%, 6/15/2010	1,673	1,686
9.000%, 1/15/2010	24	24
9.500%, 10/15/2024	59,733	68,377

		10,086,079

Total U.S. Government Agency-Mortgage Securities (identified cost $291,730,569)		310,213,376

Short-Term Investments - 64.7%

Collateral Pool Investment for Securities on Loan - 40.6%
(See Note 2 of the Schedule of Investments)		177,191,952

Repurchase Agreement - 24.1%
Agreement with Morgan Stanley & Co., Inc., 0.140%, dated 11/30/2009, to be repurchased at $105,097,864 on 12/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 4/30/2037, with a market value of $108,144,312 (at amortized cost)	105,097,455	105,097,455

Total Short-Term Investments (identified cost $282,289,407)		282,289,407

Total Investments - 158.6% (identified cost $682,523,133)		691,709,955

Other Assets and Liabilities - (58.6)%		(255,531,484)

Total Net Assets - 100.0%		$436,178,471

Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 5.9%
Automobiles - 5.9%
Banc of America Securities Auto Trust, Class A4, (Series 2006-G1), 5.170%, 12/20/2010	$532,797	$534,033
DaimlerChrysler Auto Trust, Class A4, (Series 2006-B), 5.380%, 3/8/2011	305,308	308,799
Ford Credit Auto Owner Trust, Class A4, (Series 2006-A), 5.070%, 12/15/2010	251,052	252,399
USAA Auto Owner Trust, Class A3, (Series 2006-4), 5.010%, 6/15/2011	158,154	158,674
USAA Auto Owner Trust, Class A4, (Series 2006-1), 5.040%, 12/15/2011	280,919	284,003

Total Asset-Backed Securities (identified cost $1,537,083)		1,537,908
Corporate Bonds & Notes - 84.6%
Aerospace/Defense - 1.3%
Embraer Overseas, Ltd., 6.375%, 1/15/2020	350,000	341,250

Agriculture - 4.1%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	395,554
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	291,873
Reynolds American, Inc., 7.750%, 6/1/2018	350,000	382,389

		1,069,816
Auto Manufacturers - 0.6%
Daimler Finance North America LLC, 8.000%, 6/15/2010	150,000	155,358

Banks - 1.4%
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	300,000	354,885

Chemicals - 1.1%
Dow Chemical Co., 8.550%, 5/15/2019	250,000	295,960

Diversified Financial Services - 7.8%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (6) (7)	350,000	358,251
Caterpillar Financial Services Corp., 1.033%, 6/24/2011 (4)	150,000	151,353
General Electric Capital Corp., 6.875%, 1/10/2039	150,000	157,803
Harley-Davidson Funding Corp., 5.000%, 12/15/2010 (6) (7)	300,000	308,142
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (6) (7)	400,000	403,792
Jefferies Group, Inc., 8.500%, 7/15/2019	350,000	385,698
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	268,587

		2,033,626
Electric - 4.8%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (6) (7)	350,000	338,002
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	289,765
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	291,184
Southern California Edison Co., 7.625%, 1/15/2010	350,000	352,836

		1,271,787
Environmental Control - 1.1%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	296,563

Food - 0.9%
Kroger Co., 8.050%, 2/1/2010	245,000	247,753

Forest Products & Paper - 1.1%
International Paper Co., 8.700%, 6/15/2038	250,000	295,323

Healthcare-Products - 2.6%
Boston Scientific Corp., 7.000%, 11/15/2035	350,000	348,250
Hospira, Inc., 6.400%, 5/15/2015	300,000	340,097

		688,347

Healthcare-Services - 4.9%
Humana, Inc., 8.150%, 6/15/2038	350,000	330,677
Quest Diagnostics, Inc., 6.400%, 7/1/2017	150,000	168,495
Roche Holdings, Inc., 7.000%, 3/1/2039 (6) (7)	350,000	441,929
UnitedHealth Group, Inc., 1.575%, 2/7/2011 (4)	350,000	351,476

		1,292,577
Home Furnishings - 1.3%
Whirlpool Corp., 8.600%, 5/1/2014	300,000	347,254

Insurance - 3.9%
Aflac, Inc., 8.500%, 5/15/2019	300,000	355,908
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	279,838
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	378,309

		1,014,055
Iron/Steel - 1.3%
ArcelorMittal, 7.000%, 10/15/2039	350,000	346,284

Lodging - 1.2%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	350,000	326,567

Media - 3.1%
CBS Corp., 8.875%, 5/15/2019	250,000	290,941
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	200,000	233,481
Viacom, Inc., 6.125%, 10/5/2017	250,000	275,250

		799,672
Mining - 3.3%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	361,092
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	100,000	127,681
Vale Overseas, Ltd., 5.625%, 9/15/2019	350,000	363,257

		852,030
Miscellaneous Manufacturing - 3.8%
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	250,000	283,189
Tyco Electronics Group SA, 6.550%, 10/1/2017	130,000	138,865
Tyco Electronics Group SA, 7.125%, 10/1/2037	250,000	260,859
Tyco International Finance SA, 4.125%, 10/15/2014	300,000	312,666

		995,579
Oil & Gas - 6.6%
Hess Corp., 8.125%, 2/15/2019	300,000	369,801
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	311,891
Nexen, Inc., 7.500%, 7/30/2039	350,000	394,967
Talisman Energy, Inc., 7.750%, 6/1/2019	300,000	359,845
Valero Energy Corp., 9.375%, 3/15/2019	250,000	302,347

		1,738,851
Oil & Gas Services - 2.9%
Halliburton Co., 7.450%, 9/15/2039	250,000	316,833
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	312,839
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	129,503

		759,175
Packaging & Containers - 3.5%
Ball Corp., 7.125%, 9/1/2016	350,000	360,500
Bemis Co., Inc., 6.800%, 8/1/2019	500,000	569,684

		930,184
Pharmaceuticals - 3.4%
Express Scripts, Inc., 6.250%, 6/15/2014	250,000	277,644
McKesson Corp., 7.500%, 2/15/2019	350,000	420,306
Pfizer, Inc., 7.200%, 3/15/2039	150,000	191,465

		889,415
Pipelines - 3.1%
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	305,232
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	185,243

TransCanada Pipelines, Ltd., 7.625%, 1/15/2039	250,000	319,038

		809,513
Retail - 5.3%
AutoZone, Inc., 5.750%, 1/15/2015	400,000	438,420
Kohl’s Corp., 6.875%, 12/15/2037	150,000	174,402
Staples, Inc., 9.750%, 1/15/2014	250,000	302,617
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	301,506
Yum! Brands, Inc., 6.875%, 11/15/2037	150,000	165,605

		1,382,550
Semiconductors - 0.4%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	107,337

Sovereign - 2.7%
Korea Expressway Corp., 4.500%, 3/23/2015 (6) (7)	300,000	306,717
Qatar Govt International Bond, 6.400%, 1/20/2040 (6) (7)	400,000	410,000

		716,717
Telecommunications - 5.9%
British Telecommunications PLC, 5.950%, 1/15/2018	250,000	258,491
Cisco Systems, Inc., 5.500%, 1/15/2040	250,000	249,465
Rogers Communications, Inc., 8.000%, 12/15/2012	350,000	357,763
Telecom Italia Capital SA, 0.761%, 2/1/2011 (4)	250,000	248,236
TELUS Corp., 8.000%, 6/1/2011	250,000	273,918
Vodafone Group PLC, 0.639%, 6/15/2011 (4)	150,000	150,265

		1,538,138
Transportation - 1.2%
FedEx Corp., 8.000%, 1/15/2019	250,000	309,012

Total Corporate Bonds & Notes (identified cost $19,141,510)		22,205,578

U.S. Government & U.S. Government Agency Obligations - 4.2%

Federal Home Loan Mortgage Corporation - 2.3%
6.000%, 8/11/2016	600,000	606,227

Federal National Mortgage Association - 1.9%
6.000%, 7/8/2024	500,000	502,071

Total U.S. Government & U.S. Government Agency Obligations (identified cost $1,106,455)		1,108,298

Short-Term Investments - 3.4%

Commercial Paper - 1.9%
Wal-Mart Stores, Inc., 0.070%, 12/9/2009 (11)	500,000	499,992

Mutual Funds - 1.5%
Marshall Prime Money Market Fund, Class I (13)	405,656	405,656

Total Short-Term Investments (identified cost $905,648)		905,648

Total Investments - 98.1% (identified cost $22,690,696)		25,757,432
Other Assets and Liabilities - 1.9%		502,648

Total Net Assets - 100.0%		$26,260,080

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Principal Amount	Value
Collateralized Mortgage Obligations - 4.3%

Federal National Mortgage Association - 1.7%
5.500%, 3/25/2025, (Series 2006-12)	$1,208,746	$1,234,154
5.500%, 8/25/2034, (Series 2005-123)	3,000,000	3,235,608

		4,469,762

Private Sponsor - 2.6%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.881%, 7/25/2037 (4)	4,097,882	3,650,090
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.591%, 5/25/2036 (4)	1,292,399	1,115,755
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.346%, 5/25/2037 (4)	949,097	858,849
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.241%, 4/25/2036 (4)	1,198,806	1,002,403

		6,627,097

Total Collateralized Mortgage Obligations (identified cost $11,510,810)		11,096,859

Commercial Mortgage Securities - 5.4%

Private Sponsor - 5.4%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	2,182,032
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	1,875,072
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.614%, 7/15/2019 (4) (6) (7)	2,621,010	2,139,391
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2008-C2), 5.855%, 2/12/2051	3,000,000	2,930,508
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.539%, 6/15/2022 (4) (6) (7)	3,786,612	3,270,951
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class AM, (Series 2006-3), 5.456%, 7/12/2046 (4)	2,100,000	1,505,648

Total Commercial Mortgage Securities (identified cost $16,568,517)		13,903,602

Corporate Bonds & Notes - 30.6%

Advertising - 0.9%
WPP Finance UK, 8.000%, 9/15/2014	2,000,000	2,282,244

Banks - 8.8%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (6) (7)	1,500,000	1,533,402
Banco Santander Chile, 2.875%, 11/13/2012 (6) (7)	2,000,000	2,015,872
Bank of America Corp., 6.500%, 8/1/2016	1,500,000	1,596,084
Bank of New York Mellon Corp., 5.125%, 8/27/2013	2,000,000	2,196,886
BB&T Corp., 3.850%, 7/27/2012	3,000,000	3,130,710
Commonwealth Bank of Australia, 5.000%, 10/15/2019 (1) (6) (7)	1,500,000	1,543,958
Credit Suisse/New York, 3.450%, 7/2/2012	3,000,000	3,125,985
Nordea Bank, 3.700%, 11/13/2014	1,000,000	1,018,508
Santander Issuances SA Unipersonal, 6.500%, 8/11/2019 (4) (6) (7)	1,500,000	1,649,686
Wells Fargo Capital XIII, 7.700%, 12/29/2049 (4)	2,000,000	1,830,000
Westpac Banking Corp., 4.875%, 11/19/2019	3,000,000	3,051,834

		22,692,925

Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020 (1) (6) (7)	2,000,000	2,103,020

Building Materials - 2.1%
CRH America, Inc., 6.000%, 9/30/2016	3,000,000	3,160,476

Holcim U.S. Finance Sarl & Cie SCS, 6.000%, 12/30/2019 (6) (7)	2,000,000	2,128,026

		5,288,502

Chemicals - 0.9%
Valspar Corp., 7.250%, 6/15/2019	2,000,000	2,206,184

Diversified Financial Services - 6.2%
American Honda Finance Corp., 6.700%, 10/1/2013 (6) (7)	2,000,000	2,216,292
CDP Financial, Inc., 5.600%, 11/25/2039 (6) (7)	2,000,000	2,075,756
General Electric Capital Corp., 5.875%, 1/14/2038 (1)	2,000,000	1,862,462
Genworth Global Funding Trusts, 5.200%, 10/8/2010	2,000,000	2,049,346
Iberdrola Finance Ireland, Ltd., 3.800%, 9/11/2014 (6) (7)	1,500,000	1,536,743
Invesco, Ltd., 5.375%, 12/15/2014	1,958,000	1,946,477
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	2,000,000	2,148,696
TD Ameritrade Holding Corp., 5.600%, 12/1/2019	2,000,000	2,037,448

		15,873,220

Electric - 0.8%
Exelon Generation Co. LLC, 5.200%, 10/1/2019 (1)	2,000,000	2,073,706

Healthcare-Products - 1.2%
CareFusion Corp., 5.125%, 8/1/2014 (6) (7)	3,000,000	3,209,820

Home Furnishings - 0.9%
Whirlpool Corp., 8.000%, 5/1/2012	2,000,000	2,190,334

Insurance - 2.6%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6) (7)	2,000,000	2,009,196
Progressive Corp., 6.700%, 6/15/2037 (4)	3,000,000	2,553,585
Prudential Financial, Inc., 6.000%, 12/1/2017	2,000,000	2,071,150

		6,633,931

Iron/Steel - 0.8%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,104,778

Media - 1.7%
Comcast Corp., 6.950%, 8/15/2037	2,000,000	2,227,128
Time Warner Cable, Inc., 6.750%, 7/1/2018 (1)	2,000,000	2,236,292

		4,463,420

Miscellaneous Manufacturing - 0.9%
Smiths Group PLC, 7.200%, 5/15/2019 (6) (7)	2,000,000	2,259,542

Oil & Gas - 0.8%
Cenovus Energy, Inc., 5.700%, 10/15/2019 (1) (6) (7)	2,000,000	2,124,510

Pharmaceuticals - 1.2%
Mead Johnson Nutrition Co., 4.900%, 11/1/2019 (6) (7)	3,000,000	3,069,702

Total Corporate Bonds & Notes (identified cost $74,703,959)		78,575,838

U.S. Government & U.S. Government Agency Obligations - 23.6%

U.S. Treasury Bonds & Notes - 23.6%
1.375%, 11/15/2012 (5)	25,000,000	25,203,150
2.625%, 2/29/2016 (1)	15,000,000	15,159,390
3.000%, 9/30/2016 (1)	20,000,000	20,468,760

Total U.S. Government & U.S. Government Agency Obligations (identified cost $59,881,232)		60,831,300

U.S. Government Agency-Mortgage Securities - 28.1%

Federal Home Loan Mortgage Corporation - 1.1%
5.000%, 11/1/2035 (1)	2,711,658	2,849,624

Federal National Mortgage Association - 27.0%
5.000%, 7/1/2022	4,215,902	4,489,978
5.000%, 1/1/2037 (1)	6,712,177	7,051,585
5.000%, 6/1/2039 (1)	4,860,988	5,106,031
5.500%, 5/1/2037 (1)	11,372,361	12,112,895

5.500%, 7/1/2038 (1)	1,487,073	1,583,906
5.500%, 12/14/2039(5)	10,000,000	10,635,940
6.000%, 12/14/2039(5)	25,000,000	26,800,800
6.500%, 11/1/2037(1)	1,408,720	1,519,409

		69,300,544

Total U.S. Government Agency-Mortgage Securities (identified cost $68,743,573)		72,150,168

Short-Term Investments - 60.5%

Collateral Pool Investment for Securities on Loan - 28.9%
(See Note 2 of the Schedule of Investments)		74,336,056

Repurchase Agreement - 31.6%
Agreement with Morgan Stanley & Co., Inc., 0.140%, dated 11/30/2009, to be repurchased at $81,338,056 on 12/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 4/26/2017, with a market value of $84,008,095 (at amortized cost)	81,337,739	81,337,739

Total Short-Term Investments (identified cost $155,673,795)		155,673,795

Total Investments - 152.5% (identified cost $387,081,886)		392,231,562

Other Assets and Liabilities - (52.5)%		(135,081,215)

Total Net Assets - 100.0%		$257,150,347

Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 3.1%
Automobiles - 3.1%
Banc of America Securities Auto Trust, Class A4, (Series 2006-G1), 5.170%, 12/20/2010	$532,797	$534,033
DaimlerChrysler Auto Trust, Class A4, (Series 2006-B), 5.380%, 3/8/2011	915,924	926,398
Ford Credit Auto Owner Trust, Class A4, (Series 2006-A), 5.070%, 12/15/2010	492,260	494,900

Total Asset-Backed Securities (identified cost $1,950,825)		1,955,331

Commercial Mortgage Securities - 3.9%

Private Sponsor - 3.9%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (4)	500,000	491,329
CS First Boston Mortgage Securities Corp., Class A2, (Series 2005-C5), 5.100%, 8/15/2038 (4)	1,000,000	1,016,076
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	1,000,000	1,001,938

Total Commercial Mortgage Securities (identified cost $2,229,389)		2,509,343

Corporate Bonds & Notes - 47.4%

Aerospace/Defense - 0.8%
Embraer Overseas, Ltd., 6.375%, 1/15/2020	500,000	487,500

Agriculture - 2.6%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	329,628
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	583,746
Reynolds American, Inc., 7.750%, 6/1/2018	650,000	710,151

		1,623,525
Auto Manufacturers - 0.6%
Daimler Finance North America LLC, 8.000%, 6/15/2010	350,000	362,502

Banks - 1.3%
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	700,000	828,065

Biotechnology - 0.4%
Amgen, Inc., 6.400%, 2/1/2039	250,000	288,724

Chemicals - 1.0%
Dow Chemical Co., 9.400%, 5/15/2039	500,000	643,071

Diversified Financial Services - 4.7%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (6) (7)	400,000	409,430
Caterpillar Financial Services Corp., 1.033%, 6/24/2011 (4)	250,000	252,255
General Electric Capital Corp., 6.875%, 1/10/2039	500,000	526,009
Harley-Davidson Funding Corp., 5.000%, 12/15/2010 (6) (7)	500,000	513,570
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (6) (7)	600,000	605,688
Jefferies Group, Inc., 8.500%, 7/15/2019	350,000	385,698
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	268,587

		2,961,237
Electric - 1.3%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (6) (7)	250,000	241,430
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	289,765
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	291,184

		822,379
Environmental Control - 0.5%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	296,563

Forest Products & Paper - 0.5%
International Paper Co., 8.700%, 6/15/2038	250,000	295,323

Healthcare-Products - 1.7%
Boston Scientific Corp., 7.000%, 11/15/2035	250,000	248,750
Hospira, Inc., 6.400%, 5/15/2015	500,000	566,829
Medtronic, Inc., 6.500%, 3/15/2039	250,000	294,552

		1,110,131
Healthcare-Services - 2.1%
Humana, Inc., 8.150%, 6/15/2038	250,000	236,198
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	280,825
Roche Holdings, Inc., 7.000%, 3/1/2039 (6) (7)	300,000	378,796
UnitedHealth Group, Inc., 1.575%, 2/7/2011 (4)	450,000	451,897

		1,347,716
Home Furnishings - 1.3%
Whirlpool Corp., 8.600%, 5/1/2014	700,000	810,261

Insurance - 2.4%
Aflac, Inc., 8.500%, 5/15/2019	700,000	830,452
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	279,838
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	441,361

		1,551,651
Iron/Steel - 0.8%
ArcelorMittal, 7.000%, 10/15/2039	500,000	494,692

Lodging - 0.6%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	400,000	373,219

Media - 1.8%
CBS Corp., 8.875%, 5/15/2019	500,000	581,883
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	250,000	291,851
Viacom, Inc., 6.125%, 10/5/2017	250,000	275,250

		1,148,984
Mining - 2.7%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	350,000	421,273
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	400,000	510,724
Vale Overseas, Ltd., 5.625%, 9/15/2019	400,000	415,151
Vale Overseas, Ltd., 6.875%, 11/10/2039	375,000	389,490

		1,736,638
Miscellaneous Manufacturing - 1.6%
Tyco Electronics Group SA, 7.125%, 10/1/2037	500,000	521,719
Tyco International Finance SA, 4.125%, 10/15/2014	500,000	521,110

		1,042,829
Oil & Gas - 4.8%
Ecopetrol SA, 7.625%, 7/23/2019	500,000	566,900
Hess Corp., 8.125%, 2/15/2019	250,000	308,167
Nabors Industries, Inc., 9.250%, 1/15/2019	250,000	311,891
Nexen, Inc., 7.500%, 7/30/2039	650,000	733,511
Talisman Energy, Inc., 7.750%, 6/1/2019	700,000	839,639
Valero Energy Corp., 9.375%, 3/15/2019	250,000	302,347

		3,062,455
Oil & Gas Services - 1.0%
Halliburton Co., 7.450%, 9/15/2039	250,000	316,833
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	312,839

		629,672
Packaging & Containers - 1.6%
Ball Corp., 7.125%, 9/1/2016	150,000	154,500
Bemis Co., Inc., 6.800%, 8/1/2019	750,000	854,526

		1,009,026
Pharmaceuticals - 2.0%
Express Scripts, Inc., 6.250%, 6/15/2014	500,000	555,289

McKesson Corp., 7.500%, 2/15/2019	350,000	420,306
Pfizer, Inc., 7.200%, 3/15/2039	250,000	319,107

		1,294,702
Pipelines - 1.5%
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	305,232
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	250,000	308,739
TransCanada Pipelines, Ltd., 7.625%, 1/15/2039	250,000	319,038

		933,009
Retail - 2.4%
AutoZone, Inc., 5.750%, 1/15/2015	600,000	657,630
CVS Caremark Corp., 6.600%, 3/15/2019	250,000	280,876
Staples, Inc., 9.750%, 1/15/2014	250,000	302,617
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	301,506

		1,542,629
Semiconductors - 0.2%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	107,337

Sovereign - 1.3%
Korea Expressway Corp., 4.500%, 3/23/2015 (6) (7)	200,000	204,478
Qatar Govt International Bond, 6.400%, 1/20/2040 (6) (7)	600,000	615,000

		819,478
Telecommunications - 3.4%
British Telecommunications PLC, 5.950%, 1/15/2018	200,000	206,793
Cisco Systems, Inc., 5.500%, 1/15/2040	500,000	498,929
Rogers Communications, Inc., 8.000%, 12/15/2012	650,000	664,418
Telecom Italia Capital SA, 0.761%, 2/1/2011 (4)	250,000	248,235
TELUS Corp., 8.000%, 6/1/2011	250,000	273,918
Vodafone Group PLC, 0.639%, 6/15/2011 (4)	250,000	250,442

		2,142,735
Transportation - 0.5%
FedEx Corp., 8.000%, 1/15/2019	250,000	309,012

Total Corporate Bonds & Notes (identified cost $25,994,940)		30,075,065

U.S. Government & U.S. Government Agency Obligations - 26.4%

Federal Home Loan Mortgage Corporation - 2.4%
6.000%, 2/9/2022	1,500,000	1,514,087

Federal National Mortgage Association - 3.9%
6.000%, 7/2/2024	1,500,000	1,501,947
6.000%, 7/8/2024	1,000,000	1,004,143

		2,506,090
U.S. Treasury Bonds & Notes - 20.1%
2.000%, 4/15/2012	1,064,280	1,121,485
2.375%, 4/15/2011	1,632,090	1,693,803
3.500%, 1/15/2011	1,861,275	1,947,069
3.500%, 2/15/2018	1,500,000	1,558,008
3.875%, 5/15/2010	2,000,000	2,034,532
3.875%, 7/15/2010	2,000,000	2,046,408
4.250%, 1/15/2010	1,283,630	1,290,750
4.375%, 2/15/2038	500,000	514,375
4.500%, 2/15/2036	500,000	526,094

		12,732,524

Total U.S. Government & U.S. Government Agency Obligations (identified cost $16,723,175)		16,752,701

U.S. Government Agency-Mortgage Securities - 13.8%

Federal Home Loan Mortgage Corporation - 2.4%
5.000%, 2/1/2039	1,470,169	1,543,591

Federal National Mortgage Association - 3.1%
6.000%, 12/1/2038	834,339	895,595
6.500%, 10/1/2037	982,660	1,064,017

		1,959,612
Government National Mortgage Association - 8.3%
5.500%, 2/15/2039	1,632,067	1,740,653
6.000%, 10/15/2038	592,638	635,251
6.000%, 12/15/2038	1,606,360	1,721,863
6.000%, 1/15/2039	1,093,009	1,171,601

		5,269,368

Total U.S. Government Agency-Mortgage Securities (identified cost $8,501,472)		8,772,571

Short-Term Investments - 4.1%

Mutual Funds - 4.1%
Marshall Prime Money Market Fund, Class I (13)	2,593,085	2,593,085

Total Short-Term Investments (identified cost $2,593,085)		2,593,085

Total Investments - 98.7% (identified cost $57,992,886)		62,658,096
Other Assets and Liabilities - 1.3%		809,479

Total Net Assets - 100.0%		$63,467,575

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Principal Amount	Value
Corporate Bonds & Notes - 1.2%

Diversified Financial Services - 1.2%
General Electric Capital Corp., 0.334%, 7/8/2010 (4)	$10,000,000	$10,000,000

Total Corporate Bonds & Notes		10,000,000

Municipals - 4.7%

New York - 4.7%
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds, FNMA, 0.300%, 3/15/2033, Call Date 12/15/2009 (4)	40,000,000	40,000,000

Total Municipals		40,000,000

U.S. Government & U.S. Government Agency Obligations - 39.5%

Federal Home Loan Bank - 12.4%
0.119%, 11/19/2010 (4)	25,000,000	24,995,131
0.124%, 1/8/2010 (4)	20,000,000	19,999,577
0.124%, 1/11/2010 (4)	10,000,000	9,999,744
0.235%, 2/19/2010 (4)	25,000,000	24,985,223
0.500%, 10/28/2010	25,000,000	25,000,000

		104,979,675
Federal Home Loan Mortgage Corporation - 21.2%
0.084%, 8/10/2010 (4)	55,000,000	55,000,000
0.122%, 12/7/2009 (4)	50,000,000	49,999,546
0.135%, 2/9/2010 (4)	24,000,000	24,003,374
0.256%, 9/24/2010 (4)	50,000,000	49,991,885

		178,994,805
Federal National Mortgage Association - 5.9%
0.174%, 7/13/2010 (4)	50,000,000	49,988,451

Total U.S. Government & U.S. Government Agency Obligations		333,962,931

Repurchase Agreements - 54.6%
Agreement with Barclay’s Capital, Inc., 0.150%, dated 11/30/2009, to be repurchased at $100,000,417 on 12/01/2009, collateralized by a U.S. Government Treasury Bond with a maturity of 8/15/2025, with a market value of $102,000,114	100,000,000	100,000,000
Agreement with Cantor Fitzgerald, Inc., 1.000%, dated 11/30/2009, to be repurchased at $135,003,750 on 12/01/2009, collateralized by U.S. Government Agency Obligations with various maturities to 1/01/2049 with a market value of $137,700,001	135,000,000	135,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.170%, dated 11/30/2009 to be repurchased at $150,000,708 on 12/01/2009, collateralized by U.S. Government Agency Obligations with various maturities to 9/01/2039 with a market value of $153,000,000	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corporation, 0.020%, dated 11/30/2009, to be repurchased at $19,256,090 on 12/01/2009, collateralized by U.S. Government Obligations with various maturities to 8/06/2038, with a market value of $19,644,232	19,256,080	19,256,080
Agreement with Morgan Stanley & Co., Inc., 0.140%, dated 11/30/2009, to be repurchased at $22,000,086 on 12/01/2009, collateralized by U.S. Government Agency Obligations with various maturities to 2/21/2013, with a market value of $22,790,564	22,000,000	22,000,000
Agreement with Morgan Stanley & Co., Inc., Private Label CMO, 0.340%, dated 11/30/2009, to be repurchased at $35,000,331 on 12/01/2009, collateralized by Collateralized Mortgage Obligations with various maturities to 4/12/2049 with a market value of $37,886,425	35,000,000	35,000,000

Total Repurchase Agreements		461,256,080

Total Investments - 100.0% (at amortized cost)	845,219,011
Other Assets and Liabilities - 0.0%	(95,143)

Total Net Assets - 100.0%	$845,123,868

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.2%

Alabama - 3.5%
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.340%, 10/1/2032, Call Date 12/1/2009 (4)	$1,465,000	$1,465,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.340%, 10/1/2032, Call Date 12/1/2009 (4)	1,584,000	1,584,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.340%, 10/1/2032, Call Date 12/1/2009 (4)	3,200,000	3,200,000
JP Morgan Chase Putters/Drivers Trust, Higher Education, Revenue Bonds, 0.320%, 12/1/2029, Call Date 6/1/2016 (4) (6) (7)	4,845,000	4,845,000
Mobile Industrial Development Board, Pollution, Revenue Bonds, 1.400%, 7/16/2010 (4)	12,000,000	12,000,000
Mobile Industrial Development Board, Pollution, Revenue Bonds, 1.400%, 7/16/2010 (4)	10,000,000	10,000,000

		33,094,000

Arizona - 3.8%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 0.420%, 2/1/2042, Call Date 2/1/2013 (4)	8,000,000	8,000,000
Arizona Sports & Tourism Authority, General, Revenue Bonds, 0.400%, 7/1/2036, Call Date 12/1/2009 (4)	4,000,000	4,000,000
Greater Arizona Development Authority, Facilities, Revenue Bonds, 0.350%, 8/1/2015 (4)	2,680,000	2,680,000
Puttable Floating Option Tax-Exempt Receipts, Medical, Revenue Bonds, 1.320%, 2/1/2042, Call Date 2/1/2013 (4)	21,705,000	21,705,000

		36,385,000

California - 3.5%
California Municipal Finance Authority, Education, Revenue Bonds, 0.470%, 8/1/2037, Call Date 12/1/2009 (4)	9,070,000	9,070,000
Fontana Unified School District, School District, GO UT, 0.570%, 2/1/2016 (4)	3,765,000	3,765,000
State of California, General Obligation, GO UT, 0.350%, 3/1/2035, Call Date 3/1/2016 (4)	12,250,000	12,250,000
State of California, General Obligation, GO UT, 0.570%, 2/1/2015 (4)	4,995,000	4,995,000
Sweetwater Union High School District, School District, GO UT, 0.570%, 8/1/2013 (4)	3,620,000	3,620,000

		33,700,000

Colorado - 1.2%
Colorado Health Facilities Authority, Medical, Revenue Bonds, 0.400%, 11/15/2034, Call Date 12/1/2009 (4)	4,800,000	4,800,000
County of Pueblo, Medical, Revenue Bonds, 0.500%, 11/1/2028, Call Date 2/1/2010 (4)	1,500,000	1,500,000
Denver City & County, Development, Revenue Bonds, 0.280%, 7/1/2029, Call Date 12/2/2009 (4)	1,700,000	1,700,000
JPMorgan Chase Putters/Drivers Trust, Single Family Housing, Revenue Bonds, 0.370%, 11/1/2016 (4) (6) (7)	3,250,000	3,250,000

		11,250,000

Connecticut - 0.4%
Connecticut State Health & Educational Facility Authority, Medical, Revenue Bonds, Assured Guaranty Corp., 0.570%, 1/1/2016 (4)	3,575,000	3,575,000

Delaware - 0.2%
Delaware State Economic Development Authority, Education, Revenue Bonds, 0.290%, 5/1/2020, Call Date 12/1/2009 (4)	2,085,000	2,085,000

District of Columbia - 0.7%
District of Columbia, Education, Revenue Bonds, 0.390%, 10/1/2023, Call Date 12/1/2009 (4)	4,225,000	4,225,000
District of Columbia, General, Revenue Bonds, 0.390%, 3/1/2026, Call Date 12/1/2009 (4)	2,170,000	2,170,000

		6,395,000

Florida - 11.4%
Brevard County Health Facilities Authority, Medical, Revenue Bonds, 0.400%, 1/1/2034, Call Date 12/1/2009 (4)	5,900,000	5,900,000
Broward County School Board, General, Certificate of Participation, 0.570%, 1/1/2016 (4)	4,995,000	4,995,000

Citizens Property Insurance Corp., General, Revenue Notes, 4.500%, 6/1/2010	35,000,000	35,148,729
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2009 (4)	16,900,000	16,900,000
City of Gulf Breeze, General, Revenue Bonds, 5.000%, 12/1/2010, Call Date 6/1/2010 (4) (5)	16,900,000	16,900,000
County of Alachua, General, Revenue Bonds, 0.390%, 6/1/2025, Call Date 12/1/2009 (4)	2,965,000	2,965,000
County of Brevard, Education, Revenue Bonds, 0.390%, 10/1/2019, Call Date 12/1/2009 (4)	2,530,000	2,530,000
County of Escambia, Pollution, Revenue Bonds, 1.750%, 4/21/2010 (4)	16,000,000	16,000,000
JPMorgan Chase Putters/Drivers Trust, Water, Revenue Bonds, 0.570%, 11/1/2015 (4) (6) (7)	3,700,000	3,700,000
Orange County Industrial Development Authority, Education, Revenue Bonds, 0.390%, 10/1/2023, Call Date 12/1/2009 (4)	3,165,000	3,165,000

		108,203,729
Georgia - 4.3%
Albany-Dougherty County Hospital Authority, Medical, Revenue Bonds, 0.260%, 9/1/2032, Call Date 12/1/2009 (4)	13,165,000	13,165,000
De Kalb Private Hospital Authority, Medical, Revenue Bonds, 0.480%, 12/2/2009 (4)	10,000,000	10,000,000
Marietta Housing Authority, Multi-Family Housing, Revenue Bonds, 0.290%, 7/1/2024, Call Date 12/1/2009 (4)	12,185,000	12,185,000
Rome-Floyd County Development Authority, Facilities, Revenue Bonds, 0.370%, 11/1/2011 (4)	3,500,000	3,500,000
Savannah Economic Development Authority, Medical, Revenue Bonds, 0.450%, 3/1/2018, Call Date 12/1/2009 (4)	2,045,000	2,045,000

		40,895,000
Hawaii - 0.2%
Hawaii State Department of Budget & Finance, Medical, Revenue Bonds, 0.360%, 5/1/2019, Call Date 12/1/2009 (4)	2,205,000	2,205,000

Illinois - 6.7%
Austin Trust Various States, Medical, Revenue Bonds, 0.320%, 8/15/2047, Call Date 8/15/2018 (4)	3,445,000	3,445,000
City of Chicago, Airport, Revenue Bonds, 0.410%, 1/1/2014 (4)	9,805,000	9,805,000
Illinois Finance Authority, Education, Revenue Bonds, 0.300%, 4/1/2037, Call Date 12/1/2009 (4)	8,435,000	8,435,000
Illinois Finance Authority, Medical, Revenue Bonds, 0.600%, 5/1/2038, Call Date 12/1/2009 (4)	6,200,000	6,200,000
Illinois Health Facilities Authority, Medical, Revenue Bonds, 0.350%, 7/1/2029, Call Date 7/1/2012 (4)	5,850,000	5,850,000
Phoenix Realty Special Account-U LP, Multi-Family Housing, Revenue Bonds, 0.420%, 4/1/2020, Call Date 12/1/2009 (4)	4,075,000	4,075,000
Term Tender Custodial Receipts, Medical, Revenue Bonds, 1.300%, 3/26/2010 (6)	20,050,000	20,056,325
Upper Illinois River Valley Development Authority, Development, Revenue Bonds, 0.440%, 8/1/2033, Call Date 12/1/2009 (4)	6,335,000	6,335,000

		64,201,325
Indiana - 2.1%
City of South Bend, Development, Revenue Bonds, 0.290%, 4/1/2033, Call Date 12/3/2009 (4)	7,250,000	7,250,000
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Education, Revenue Bonds, 0.300%, 4/1/2021, Call Date 12/1/2009 (4)	5,070,000	5,070,000
Indiana Finance Authority, Education, Revenue Bonds, 0.440%, 6/1/2038, Call Date 12/1/2009 (4)	7,450,000	7,450,000

		19,770,000
Iowa - 4.2%
Iowa Finance Authority, Development, Revenue Bonds, 0.360%, 6/1/2036, Call Date 12/1/2009 (4)	21,000,000	21,000,000
Iowa Finance Authority, Development, Revenue Bonds, 0.360%, 9/1/2036, Call Date 12/1/2009 (4)	19,000,000	19,000,000

		40,000,000
Kansas - 1.7%
City of Burlington, Pollution, Revenue Bonds, 1.400%, 1/15/2010	3,400,000	3,400,000
City of Burlington, Pollution, Revenue Bonds, 1.400%, 1/15/2010	9,200,000	9,200,000
City of Burlington, Pollution, Revenue Bonds, 1.500%, 12/3/2009	3,900,000	3,900,000

		16,500,000
Kentucky - 0.3%
Hancock County, 0.370%, 7/1/2011 (4)	1,000,000	1,000,000
Hancock County, 0.370%, 7/1/2012 (4)	1,685,000	1,685,000

		2,685,000

Louisiana - 3.0%
Lafayette Parish Industrial Development Board, Development, Revenue Bonds, 0.800%, 12/15/2014, Call Date 12/1/2009 (4)	1,510,000	1,510,000
Louisiana Public Facilities Authority, Medical, Revenue Bonds, 0.570%, 1/1/2022 (4)	1,665,000	1,665,000
Parish of St. James, Development, Revenue Bonds, 0.300%, 11/1/2039 (4)	25,000,000	25,000,000

		28,175,000
Maryland - 1.6%
County of Washington, Nursing Homes, Revenue Bonds, 0.330%, 11/1/2032, Call Date 12/1/2009 (4)	11,570,000	11,570,000
Maryland Health & Higher Educational Facilities Authority, Nursing Homes, Revenue Bonds, 0.320%, 1/1/2037, Call Date 12/1/2009 (4)	3,700,000	3,700,000

		15,270,000
Massachusetts - 1.0%
BB&T Municipal Trust, General, 0.430%, 10/1/2028 (4) (6) (7)	10,000,000	10,000,000

Michigan - 2.4%
Charter Township of Holland, General, Revenue Bonds, 0.490%, 10/1/2028, Call Date 12/1/2009 (4)	3,865,000	3,865,000
Michigan Higher Education Facilities Authority, Higher Education, Revenue Bonds, 0.500%, 3/1/2031, Call Date 1/4/2010 (4)	13,470,000	13,470,000
Michigan Strategic Fund, Nursing Homes, Revenue Bonds, 0.340%, 2/1/2032, Call Date 12/1/2009 (4)	5,685,000	5,685,000

		23,020,000
Minnesota - 3.7%
City of Bloomington, Development, Revenue Bonds, 0.270%, 12/1/2015 (4)	3,310,000	3,310,000
City of Bloomington, Development, Revenue Bonds, 0.270%, 12/1/2015, Call Date 12/1/2009 (4)	3,405,000	3,405,000
City of Mendota Heights, Education, Revenue Bonds, 0.440%, 11/1/2024, Call Date 12/1/2009 (4)	3,705,000	3,705,000
Minnesota Higher Education Facilities Authority, Higher Education, Revenue Bonds, 0.340%, 10/1/2032, Call Date 12/1/2009 (4)	17,860,000	17,860,000
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, 1.070%, 1/1/2030 (4)	6,910,000	6,910,000

		35,190,000
Mississippi - 0.5%
Mississippi Hospital Equipment & Facilities Authority, Medical, Revenue Bonds, 0.380%, 1/11/2010 (4)	4,340,000	4,340,000

Montana - 0.4%
Montana Board of Investment, General, Revenue Bonds, 0.270%, 9/1/2010 (4)	3,925,000	3,925,000

Nebraska - 0.1%
Nebraska Investment Finance Authority, Multi-Family Housing, Revenue Bonds, 0.520%, 9/1/2031, Call Date 12/1/2009 (4)	600,000	600,000

Nevada - 1.1%
Las Vegas Valley Water District, General Obligation, GO, 0.300%, 6/1/2011 (4)	5,280,000	5,280,000
Nevada Housing Division, Single Family Housing, Revenue Bonds, 0.300%, 4/1/2039, Call Date 12/1/2009 (4)	5,000,000	5,000,000

		10,280,000
New Hampshire - 0.9%
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, 0.570%, 8/1/2011 (4)	8,690,000	8,690,000

New Jersey - 2.2%
JP Morgan Chase Putters/Drivers Trust, Transportation, Revenue Bonds, 0.570%, 12/15/2013 (4) (6) (7)	2,775,000	2,775,000
New Jersey Economic Development Authority, Transportation, Revenue Bonds, 0.300%, 12/1/2027, Call Date 12/1/2009 (4)	15,000,000	15,000,000
New Jersey State Turnpike Authority, Transportation, Revenue Bonds, 0.310%, 1/1/2018, Call Date 12/1/2009 (4)	2,910,000	2,910,000

		20,685,000
New York - 3.0%
New York City Industrial Development Agency, General, Revenue Bonds, 0.320%, 3/1/2030, Call Date 12/1/2009 (4)	4,600,000	4,600,000
New York State Dormitory Authority, Higher Education, Revenue Bonds, 0.400%, 9/1/2036, Call Date 12/1/2009 (4)	10,050,000	10,050,000
New York State Thruway Authority, Transportation, Revenue Bonds, 0.300%, 1/1/2014 (4)	4,995,000	4,995,000

Onondaga County Industrial Development Agency, Development, Revenue Bonds, 0.320%, 12/1/2021, Call Date 3/4/2010 (4)	4,650,000	4,650,000
Suffolk County Industrial Development Agency, Development, Revenue Bonds, 0.700%, 4/1/2018, Call Date 12/2/2009 (4)	3,785,000	3,785,000

		28,080,000
Ohio - 8.6%
City of Brunswick, General Obligation, GO, 1.650%, 11/17/2010	3,000,000	3,014,233
County of Erie, General Obligation, Revenue Bonds, 0.970%, 8/15/2046, Call Date 1/4/2010 (4)	11,000,000	11,000,000
County of Lawrence, Development, Revenue Bonds, 0.370%, 11/1/2011 (4)	3,250,000	3,250,000
Montgomery County Transportation Improvement District, Transportation, GO, 2.375%, 8/1/2010, Call Date 2/1/2010	9,500,000	9,521,924
Ohio State Higher Educational Facility Commission, Medical, Revenue Bonds, 0.350%, 1/15/2046, Call Date 1/15/2017 (4)	11,250,000	11,250,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.890%, 10/1/2030 (4)	24,975,000	24,975,000
Puttable Floating Option Tax-Exempt Receipts, Higher Education, Revenue Bonds, 1.470%, 6/1/2037 (4)	11,065,000	11,065,000
University of Cincinnati, Higher Education, Revenue Bonds, 2.000%, 6/1/2010	1,350,000	1,355,346
University of Cincinnati, Higher Education, Revenue Notes, 2.000%, 7/21/2010	6,350,000	6,381,885

		81,813,388
Oklahoma - 0.4%
Oklahoma Industries Authority, Education, Revenue Bonds, 0.800%, 8/1/2018, Call Date 12/1/2009 (4)	1,355,000	1,355,000
Tulsa Industrial Authority, General, Revenue Bonds, 0.440%, 11/1/2026, Call Date 12/1/2009 (4)	2,905,000	2,905,000

		4,260,000
Pennsylvania - 2.0%
Allegheny County Industrial Development Authority, Development, Revenue Bonds, 0.370%, 7/1/2010 (4)	3,100,000	3,100,000
Crawford Central School District, School District, GO, 2.500%, 2/15/2010	2,260,000	2,263,354
JP Morgan Chase Putters/Drivers Trust, General Obligation, Revenue Bonds, 0.570%, 6/1/2015 (4) (6) (7)	4,800,000	4,800,000
Pennsylvania State Public School Building Authority, General Obligation, Revenue Bonds, 0.300%, 12/1/2014 (4)	2,970,000	2,970,000
Reading School District, School District, GO UT, 0.570%, 1/15/2014 (4)	6,260,000	6,260,000

		19,393,354
Puerto Rico - 2.4%
Puerto Rico Housing Finance Authority, Multi-Family Housing, Revenue Bonds, 0.300%, 6/1/2012 (4)	9,050,000	9,050,000
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, Development, Revenue Bonds, 2.000%, 3/1/2013 (4)	7,605,000	7,605,000
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, Pollution, Revenue Bonds, 2.000%, 3/1/2023, Call Date 3/1/2010 (4)	5,770,000	5,770,000

		22,425,000
Rhode Island - 2.6%
Rhode Island Health & Educational Building Corp., Higher Education, Revenue Bonds, 0.500%, 11/1/2036, Call Date 12/1/2009 (4)	5,355,000	5,355,000
Rhode Island Health & Educational Building Corp., Higher Education, Revenue Bonds, 0.550%, 3/1/2034, Call Date 12/1/2009 (4)	8,555,000	8,555,000
Rhode Island Health & Educational Building Corp., Medical, Revenue Bonds, 0.850%, 6/1/2035, Call Date 12/1/2009 (4)	10,700,000	10,700,000

		24,610,000
South Carolina - 0.7%
JPMorgan Chase Putters/Drivers Trust, School District, GO UT, 0.320%, 1/15/2010 (4) (6) (7)	4,985,000	4,985,000
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, 0.350%, 4/1/2012 (4)	2,095,000	2,095,000

		7,080,000
South Dakota - 1.5%
South Dakota Housing Development Authority, Housing, Revenue Bonds, 0.350%, 11/1/2048, Call Date 12/1/2009 (4)	6,650,000	6,650,000
South Dakota Housing Development Authority, Multi-Family Housing, Revenue Bonds, 0.360%, 5/1/2048, Call Date 12/1/2009 (4)	7,320,000	7,320,000

		13,970,000

Tennessee - 3.4%
Knox County Health Educational & Housing Facilities Board, Medical, Revenue Bonds, 0.260%, 1/1/2046, Call Date 12/1/2009 (4)	9,800,000	9,800,000
Rutherford County Industrial Development Board, Development, Revenue Bonds, 0.370%, 7/1/2010 (4)	1,000,000	1,000,000
SCA Tax Exempt Trust, Multi-Family Housing, Revenue Bonds, 1.070%, 1/1/2030, Call Date 12/14/2009 (4)	3,500,000	3,500,000
Sevier County Public Building Authority, Facilities, Revenue Bonds, 0.360%, 6/1/2017, Call Date 12/2/2009 (4)	9,160,000	9,160,000
Sevier County Public Building Authority, Medical, Revenue Bonds, 0.360%, 6/1/2030, Call Date 12/2/2009 (4)	9,375,000	9,375,000

		32,835,000
Texas - 3.2%
Ames Higher Education Facilities Corp., Education, Revenue Bonds, 0.340%, 12/1/2033, Call Date 12/1/2009 (4)	4,495,000	4,495,000
Atascosa County Industrial Development Corp., Power, Revenue Bonds, 1.000%, 6/30/2020, Call Date 12/1/2009 (4)	11,000,000	11,000,000
Crawford Education Facilities Corp., Education, Revenue Bonds, 0.440%, 5/1/2038, Call Date 12/3/2009 (4)	7,165,000	7,165,000
Dallam County Industrial Development Corp., Pollution, Revenue Bonds, 0.740%, 5/1/2039, Call Date 12/1/2009 (4)	2,800,000	2,800,000
Harris County Health Facilities Development Corp., Medical, Revenue Bonds, 0.220%, 1/1/2023 (4) (6) (7)	5,000,000	5,000,000

		30,460,000
Utah - 0.6%
Utah Associated Municipal Power Systems, Power, Revenue Bonds, 0.570%, 4/1/2012 (4)	5,360,000	5,360,000
Virginia - 1.3%
Caroline County Industrial Development Authority, Utilities, Revenue Bonds, 0.320%, 12/1/2037, Call Date 12/3/2009 (4)	11,120,000	11,120,000
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 0.390%, 9/1/2019, Call Date 12/1/2009 (4)	1,305,000	1,305,000

		12,425,000
Washington - 0.7%
Washington State Housing Finance Commission, Nursing Homes, Revenue Bonds, 0.340%, 9/1/2033, Call Date 12/1/2009 (4)	6,800,000	6,800,000
Wisconsin - 7.7%
Ashland School District, School District, Revenue Notes, 1.500%, 8/27/2010	4,300,000	4,306,585
D C Everest Area School District, School District, Revenue Notes, 2.000%, 9/24/2010	3,500,000	3,506,990
Edgerton School District, School District, Revenue Notes, 1.250%, 10/21/2010	3,820,000	3,821,003
Green Bay Housing Authority, Nursing Homes, Revenue Bonds, 0.370%, 1/1/2035, Call Date 12/3/2009 (4)	3,855,000	3,855,000
Hales Corners Community Development Authority, Development, Revenue Bonds, 0.320%, 8/1/2037, Call Date 12/1/2009 (4)	3,700,000	3,700,000
Hartford Union High School District, School District, Revenue Notes, 1.280%, 10/29/2010	2,600,000	2,601,398
Mequon & Thiensville School District, Education, Revenue Notes, 1.250%, 1/20/2010	4,000,000	4,001,894
Milwaukee Redevelopment Authority, Higher Education, Revenue Bonds, 0.270%, 9/1/2040, Call Date 12/1/2009 (4)	6,375,000	6,375,000
Pulaski Community School District, Education, Revenue Notes, 1.500%, 9/14/2010	4,100,000	4,103,155
Rice Lake Area School District, Education, Revenue Notes, 1.500%, 11/1/2010	2,995,000	3,000,669
Sun Prairie Area School District, School District, Revenue Notes, 1.250%, 10/18/2010	6,800,000	6,801,739
Waukesha Housing Authority, Multi-Family Housing, Revenue Bonds, 0.390%, 2/1/2026, Call Date 12/1/2009 (4)	5,520,000	5,520,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.340%, 8/15/2034, Call Date 8/15/2016 (4)	3,250,000	3,250,000
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 0.800%, 5/1/2026, Call Date 12/1/2009 (4)	120,000	120,000
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Revenue Bonds, 0.500%, 5/1/2037, Call Date 12/1/2009 (4)	4,835,000	4,835,000
Wisconsin Municipalities Private School Finance Commission, Medical, Revenue Bonds, 0.470%, 10/1/2045, Call Date 12/1/2009 (4)	3,085,000	3,085,000
Wisconsin Rapids School District, School District, Revenue Notes, 1.500%, 9/21/2010	8,000,000	8,014,611
Wrightstown Community School District, Education, Revenue Notes, 1.500%, 9/30/2010	2,300,000	2,303,192

		73,201,236

Total Municipals		943,832,032

Mutual Funds - 2.4%
Federated Tax-Free Obligations Fund, Class I	22,616,016	22,616,016

Total Mutual Funds		22,616,016

Total Investments - 101.6% (at amortized cost)		966,448,048
Other Assets and Liabilities - (1.6)%		(14,993,778)

Total Net Assets - 100.0%		$951,454,270

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2009

(Unaudited)

Description	Principal Amount	Value
Certificate of Deposit - 2.1%

Banks - 2.1%
UBS AG Stamford, 0.600%, 4/26/2010	$100,000,000	$100,000,000

Total Certificate of Deposits		100,000,000

Commercial Paper - 51.7%

Asset-Backed Securities - 21.6%
Atlantis One Funding, 0.250%, 12/9/2009 (6) (7) (11)	50,000,000	49,997,222
Citibank Credit Card Issuance Trust, 0.420%, 1/5/2010 (6) (7) (11)	150,000,000	149,938,750
Citibank Omni Master Trust, 0.550%, 12/16/2009 (6) (7) (11)	150,000,000	149,965,625
Clipper Receivables Co., LLC, 0.330%, 1/19/2010 (6) (7) (11)	150,000,000	149,932,625
Concord Minutemen Capital Co., LLC, 0.700%, 1/11/2010 (6) (7) (11)	100,000,000	99,920,277
Crown Point Capital Co., LLC, 0.700%, 1/7/2010 (6) (7) (11)	100,000,000	99,928,055
Fairway Finance Corp., 0.240%, 1/22/2010 (6) (7) (11)	45,790,000	45,774,126
Fairway Finance Corp., 0.250%, 2/2/2010 (6) (7) (11)	44,280,000	44,260,628
Fairway Finance Corp., 0.270%, 1/6/2010 (6) (7) (11)	25,099,000	25,092,223
GovCo LLC, 0.310%, 3/10/2010 (6) (7) (11)	36,090,000	36,059,233
GovCo LLC, 0.610%, 12/22/2009 (6) (7) (11)	50,000,000	49,982,208
GovCo LLC, 0.610%, 12/23/2009 (6) (7) (11)	25,000,000	24,990,681
Lexington Parker Cap. Co., LLC, 0.650%, 2/5/2010 (6) (7) (11)	100,000,000	99,880,834

		1,025,722,487
Automobiles - 4.5%
American Honda Finance Corp., 0.350%, 12/22/2009 (11)	35,000,000	34,992,854
American Honda Finance Corp., 0.400%, 12/2/2009 (11)	30,000,000	29,999,667
Ford Credit Auto Receivables Trust, 0.900%, 1/25/2010 (11)	75,000,000	74,896,875
Ford Credit Auto Receivables Trust, 1.000%, 1/12/2010 (11)	75,000,000	74,912,500

		214,801,896
Foreign Banks - 11.0%
Natexis Banques Populaires U.S. Finance Co., 0.330%, 2/2/2010 (11)	150,000,000	149,913,375
Skandinaviska Enskilda Banken AB, 0.680%, 12/21/2009 (6) (7) (11)	100,000,000	99,962,222
Skandinaviska Enskilda Banken AB, 0.740%, 12/14/2009 (6) (7) (11)	50,000,000	49,986,639
Societe Generale North America, Inc., 0.240%, 12/28/2009 (11)	22,000,000	21,996,040
UBS Finance (Delaware) LLC, 0.710%, 12/1/2009 (11)	50,000,000	50,000,000
Unicredito Italiano Bank (Ireland), 0.420%, 1/19/2010 (6) (7) (11)	100,000,000	99,942,834
Unicredito Italiano Bank (Ireland), 0.500%, 12/1/2009 (6) (7) (11)	50,000,000	50,000,000

		521,801,110
Insurance - 12.6%
Irish Life & Permanent Treasury PLC, 0.700%, 12/30/2009 (6) (7) (11)	50,000,000	49,971,805
Irish Life & Permanent Treasury PLC, 0.700%, 1/13/2010 (6) (7) (11)	100,000,000	99,916,389
Prudential Funding LLC, 1.000%, 1/28/2010 (11)	150,000,000	149,758,334
Prudential PLC, 0.290%, 3/24/2010 (6) (7) (11)	25,000,000	24,977,243
Prudential PLC, 0.520%, 1/4/2010 (6) (7) (11)	45,000,000	44,977,900
Prudential PLC, 0.580%, 4/27/2010 (6) (7) (11)	80,000,000	79,810,533
Swiss RE Treasury U.S. Corp., 0.360%, 2/25/2010 (6) (7) (11)	50,000,000	49,957,000
Swiss RE Treasury U.S. Corp., 0.580%, 4/6/2010 (6) (7) (11)	100,000,000	99,797,000

		599,166,204
Telecommunication Services - 2.0%
Verizon Communications, 0.430%, 1/21/2010 (6) (7) (11)	95,000,000	94,943,404

Total Commercial Paper		2,456,435,101

Municipals - 7.0%

California - 0.7%
Southern California Public Power Authority, Power, Revenue Bonds, 0.220%, 7/1/2017, Call Date 12/1/2009 (4)	32,600,000	32,600,000

Florida - 0.5%
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 0.230%, 11/15/2024, Call Date 12/1/2009 (4)	23,115,000	23,115,000

Maryland - 0.9%
Maryland Health & Higher Educational Facilities Authority, Medical, Revenue Bonds, RADIAN, 0.400%, 7/1/2036 (4)	41,250,000	41,250,000

New York - 3.1%
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds, FNMA, 0.300%, 5/15/2034, Call Date 12/15/2009 (4)	44,500,000	44,500,000
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds, FNMA, 0.300%, 6/15/2034, Call Date 12/2/2009 (4)	49,000,000	49,000,000
New York State Housing Finance Agency, Multi-Family Housing, Revenue Bonds, FNMA, 0.300%, 11/15/2038, Call Date 12/2/2009 (4)	56,100,000	56,100,000

		149,600,000

Texas - 1.4%
Harris County Health Facilities Development Corp., Higher Education, Revenue Bonds, 0.220%, 11/15/2047, Call Date 12/1/2009 (4)	64,070,000	64,070,000

Wisconsin - 0.4%
Wisconsin Housing & Economic Development Authority, Housing, Revenue Bonds, GO, 0.250%, 3/1/2036, Call Date 12/1/2009 (4)	20,165,000	20,165,000

Total Municipals		330,800,000

Notes-Variable - 16.6%

Banks - 4.7%
Calyon New York, 0.468%, 9/1/2010 (4)	75,000,000	75,000,000
Dexia Credit Local NY, 0.534%, 4/18/2011 (4)	150,000,000	150,000,000

		225,000,000
Broker/Dealers - 1.0%
Goldman Sachs Group, Inc., 0.443%, 12/17/2009 (4)	50,000,000	50,000,000

Consumer Staples - 1.3%
Procter & Gamble Co., 0.525%, 2/8/2010 (4)	60,000,000	60,000,000

Diverisifed Financial Services - 0.8%
General Electric Capital Corp., 0.334%, 7/8/2010 (4)	40,000,000	40,000,000

Foreign Banks - 5.3%
Danske Corp., 0.934%, 1/8/2010 (4) (6) (7)	50,000,000	50,000,000
Rabobank Nederland NV, 0.273%, 9/16/2010 (4) (6) (7)	50,000,000	50,000,000
Svenska Handelsbanken AB, 0.187%, 7/1/2011 (4) (6) (7)	150,000,000	150,000,000

		250,000,000

Insurance - 3.5%
Metropolitan Life Insurance Co., 1.461%, 6/1/2010 (4) (10)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 2.031%, 2/1/2010 (4) (10)	50,000,000	50,000,000
Roche Holdings, Inc., 1.262%, 2/25/2010 (4) (6) (7)	50,000,000	50,000,000

		165,000,000

Total Notes-Variable		790,000,000

Repurchase Agreements - 19.4%
Agreement with Deutsche Bank Alex Brown, Inc., 0.160%, dated 11/30/2009, to be repurchased at $250,001,111 on 12/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2024, with a market value of $255,000,260	250,000,000	250,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.200%, dated 11/30/2009, to be repurchased at $175,000,972 on 12/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2024, with a market value of $178,500,182	175,000,000	175,000,000

Agreement with Deutsche Bank Alex Brown, Inc., 0.290%, dated 11/30/2009, to be repurchased at $100,000,806 on 12/1/2009, collateralized by Corporate Bonds with various maturities to 12/15/2099, with a market value of $104,000,000	100,000,000	100,000,000
Agreement with Fixed Income Clearing Corporation, 0.020%, dated 11/30/2009, to be repurchased at $76,231,310 on 12/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 5/20/2010, with a market value of $77,757,601	76,231,267	76,231,267
Agreement with Morgan Stanley & Co., Inc., 0.140%, dated 11/30/2009, to be repurchased at $91,000,354 on 12/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 5/6/2011, with a market value of $92,870,856	91,000,000	91,000,000
Agreement with Morgan Stanley & Co., Inc., 0.265%, dated 11/30/2009, to be repurchased at $80,000,589 on 12/1/2009, collateralized by Corporate Bonds with various maturities 6/29/2099, with a market value of $83,888,749	80,000,000	80,000,000
Agreement with Morgan Stanley & Co., Inc., Private Label CMO, 0.340%, dated 11/30/2009, to be repurchased at $150,001,417 on 12/1/2009, collateralized by Collateralized Mortgage Obligations with various maturities to 11/12/2049 with a market value of $160,797,192	150,000,000	150,000,000

Total Repurchase Agreements		922,231,267

Trust Demand Notes - 3.0%

Broker/Dealers - 3.0%
JPMorgan Securities, Inc., 0.390%, 12/1/2009 (4)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

Total Investments - 99.8% (at amortized cost)		4,742,466,368
Other Assets and Liabilities - 0.2%		10,233,211

Total Net Assets - 100.0%		$4,752,699,579

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2009.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2009.

(5)	Purchased on a when-issued or delayed delivery basis.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At November 30, 2009, these securities amounted to:

Fund	Amount	% of Total Net Assets
Emerging Markets Equity Fund	$1,272,025	2.25%
Ultra Short-Tax Free Fund	500,000	0.89
Short-Term Income Fund	8,672,110	8.27
Short-Intermediate Bond Fund	22,210,786	12.23
Government Income Fund	10,531,270	2.41
Corporate Income Fund	2,566,833	9.77
Aggregate Bond Fund	34,885,867	13.57
Core Plus Bond Fund	2,968,392	4.68
Tax-Free Money Market Fund	59,411,325	6.24
Prime Money Market Fund	2,169,965,456	45.66

(7)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of Marshall Funds, Inc.

(8)	Please refer to the Statement of Additional Information for an explanation of the credit ratings. Credit ratings contained in the Schedule of Investments are unaudited.

(9)	Securities that are subject to alternative minimum tax represent 7.40% of the Intermediate Tax-Free Fund's portfolio as calculated based upon total portfolio market value.

(10)	Securities have redemption features that may delay redemption beyond seven days.

(11)	Each issue shows the rate of the discount at the time of purchase.

(12)	Issue is in default or bankruptcy.

(13)	Denotes an investment in an affiliated entity. An affiliated entity is an entity in which the Fund has ownership of at least 5% of the voting securities, and any investment in a Marshall Fund. Transactions during the period with entities which are affiliates as of November 30, 2009 are as follows:

Fund/Security	Value Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value End of Period
Small-Cap Growth Fund China Direct Industries, Inc.	$2,358,015	$252,474	$—	$—	$2,119,194
Ultra Short Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I	—	36,277,899	21,564,913	5,303	14,712,986
Intermediate Tax-Free Fund Marshall Tax-Free Money Market Fund, Class I	10,378,049	29,000,909	24,263,495	13,894	15,115,463
Corporate Income Fund Marshall Prime Money Market Fund, Class I	487,879	5,316,182	5,398,405	1,727	405,656
Core Plus Bond Fund Marshall Prime Money Market Fund, Class I	1,599,638	11,103,562	10,110,115	3,882	2,593,085

The following acronyms are used throughout this report:

ACA	— American Capital Access Corporation
ADED	— Arkansas Department of Economic Development
ADR	— American Depository Receipt
AGC	— Assured Guaranty Corporation
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corporation

BMA	— Bond Market Association
CFC	— National Rural Utilities Cooperative Finance Corporation
CIFG	— CDC IXIS Financial Guaranty
COLL	— Collateralized
FGIC	— Financial Guaranty Insurance Corporation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRN	— Floating Rate Note
FSA	— Financial Security Assurance Corporation
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— Government Obligation
HFDC	— Health Facility Development Corporation
HUD	— Department of Housing and Urban Development
IDC	— Industrial Development Corporation
IMI	— Investors Mortgage Insurance Company
INS	— Insured
LIQ	— Liquidity Agreement
LLC	— Limited Liability Corporation
LOC	— Letter of Credit
LP	— Limited Partnership
LT	— Limited Tax
MBIA	— Municipal Bond Insurance Association
MHF	— Maryland Housing Fund
MTN	— Medium Term Note
NATL-RE	— National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	— Pollution Control Authority
PLC	— Public Limited Company
PSF	— Permanent School Fund Guaranteed
PUFG	— Permanent University Fund Guarantee
RADIAN	— Radian Asset Assurance
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit
TCRs	— Transferable Custody Receipts
TRANs	— Tax and Revenue Anticipation Notes
UT	— Unlimited Tax
VRNs	— Variable Rate Notes
XLCA	— XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at November 30, 2009 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$220,724,068	$29,877,623	$(6,246,340)	$23,631,283
Large-Cap Growth Fund	202,793,027	25,528,705	(4,258,434)	21,270,271
Mid-Cap Value Fund	291,183,818	39,644,100	(21,332,432)	18,311,668
Mid-Cap Growth Fund	267,870,391	31,204,227	(4,611,000)	26,593,227
Small-Cap Growth Fund	349,159,493	40,495,114	(12,589,141)	27,905,973
International Stock Fund	89,668,556	12,816,997	(4,683,638)	8,133,359
Emerging Markets Equity Fund	40,254,086	16,419,066	(630,769)	15,788,297
Ultra Short Tax-Free Fund	61,627,166	78,786	(26,334)	52,452
Short-Term Income Fund	112,632,781	2,050,107	(5,117,847)	(3,067,740)
Short-Intermediate Bond Fund	273,920,052	4,899,728	(10,375,798)	(5,476,070)
Intermediate Tax-Free Fund	171,462,541	6,618,656	(283,980)	6,334,676

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Government Income Fund	682,468,069		20,200,440	(10,958,554)	9,241,886
Corporate Income Fund	22,690,696		3,085,661	(18,925)	3,066,736
Aggregate Bond Fund	387,081,886		9,574,823	(4,425,147)	5,149,676
Core Plus Bond Fund	57,992,886		4,759,155	(93,945)	4,665,210
Government Money Market Fund	845,219,011	*	—	—	—
Tax-Free Money Market Fund	966,448,048	*	—	—	—
Prime Money Market Fund	4,742,466,368	*	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in "Investment Valuations" in Note 1 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral received from the borrower. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of November 30, 2009 (1):

Description	Value
Blackrock Liquidity TempCash Money Market Fund	$22,841,038
Concord Minutemen CA, 0.550%, 1/14/2010 (2)	24,969,825
FCAR Owner Trust I, 0.900%, 1/21/2010 (2)	24,943,750
Fidelity Institutional Money Market Fund	521,000,000
Irish Life & Permanent PLC, 0.700%, 12/14/2009 (2)	24,970,825
Metlife Insurance FA, 1.461%, 3/1/2010	20,000,000
Skandinaviska Enskilda Bank, 0.650%, 12/22/2009 (2)	24,946,275
Unicredito Italiano Bank, 0.420%, 2/10/2010 (2)	24,973,175

Total	$688,644,888

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$48,417,344	$49,516,278
Large-Cap Growth Fund	48,242,645	49,337,612
Mid-Cap Value Fund	77,220,019	78,972,688
Mid-Cap Growth Fund	88,931,726	90,950,216
Small-Cap Growth Fund	107,890,461	110,339,258
International Stock Fund	14,781,268	15,116,760
Short-Term Income Fund	5,077,355	5,192,597
Short-Intermediate Bond Fund	36,854,971	37,691,471
Government Income Fund	173,259,469	177,191,952
Aggregate Bond Fund	72,686,290	74,336,056

Total	$673,361,548	$688,644,888

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income, Prime Money Market and Government Money Market Funds. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2009.

(2)	Each issue shows the rate of the discount at the time of purchase.

3. Fair Value Measurements Discussion and Disclosure

In September 2006, the Financial Accounting Standards Board (FASB), issued Fair Valuation Measurements. Fair Valuation Measurements defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. Fair Valuation Measurements establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Funds adopted Fair Valuation Measurements as of September 1, 2008. In addition, in April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly which expands existing fair value measurement disclosure to include a breakout of the current Fair Valuation Measurements chart to add category and/or security types. The Funds adopted Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly as of August 31, 2009,

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, Money Market holdings are valued using amortized cost under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. The following is a summary of each Fund's fair value measurements as of November 30, 2009:

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$192,087,394	$—	$—	$192,087,394
Purchased Call Options	937,800	—	—	937,800
Short-Term Investments	—	1,813,879	—	1,813,879
Total	$193,025,194	$1,813,879	$—	$194,839,073

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$173,353,516	$—	$—	$173,353,516
Short-Term Investments	—	1,372,170	—	1,372,170
Total	$173,353,516	$1,372,170	$—	$174,725,686

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$224,911,961	$—	$—	$224,911,961
Short-Term Investments	—	5,605,205	—	5,605,205
Total	$224,911,961	$5,605,205	$—	$230,517,166

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$199,648,727	$—	$—	$199,648,727
Short-Term Investments	—	3,864,675	—	3,864,675
Total	$199,648,727	$3,864,675	$—	$203,513,402

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$261,870,376	$—	$—	$261,870,376
Short-Term Investments	—	4,855,832	—	4,855,832
Total	$261,870,376	$4,855,832	$—	$266,726,208

International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$78,934,985	$—	$—	$78,934,985
Preferred Stocks	1,043,970	—	—	1,043,970
Rights	30,746	1,322	—	32,068
Short-Term Investments	—	2,674,132	—	2,674,132
Total	$80,009,701	$2,675,454	$—	$82,685,155

Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$55,014,602	$—	$—	$55,014,602
Short-Term Investments	—	1,027,781	—	1,027,781
Total	$—	$1,027,781	$—	$56,042,383

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$94,387	$46,872,245	$—	$46,966,632
Short-Term Investments	—	14,712,986	—	14,712,986
Total	$94,387	$61,585,231	$—	$61,679,618

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$14,218,566	$—	$14,218,566
Collateralized Mortgage Obligations	—	12,999,733	—	12,999,733
Commercial Mortgage Securities	—	14,161,771	—	14,161,771
Corporate Bonds & Notes	—	23,222,196	1,788,966	25,011,162
Mutual Funds	7,590,448	—	—	7,590,448
U.S. Government & U.S. Government Agency Obligations	—	2,231,028	—	2,231,028

U.S. Government Agency-Mortgage Securities	—	1,264,546	—	1,264,546
Short-Term Investments	—	26,895,190	—	26,895,190
Total	$7,590,448	$94,993,030	$1,788,966	$104,372,444

Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$7,050,596	$—	$7,050,596
Commercial Mortgage Securities	—	14,070,635	—	14,070,635
Corporate Bonds & Notes	—	48,110,999	2,944,800	51,055,799
U.S. Government & U.S. Government Agency Obligations	—	80,823,905	—	80,823,905

U.S. Government Agency-Mortgage Securities	—	254,930	—	254,930
Short-Term Investments	—	77,496,646	—	77,496,646
Total	$—	$227,807,711	$2,944,800	$230,752,511

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$1,804,326	$160,877,428	$—	$162,681,754
Short-Term Investments	—	15,115,463	—	15,115,463
Total	$1,804,326	$175,992,891	$—	$177,797,217

Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,353,341	$—	$2,353,341
Collateralized Mortgage Obligations	—	44,859,594	—	44,859,594
Commercial Mortgage Securities	—	25,597,805	—	25,597,805
Corporate Bonds & Notes	—	3,975,312	2,208,600	6,183,912
U.S. Government & U.S. Government Agency Obligations	—	20,212,520	—	20,212,520

U.S. Government Agency-Mortgage Securities	—	310,213,376	—	310,213,376
Short-Term Investments	—	105,097,455	—	105,097,455
Total	$—	$512,309,403	$2,208,600	$514,518,003

Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,537,908	$—	$1,537,908
Corporate Bonds & Notes	—	22,205,578	—	22,205,578
U.S. Government & U.S. Government Agency Obligations	—	1,108,298	—	1,108,298
Short-Term Investments	—	905,648	—	905,648
Total	$—	$25,757,432	$—	$25,757,432

Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$11,096,859	$—	$11,096,859
Commercial Mortgage Securities	—	13,903,602	—	13,903,602
Corporate Bonds & Notes	—	78,575,838	—	78,575,838
U.S. Government & U.S. Government Agency Obligations	—	60,831,300	—	60,831,300

U.S. Government Agency-Mortgage Securities	—	72,150,168	—	72,150,168
Short-Term Investments	—	81,337,739	—	81,337,739
Total	$—	$317,895,506	$—	$317,895,506

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,955,331	$—	$1,955,331
Commercial Mortgage Securities	—	2,509,343	—	2,509,343
Corporate Bonds & Notes	—	30,075,065	—	30,075,065
U.S. Government & U.S. Government Agency Obligations	—	16,752,701	—	16,752,701
U.S. Government Agency-Mortgage Securities	—	8,772,571	—	8,772,571
Short-Term Investments	—	2,593,085	—	2,593,085
Total	$—	$62,658,096	$—	$62,658,096

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$10,000,000	$—	$10,000,000
Municipals	—	40,000,000	—	40,000,000
U.S. Government & U.S. Government Agency Obligations	—	333,962,931	—	333,962,931
Repurchase Agreements	—	461,256,080	—	461,256,080
Total	$—	$845,219,011	$—	$845,219,011

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	—	943,832,032	—	943,832,032
Mutual Funds	—	22,616,016	—	22,616,016
Total	$—	$966,448,048	$—	$966,448,048

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificate of Deposit	$—	$100,000,000	$—	$100,000,000
Commercial Paper		2,456,435,101	—	2,456,435,101
Municipals	—	330,800,000	—	330,800,000
Notes-Variable	—	790,000,000	—	790,000,000
Repurchase Agreements	—	922,231,267	—	922,231,267
Trust Demand Notes	—	143,000,000	—	143,000,000
Total	$—	$4,742,466,368	$—	$4,742,466,368

	Unrealized Appreciation/Depreciation On Other Financial Instruments**
Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Fund Written Call Options	$(279,078)	$—	$—	$(279,078)
Short-Term Income Fund Futures Contracts	125,680	—	—	125,680
Intermediate Tax-Free Fund Futures Contracts	(65,385)	—	—	(65,385)
*	All sub-categories within Common Stocks represent Level 1 evaluation status.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determing value:

Fund	Beginning balance September 1, 2009	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in (out) of Level 3	Ending balance November 30, 2009
Short-Term Income Fund Corporate Bonds & Notes	$1,871,586	$—	$(82,620)	$—	$—	$1,788,966
Short-Intermediate Bond Fund Corporate Bonds & Notes	3,080,800	—	(136,000)	—	—	2,944,800
Government Income Fund Corporate Bonds & Notes	2,310,600	—	(102,000)	—	—	2,208,600

4. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended November 30, 2009, the Large-Cap Value Fund had $94,363 in realized losses on all option contracts. During the period ended November 30, 2009, the Large-Cap Value Fund had average written and purchased options outstanding of 841 contracts and 5,900 contracts, respectively.

At November 30, 2009, the Large-Cap Value Fund had no outstanding written option contracts.

5. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2009, the following Fund had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation (Depreciation)
Short-Term Income Fund	March 2010	125	U.S. 5 Year Note	Long	$125,680
Intermediate Tax-Free Fund	December 2009	20	U.S. 10 Year Note	Short	(65,385)

During the period ended November 30, 2009, the Short-Term Income Fund had an average of 125 long futures contracts outstanding while the Intermediate Tax-Free Fund had an average of 15 short futures contracts outstanding.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2009 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President
January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President (Principal Executive Officer)
January 27, 2010

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer (Principal Financial Officer)
January 27, 2010